UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
 (Exact name of Registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
 (Address of principal executive offices) (Zip code)

ANDREW D. KETTER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
 (Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

The Baird Long-Term Credit Bond Fund, while registered, has not yet commenced operations, and has no holdings to report for the period.

Baird Ultra Short Bond Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Principal Amount	Value	% of Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Security
U.S. Treasury Bond,
2.375%, 07/31/2017	$34,700,000	$35,469,924
		35,469,924	16.7%
U.S. Government Agency Issues
Federal National Mortgage Association (FNMA):
1.625%, 04/27/2018	2,000,000	2,001,574
		2,001,574	0.9%
Corporate Bonds
Finance
ABN AMRO Bank NV:
1.421%, 10/28/2016 (Acquired 01/03/2014 through 10/03/2014, Cost $325,351) * f	325,000	325,558
4.250%, 02/02/2017 (Acquired 11/16/2015, Cost $253,535) * f	248,000	253,161
American Express Co.,
1.208%, 05/22/2018	1,500,000	1,490,079
American International Group, Inc.,
5.600%, 10/18/2016	1,500,000	1,535,422
Australia and New Zealand Banking Group Ltd.,
1.060%, 01/16/2018 (Acquired 01/12/2015, Cost $1,000,000) * f	1,000,000	992,937
Banco Santander-Chile,
1.517%, 04/11/2017 (Acquired 04/08/2014, Cost $200,000) * f	200,000	198,250
Barclays Bank PLC,
Class 1, 5.000%, 09/22/2016 f	1,200,000	1,222,475
BB&T Corp.,
1.276%, 02/01/2019	880,000	870,058
BNP Paribas SA,
1.080%, 05/07/2017 f	1,000,000	997,927
BOKF NA,
1.307%, 05/15/2017	250,000	245,176
BPCE,
1.471%, 02/10/2017 f	500,000	501,222
Caisse Centrale Desjardins,
1.283%, 01/29/2018 (Acquired 01/26/2015, Cost $1,000,000) * f	1,000,000	996,902
Capital One Financial Corp.:
3.150%, 07/15/2016	1,015,000	1,020,782
6.150%, 09/01/2016	150,000	153,045
Capital One NA,
1.301%, 02/05/2018	500,000	497,675
Citigroup, Inc.,
0.906%, 06/09/2016	1,050,000	1,049,395
Comerica Bank,
5.750%, 11/21/2016	1,500,000	1,539,237
Commonwealth Bank of Australia/New York NY,
1.403%, 11/02/2018 (Acquired 10/26/2015, Cost $1,000,000) * f	1,000,000	996,459
Countrywide Financial Corp.,
6.250%, 05/15/2016	1,400,000	1,407,948
Credit Agricole SA:
1.481%, 10/03/2016 (Acquired 01/03/2014, Cost $250,104) * f	250,000	250,509
1.605%, 06/10/2020 (Acquired 06/03/2015, Cost $1,000,000) * f	1,000,000	987,150
Credit Suisse:
1.125%, 05/26/2017 f	500,000	498,610
1.301%, 04/27/2018 f	1,000,000	991,553
Deutsche Bank AG:
1.227%, 02/13/2017 f	850,000	847,603
1.298%, 02/13/2018 f	1,000,000	987,843
Fifth Third Bancorp:
1.150%, 11/18/2016	540,000	540,870
1.043%, 12/20/2016	1,000,000	996,536
First Tennessee Bank National Association,
5.650%, 04/01/2016	1,000,000	1,000,000
HSBC USA, Inc.:
1.390%, 08/07/2018	1,000,000	992,784
1.228%, 11/13/2019	250,000	244,144
J.P. Morgan Chase & Co.:
Class 1, 1.251%, 01/28/2019	250,000	248,899
1.574%, 01/23/2020 @	1,000,000	1,000,183
Kookmin Bank,
1.496%, 01/27/2017 (Acquired 01/21/2014, Cost $250,000) * f	250,000	250,114
Liberty Mutual Group, Inc.,
6.700%, 08/15/2016 (Acquired 02/02/2016, Cost $2,039,716) *	2,000,000	2,038,774
Lloyds Bank PLC,
1.168%, 05/14/2018 f	1,500,000	1,489,674

Macquarie Bank Ltd.,
1.418%, 03/24/2017 (Acquired 03/18/2014 through 09/17/2015, Cost $1,201,691) * f	1,200,000	1,198,073
Mizuho Bank Ltd.:
1.050%, 04/16/2017 (Acquired 04/09/2014, Cost $200,000) * f	200,000	199,213
1.080%, 09/25/2017 (Acquired 09/18/2014 through 01/14/2015, Cost $799,361) * f	800,000	798,830
1.270%, 03/26/2018 (Acquired 03/19/2015 through 03/14/2016, Cost $1,342,217) * f	1,350,000	1,343,328
1.814%, 10/20/2018 (Acquired 10/13/2015, Cost $500,000) * f	500,000	501,453
Morgan Stanley:
5.750%, 10/18/2016	1,000,000	1,025,054
1.371%, 01/05/2018	500,000	498,280
1.469%, 01/24/2019	250,000	248,197
1.761%, 01/27/2020	500,000	496,741
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	700,000	702,094
2.082%, 09/13/2016 f	700,000	701,849
Rabobank Nederland,
3.375%, 01/19/2017 f	800,000	814,320
Raymond James Financial, Inc.,
4.250%, 04/15/2016	400,000	400,376
Royal Bank of Canada,
0.882%, 10/13/2017 f	1,000,000	995,962
Santander Bank NA,
1.551%, 01/12/2018	1,400,000	1,387,354
Simon Property Group LP,
2.800%, 01/30/2017	1,500,000	1,515,096
Societe Generale,
1.705%, 10/01/2018 f	1,500,000	1,502,825
Standard Chartered PLC,
1.260%, 04/17/2018 (Acquired 04/13/2015, Cost $1,200,000) * f	1,200,000	1,187,736
Sumitomo Mitsui Banking Corp.:
1.200%, 01/16/2018 f	300,000	298,592
1.359%, 07/23/2018 f	1,350,000	1,343,741
Symetra Financial Corp.,
6.125%, 04/01/2016 (Acquired 04/23/2014 through 12/16/2015, Cost $2,020,000) *	2,020,000	2,020,000
Synchrony Financial,
1.849%, 02/03/2020	1,000,000	966,632
The Bank of New York Mellon Corp.,
1.176%, 08/01/2018	1,000,000	997,605
The Bank of Nova Scotia,
1.105%, 06/11/2018 f	1,500,000	1,496,557
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
0.944%, 09/08/2017 (Acquired 09/30/2014, Cost $998,890) * f	1,000,000	995,203
The Goldman Sachs Group, Inc.,
1.718%, 11/15/2018	500,000	499,950
The Huntington National Bank,
1.350%, 08/02/2016	1,725,000	1,726,728
The Toronto-Dominion Bank,
1.181%, 11/05/2019 f	1,200,000	1,186,310
UBS AG,
1.330%, 03/26/2018 f	1,000,000	998,416
UBS Group Funding Jersey Ltd.,
2.068%, 09/24/2020 (Acquired 09/21/2015, Cost $500,000) * f	500,000	497,543
US Bancorp,
1.019%, 04/25/2019	1,440,000	1,429,354
Wells Fargo & Co.,
Class N, 1.298%, 01/30/2020	1,000,000	990,578
Wells Fargo Bank, National Association,
0.828%, 05/16/2016	250,000	249,903
Westpac Banking Corp.,
1.059%, 05/25/2018 f	1,500,000	1,489,734
		62,362,581	29.4%
Utility
Mississippi Power Co.,
2.350%, 10/15/2016	1,000,000	1,006,118
Tri-State Pass Through Trust,
6.040%, 01/31/2018 (Acquired 09/18/2014, Cost $76,752) *	74,640	76,781
W3A Funding Corp.,
8.090%, 01/02/2017	30,836	30,804
		1,113,703	0.5%
Industrials
Actavis Funding SCS,
1.887%, 03/12/2020 f	1,500,000	1,494,607
Alibaba Group Holding Ltd.,
1.156%, 11/28/2017 f	500,000	495,213
American Honda Finance Corp.,
1.443%, 02/22/2019	200,000	200,568
Ameritech Capital Funding Corp.,
9.100%, 06/01/2016	255,552	258,156

Amgen, Inc.,
0.998%, 05/22/2017	250,000	249,426
Anadarko Petroleum Corp.,
5.950%, 09/15/2016	1,200,000	1,220,834
Anglo American Capital PLC,
1.572%, 04/15/2016 (Acquired 04/08/2014 through 11/13/2014, Cost $800,070) * f	800,000	797,131
AT&T, Inc.:
1.546%, 11/27/2018	400,000	397,693
1.559%, 06/30/2020	1,000,000	989,798
Baxalta, Inc.,
1.404%, 06/22/2018 (Acquired 06/18/2015, Cost $1,500,000) *	1,500,000	1,469,895
Boston Scientific Corp.,
5.125%, 01/12/2017	1,500,000	1,542,127
Chesapeake Energy Corp.,
3.872%, 04/15/2019	500,000	193,750
Chevron Phillips Chemical Co. LLC,
1.366%, 05/01/2020 (Acquired 05/07/2015, Cost $1,500,000) *	1,500,000	1,452,405
ConAgra Foods, Inc.,
0.994%, 07/21/2016	875,000	874,377
D.R. Horton, Inc.,
6.500%, 04/15/2016	390,000	390,000
Daimler Finance North America LLC:
0.956%, 08/01/2017 (Acquired 01/13/2015, Cost $498,615) *	500,000	497,034
1.329%, 08/03/2017 (Acquired 07/28/2015, Cost $1,050,000) *	1,050,000	1,049,736
Dollar General Corp.,
4.125%, 07/15/2017	1,500,000	1,548,438
Enbridge, Inc.:
1.275%, 10/01/2016 f	750,000	742,677
1.083%, 06/02/2017 f	450,000	431,325
Express Scripts Holding Co.,
2.650%, 02/15/2017	500,000	506,530
Exxon Mobil Corp.,
1.412%, 03/01/2019	1,000,000	1,003,770
Federal Express Corp. 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 08/19/2015, Cost $239,282) *	237,140	238,586
Ford Motor Credit Co. LLC,
1.461%, 03/27/2017	1,200,000	1,198,355
General Motors Financial Co., Inc.,
2.750%, 05/15/2016	1,000,000	1,001,803
Glencore Funding LLC,
1.680%, 04/16/2018 (Acquired 04/08/2015, Cost $1,000,000) *	1,000,000	900,000
Hanson Ltd.,
6.125%, 08/15/2016 f	800,000	813,360
Hewlett Packard Enterprise Co.,
2.561%, 10/05/2018 (Acquired 09/30/2015, Cost $1,000,000) *	1,000,000	1,001,536
Hewlett-Packard Co.,
1.564%, 01/14/2019	737,000	737,326
Hyundai Capital Services, Inc.:
4.375%, 07/27/2016 (Acquired 05/28/2015 through 07/28/2015, Cost $1,413,763) * f	1,400,000	1,414,727
1.439%, 03/18/2017 (Acquired 01/13/2015, Cost $200,104) * f	200,000	199,992
Johnson Controls, Inc.,
2.600%, 12/01/2016	1,250,000	1,260,486
Lafarge SA,
6.500%, 07/15/2016 f	1,100,000	1,116,365
Masco Corp.,
6.125%, 10/03/2016	1,050,000	1,075,463
Medtronic, Inc.,
1.434%, 03/15/2020	750,000	748,072
Mondelez International, Inc.,
1.136%, 02/01/2019	500,000	492,816
Pearson Funding Two PLC,
4.000%, 05/17/2016 (Acquired 08/11/2015, Cost $1,003,591) * f	1,000,000	1,002,774
Perrigo Co. PLC,
1.300%, 11/08/2016 f	1,200,000	1,194,384
Qualcomm, Inc.,
1.168%, 05/20/2020	1,500,000	1,460,247
Telefonica Emisiones SAU,
1.275%, 06/23/2017 f	1,000,000	995,731
Thermo Fisher Scientific, Inc.,
2.250%, 08/15/2016	1,350,000	1,357,371
Total Capital International,
0.973%, 06/19/2019 f	250,000	243,690
Toyota Motor Credit Corp.,
Class 2547, 0.941%, 01/12/2018	900,000	898,805
TransCanada PipeLines Ltd.,
1.411%, 01/12/2018 f	1,000,000	984,561
TSMC Global Ltd.,
0.950%, 04/03/2016 (Acquired 04/29/2015, Cost $999,996) * f	1,000,000	1,000,000

TTX Co.,
6.050%, 06/15/2016 (Acquired 09/18/2015, Cost $1,514,820) *	1,500,000	1,513,140
Verizon Communications, Inc.,
2.382%, 09/14/2018	1,563,000	1,601,247
Viacom, Inc.:
6.250%, 04/30/2016	1,000,000	1,003,807
2.500%, 12/15/2016	800,000	804,080
Vodafone Group PLC,
5.625%, 02/27/2017 f	1,000,000	1,040,393
Volkswagen Group of America Finance LLC:
0.988%, 05/23/2017 (Acquired 05/15/2014, Cost $250,000) *	250,000	247,071
1.058%, 11/20/2017 (Acquired 11/12/2014, Cost $500,000) *	500,000	490,578
Wm Wrigley Jr Co.,
1.400%, 10/21/2016 (Acquired 02/01/2016, Cost $1,200,648) *	1,200,000	1,202,510
Xerox Corp.:
7.200%, 04/01/2016	261,000	261,000
6.750%, 02/01/2017	1,600,000	1,658,555
		48,964,321	23.1%
Total Corporate Bonds		112,440,605	53.0%

Other Government Related Securities
CNOOC Finance 2013 Ltd.,
1.125%, 05/09/2016 f	1,000,000	999,701
CNPC General Capital Ltd.,
1.518%, 05/14/2017 (Acquired 05/07/2014, Cost $250,000) * f	250,000	250,052
Electricite de France SA,
1.084%, 01/20/2017 (Acquired 01/13/2014, Cost $250,000) * f	250,000	249,400
Export-Import Bank of Korea,
1.374%, 01/14/2017 f	250,000	250,405
Petrobras Global Finance BV,
3.002%, 03/17/2017 f	250,000	241,275
The Korea Development Bank,
4.000%, 09/09/2016 f	600,000	608,129
		2,598,962	1.2%
Taxable Municipal Bonds
City of Erie PA,
6.700%, 11/15/2016	630,000	653,638
City of Los Angeles Department of Airports,
5.175%, 05/15/2017	130,000	132,943
Consolidated Municipalities Electric Power Systems Joint Powers Board,
1.000%, 06/01/2016	300,000	299,856
Cook County School District No. 144 Prairie Hills,
1.500%, 12/01/2016	250,000	251,552
Madison County Community Unit School District No 12 Madison,
1.950%, 01/01/2017	200,000	200,382
Ohio Air Quality Development Authority,
2.250%, 08/01/2029	590,000	591,428
Ohio Water Development Authority,
5.875%, 06/01/2033	325,000	327,278
		2,457,077	1.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC),
5.000%, 12/01/2017	58,419	60,322
Federal National Mortgage Association (FNMA):
5.000%, 10/01/2017	53,059	54,737
5.000%, 11/01/2017	44,131	45,539
5.500%, 11/01/2017	91,646	94,100
5.000%, 12/01/2017	40,021	41,333
5.000%, 12/01/2019	520,087	541,545
4.500%, 04/01/2020	1,009,799	1,046,469
5.000%, 04/01/2020	1,000,376	1,038,697
		2,922,742	1.4%
Non-U.S. Government Agency Issues
Banc of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	39,639	39,962
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	36,182	36,759
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	84,775	84,435
		161,156	0.1%
Asset Backed Securities
Aames Mortgage Investment Trust,
Series 2006-1, Class A3, 0.756%, 04/25/2036	667,276	647,997
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 0.753%, 12/25/2035	629,227	591,611
Series 2006-2, Class A3, 0.583%, 09/25/2036	760,102	750,102

ACE Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A1B1, 0.623%, 02/25/2036	441,194	434,470
Series 2006-HE1, Class A1A, 0.633%, 02/25/2036	197,541	196,146
Capital Auto Receivables Asset Trust:
Series 2014-3, Class A2, 1.180%, 12/20/2017	1,300,000	1,300,070
Series 2014-1, Class A3, 1.320%, 06/20/2018	1,164,704	1,165,500
Capital One Multi-Asset Execution Trust,
Series 2014-2A, Class A2, 1.260%, 01/15/2020	2,000,000	2,004,294
Chase Issuance Trust,
Series 2014-A1, Class A1, 1.150%, 01/15/2019	1,940,000	1,943,323
Citibank Credit Card Issuance Trust:
Series 2013-A3, Class A3, 1.110%, 07/23/2018	790,000	790,841
Series 2014-A2, Class A2, 1.020%, 02/22/2019	835,000	835,223
Series 2008-A2, Class A2, 1.582%, 01/23/2020	1,000,000	1,014,298
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030	638,483	679,657
Countrywide Asset-Backed Certificates,
Series 2005-13, Class 3AV3, 0.686%, 04/25/2036	86,088	85,581
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017 (Acquired 04/15/2015 through 09/22/2015, Cost $1,431,640) *	1,431,794	1,429,921
Discover Card Execution Note Trust,
Series 2013-A5, Class A5, 1.040%, 04/15/2019	1,000,000	1,001,119
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 1.073%, 09/25/2034	64,229	64,174
First National Master Note Trust,
Series 2013-2, Class A, 0.966%, 10/15/2019	1,500,000	1,499,192
Ford Credit Auto Lease Trust,
Series 2014-B, Class A4, 1.100%, 11/15/2017	1,205,000	1,204,871
Ford Credit Auto Owner Trust,
Series 2015-B, Class A2A, 0.720%, 03/15/2018	616,984	616,588
GM Financial Automobile Leasing Trust,
Series 2014-1A, Class A3, 1.010%, 05/22/2017 (Acquired 12/23/2015, Cost $635,276) *	635,623	635,748
Golden Credit Card Trust,
Series 2013-2, Class A, 0.866%, 09/15/2018 (Acquired 03/29/2016, Cost $2,000,000) * f	2,000,000	2,000,000
GSAMP Trust,
Series 2006-HE1, Class A2C, 0.643%, 01/25/2036	151,933	150,851
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3, 0.603%, 05/25/2037	484,399	460,546
Hyundai Auto Lease Securitization Trust:
Series 2014-A, Class A3, 0.750%, 04/17/2017 (Acquired 02/18/2016, Cost $677,702) *	677,940	677,741
Series 2015-A, Class A3, 1.420%, 09/17/2018 (Acquired 03/04/2015 through 03/31/2016, Cost $2,201,514) *	2,200,000	2,204,141
J.P. Morgan Mortgage Acquisition Trust:
Series 2006-NC1, Class A4, 0.606%, 04/25/2036	879,131	862,808
Series 2007-CH3, Class A3, 0.583%, 03/25/2037	866,741	859,096
Series 2007-CH5, Class A3, 0.543%, 05/25/2037	490,559	484,590
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $749,862) *	750,000	750,129
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.633%, 01/25/2036	32,752	31,515
MASTR Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 0.663%, 02/25/2036	823,816	817,406
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class A1, 0.538%, 08/25/2036	1,412,054	1,405,984
Morgan Stanley,
Series 2006-HE3, Class A2C, 0.593%, 04/25/2036	332,902	323,227
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV2, 0.563%, 06/25/2037	35,227	34,402
New Century Home Equity Loan Trust,
Series 2005-B, Class A2C, 0.713%, 10/25/2035	170,673	170,538
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 02/05/2016, Cost $697,812) *	700,000	697,268
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WCW1, 0.883%, 05/25/2035	677,424	672,166
Series 2005-WCW2, Class A2D, 0.803%, 07/25/2035	23,497	23,490
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	40,381	40,477
Series 2006-NC1, Class A2, 0.623%, 01/25/2036	193,050	192,831
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	30,047	30,011
Series 2006-EMX2, Class A2, 0.633%, 02/25/2036	469,281	466,294
Series 2006-KS1, Class A4, 0.733%, 02/25/2036	294,218	289,862
Saxon Asset Securities Trust,
Series 2006-1, Class A2C, 0.753%, 03/25/2036	1,025,801	1,004,048
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 0.693%, 12/25/2035	683,203	670,948
Series 2006-WF2, Class A2C, 0.573%, 12/25/2036	1,338,303	1,330,264
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2C, 0.633%, 12/25/2036	607,948	606,161

Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 05/13/2015 through 07/28/2015, Cost $1,160,558) *	1,156,884	1,153,765
Synchrony Credit Card Master Note Trust,
Series 2012-3, Class A, 0.886%, 03/15/2020	1,025,000	1,024,492
TCF Auto Receivables Owner Trust,
Series 2015-1A, Class A2, 1.020%, 08/15/2018 (Acquired 06/03/2015, Cost $1,434,070) *	1,436,466	1,433,381
		39,759,158	18.7%
Commercial Mortgage-Backed Securities
FHLMC Multifamily Structured Pass Through Certificates:
Series K502, Class A2, 1.426%, 08/25/2017	1,119,666	1,123,018
Series K701, Class A2, 3.882%, 11/25/2017	1,875,000	1,943,111
		3,066,129	1.4%
Total Long-Term Investments (Cost $201,726,414)		200,877,327	94.6%

	Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Dreyfus Institutional Cash Advantage Fund, 0.39% «	29,293,794	29,293,794
Total Short-Term Investment (Cost $29,293,794)		29,293,794	13.8%

INVESTMENT PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Company
Mount Vernon Securities Lending Trust Prime Portfolio, 0.54% «	1,020,000	1,020,000
Total Investment Company (Cost $1,020,000)		1,020,000	0.5%
Total Investment Purchased with Cash Proceeds From
Securities Lending (Cost $1,020,000)		1,020,000	0.5%
Total Investments (Cost $232,040,208)		231,191,121	108.9%
Liabilities in Excess of Other Assets		(18,971,626)	(8.9)%
TOTAL NET ASSETS		$212,219,495	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At March 31, 2016, the value of these securities total $42,066,633, which represents 19.82% of total net assets.

@	This security or portion of this security is out on loan at March 31, 2016.
f	Foreign Security
«	7-Day Yield

Baird Ultra Short Bond Fund
Schedule of Investments, March 31, 2016 (Unaudited)
Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Security	$-	$35,469,924	$-	$35,469,924
U.S. Government Agency Issues	-	2,001,574	-	2,001,574
Corporate Bonds	-	112,440,605	-	112,440,605
Other Government Related Securities	-	2,598,962	-	2,598,962
Taxable Municipal Bonds	-	2,457,077	-	2,457,077
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	2,922,742	-	2,922,742
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	161,156	-	161,156
Asset Backed Securities	-	39,759,158	-	39,759,158
Commercial Mortgage-Backed Securities	-	3,066,129	-	3,066,129
Total Fixed Income	-	200,877,327	-	200,877,327

Short-Term Investment
Money Market Mutual Fund	29,293,794	-	-	29,293,794
Total Short-Term Investment	29,293,794	-	-	29,293,794

Investment Purchased with Cash
Proceeds from Securities Lending
Investment Company	1,020,000	-	-	1,020,000
Total Investment Purchased with
Cash Proceeds from Securities Lending	1,020,000	-	-	1,020,000

Total Investments	$30,313,794	$200,877,327	$-	$231,191,121

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period. See the Fund's valuation policy in Note 2a to the financial statements.

Baird Short-Term Bond Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019 @	$378,250,000	$382,313,161
2.625%, 08/15/2020	112,600,000	119,655,066
		501,968,227	15.0%
Corporate Bonds
Finance
Abbey National Treasury Services PLC/United Kingdom,
2.000%, 08/24/2018 f	10,000,000	10,056,590
ABN AMRO Bank NV:
1.421%, 10/28/2016 (Acquired 10/23/2013 through 05/19/2014, Cost $11,052,719) * f	11,050,000	11,068,962
4.250%, 02/02/2017 (Acquired 08/23/2013 through 11/21/2014, Cost $3,746,942) * f	3,675,000	3,751,477
2.500%, 10/30/2018 (Acquired 03/04/2014 through 04/29/2015, Cost $1,157,616) * f	1,150,000	1,165,725
American Express Bank, FSB,
0.738%, 06/12/2017	750,000	745,490
American Express Co.:
5.500%, 09/12/2016	1,213,000	1,233,876
7.000%, 03/19/2018	2,661,000	2,918,792
1.208%, 05/22/2018	5,528,000	5,491,438
American Express Credit Corp.:
1.128%, 07/29/2016 @	5,000,000	5,006,355
1.108%, 08/15/2019	2,000,000	1,960,044
American International Group, Inc.,
5.600%, 10/18/2016	5,120,000	5,240,909
ANZ New Zealand (Int'l) Ltd.:
2.600%, 09/23/2019 (Acquired 09/16/2014, Cost $3,347,822) * f	3,350,000	3,384,535
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $2,997,510) * f	3,000,000	3,074,496
Aon Corp.,
3.125%, 05/27/2016 f	1,582,000	1,587,458
Australia and New Zealand Banking Group Ltd.:
0.997%, 01/10/2017 (Acquired 01/06/2014, Cost $750,000) * f	750,000	750,583
1.875%, 10/06/2017 f	750,000	756,832
2.250%, 06/13/2019 f	1,000,000	1,009,489
Banco Santander-Chile,
1.517%, 04/11/2017 (Acquired 04/08/2014, Cost $1,800,000) * f	1,800,000	1,784,250
Bank of America Corp.,
5.750%, 12/01/2017	5,000,000	5,313,105
Bank of Montreal:
1.217%, 04/09/2018 f	1,325,000	1,323,107
1.800%, 07/31/2018 f	5,000,000	5,020,025
Barclays Bank PLC:
Class 1, 5.000%, 09/22/2016 f	5,630,000	5,735,444
1.198%, 02/17/2017 f	4,000,000	3,996,600
Barclays PLC:
2.000%, 03/16/2018 f	4,000,000	3,928,836
3.250%, 01/12/2021 f	2,375,000	2,364,823
BB&T Corp.,
1.494%, 06/15/2018	4,150,000	4,148,365
BNP Paribas SA:
1.222%, 12/12/2016 f	4,540,000	4,545,112
2.375%, 09/14/2017 f	3,000,000	3,036,990
2.375%, 05/21/2020 f	3,225,000	3,244,379
BNZ International Funding Ltd.:
1.900%, 02/26/2018 (Acquired 02/23/2015, Cost $1,703,367) * f	1,700,000	1,703,325
2.350%, 03/04/2019 (Acquired 09/03/2014 through 11/13/2014, Cost $7,238,113) * f	7,250,000	7,289,505
BPCE:
1.471%, 02/10/2017 f	9,650,000	9,673,585
2.500%, 12/10/2018 f	3,525,000	3,587,678
Branch Banking and Trust Co.,
0.918%, 05/23/2017	9,620,000	9,589,918
Caisse Centrale Desjardins:
1.283%, 01/29/2018 (Acquired 01/26/2015, Cost $10,000,000) * f	10,000,000	9,969,020
1.750%, 01/29/2018 (Acquired 04/06/2015, Cost $4,014,349) * f	4,000,000	3,976,340
Canadian Imperial Bank of Commerce,
1.350%, 07/18/2016 f	5,000,000	5,011,650
Capital One Bank (USA) National Association,
2.250%, 02/13/2019	1,500,000	1,496,283
Capital One Financial Corp.:
6.150%, 09/01/2016	1,403,000	1,431,480
5.250%, 02/21/2017	1,100,000	1,135,477
Capital One NA:
1.500%, 09/05/2017	5,000,000	4,978,715
1.301%, 02/05/2018	2,000,000	1,990,698
2.400%, 09/05/2019	5,300,000	5,285,202
CIGNA Corp.,
5.375%, 03/15/2017	2,300,000	2,384,801

Citigroup, Inc.:
1.298%, 11/15/2016	2,000,000	2,002,822
1.550%, 08/14/2017	2,400,000	2,399,537
1.850%, 11/24/2017	5,000,000	5,011,300
1.700%, 04/27/2018	2,000,000	1,992,796
2.150%, 07/30/2018	3,975,000	3,996,767
2.050%, 12/07/2018	4,000,000	4,016,764
Citizens Bank, National Association:
1.600%, 12/04/2017	14,300,000	14,222,980
2.500%, 03/14/2019	2,700,000	2,723,531
CNA Financial Corp.,
7.350%, 11/15/2019	14,915,000	17,216,787
Comerica Bank:
5.750%, 11/21/2016	1,925,000	1,975,354
5.200%, 08/22/2017	6,825,000	7,096,792
2.500%, 06/02/2020 @	7,000,000	7,027,895
Commonwealth Bank of Australia,
2.050%, 03/15/2019 f	1,500,000	1,516,974
Commonwealth Bank of Australia/New York NY,
1.750%, 11/02/2018 f	15,000,000	15,022,275
Compass Bank:
1.850%, 09/29/2017	10,505,000	10,519,013
2.750%, 09/29/2019	6,400,000	6,373,389
Countrywide Financial Corp.,
6.250%, 05/15/2016	8,226,000	8,272,699
Credit Agricole SA,
1.481%, 10/03/2016 (Acquired 09/26/2013, Cost $10,000,000) * f	10,000,000	10,020,350
Credit Suisse:
1.125%, 05/26/2017 f	2,000,000	1,994,440
6.000%, 02/15/2018 f	8,440,000	8,996,331
1.700%, 04/27/2018 f	2,500,000	2,489,150
Deutsche Bank AG:
1.227%, 02/13/2017 f	5,450,000	5,434,631
1.875%, 02/13/2018 f	3,000,000	2,980,905
Deutsche Bank Aktiengesellschaft:
1.106%, 05/30/2017 f	2,640,000	2,621,301
6.000%, 09/01/2017 f	3,467,000	3,648,983
Discover Bank,
8.700%, 11/18/2019	5,395,000	6,284,047
Discover Bank of Greenwood DE,
2.600%, 11/13/2018	8,000,000	8,020,072
Fifth Third Bancorp:
1.043%, 12/20/2016	7,825,000	7,797,894
5.450%, 01/15/2017	919,000	941,462
2.150%, 08/20/2018	2,000,000	2,016,308
2.875%, 07/27/2020	5,000,000	5,069,700
First Tennessee Bank National Association:
5.650%, 04/01/2016	7,219,000	7,219,000
2.950%, 12/01/2019	4,436,000	4,446,438
GE Capital International Funding Co.,
0.964%, 04/15/2016 (Acquired 01/08/2013 through 11/13/2014, Cost $11,680,605) * f	11,700,000	11,700,644
Hana Bank,
1.746%, 11/09/2016 (Acquired 11/05/2013, Cost $7,001,807) * f	7,000,000	7,008,729
HSBC Bank USA, National Association,
6.000%, 08/09/2017	925,000	973,482
HSBC Finance Corp.,
6.676%, 01/15/2021	221,000	253,490
HSBC USA, Inc.:
1.508%, 09/24/2018	1,000,000	995,213
1.228%, 11/13/2019	9,750,000	9,521,616
Humana, Inc.,
7.200%, 06/15/2018	6,610,000	7,349,071
Huntington Bancshares, Inc.,
2.600%, 08/02/2018	3,375,000	3,402,564
ING Bank NV,
3.750%, 03/07/2017 (Acquired 05/30/2013 through 01/13/2014, Cost $3,253,913) * f	3,200,000	3,271,168
J.P. Morgan Chase & Co.:
1.169%, 04/25/2018	3,500,000	3,487,536
Class 1, 1.251%, 01/28/2019	750,000	746,696
2.250%, 01/23/2020	8,100,000	8,164,071
Kemper Corp.,
6.000%, 05/15/2017	4,565,000	4,725,277
KeyBank National Association:
2.350%, 03/08/2019	6,500,000	6,558,903
2.500%, 12/15/2019	5,325,000	5,393,016
Kookmin Bank:
1.496%, 01/27/2017 (Acquired 01/21/2014 through 02/20/2014, Cost $4,751,026) * f	4,750,000	4,752,171
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $5,983,080) * f	6,000,000	6,006,252
LeasePlan Corp. NV,
2.500%, 05/16/2018 (Acquired 05/07/2013 through 10/20/2014, Cost $16,345,204) * f	16,435,000	16,291,703
Lloyds Bank PLC:
1.750%, 05/14/2018 f	5,825,000	5,811,579
2.000%, 08/17/2018 f	4,500,000	4,513,203
2.050%, 01/22/2019 f	4,000,000	4,000,824

M&I Marshall & Ilsley Bank,
5.000%, 01/17/2017	2,488,000	2,553,795
Macquarie Bank Ltd.:
2.000%, 08/15/2016 (Acquired 08/07/2013 through 04/29/2015, Cost $10,152,698) * f	10,150,000	10,185,748
1.249%, 10/27/2017 (Acquired 10/22/2014, Cost $5,000,000) * f	5,000,000	4,979,800
Macquarie Group Ltd.,
4.875%, 08/10/2017 (Acquired 10/29/2014 through 11/25/2014, Cost $2,861,222) * f	2,750,000	2,850,804
Manufacturers And Traders Trust Co.:
6.625%, 12/04/2017	1,000,000	1,079,168
1.648%, 12/28/2020	282,000	274,950
Marsh & McLennan Cos., Inc.,
2.300%, 04/01/2017	1,297,000	1,306,591
Metropolitan Life Global Funding I,
0.997%, 04/10/2017 (Acquired 04/07/2014, Cost $8,500,000) *	8,500,000	8,504,930
Mizuho Bank Ltd.:
2.550%, 03/17/2017 (Acquired 05/30/2013, Cost $6,951,674) * f	6,900,000	6,971,622
1.050%, 04/16/2017 (Acquired 04/09/2014, Cost $2,800,000) * f	2,800,000	2,788,974
1.080%, 09/25/2017 (Acquired 03/30/2016, Cost $2,984,610) * f	3,000,000	2,995,614
1.814%, 10/20/2018 (Acquired 10/13/2015, Cost $2,500,000) * f	2,500,000	2,507,262
Morgan Stanley:
5.450%, 01/09/2017	2,950,000	3,043,459
1.371%, 01/05/2018	1,500,000	1,494,838
6.625%, 04/01/2018	2,000,000	2,185,070
1.469%, 01/24/2019	4,750,000	4,715,743
1.761%, 01/27/2020	4,000,000	3,973,924
MUFG Union Bank, National Association:
3.000%, 06/06/2016	6,300,000	6,324,444
2.125%, 06/16/2017	3,500,000	3,517,770
National City Bank,
5.800%, 06/07/2017	2,525,000	2,644,387
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $4,998,350) * f	5,000,000	5,002,710
New York Life Global Funding,
1.550%, 11/02/2018 (Acquired 10/27/2015, Cost $9,486,415) *	9,500,000	9,521,565
Nomura Holdings, Inc.,
2.000%, 09/13/2016 f	10,205,000	10,235,523
Nordea Bank AB:
3.125%, 03/20/2017 (Acquired 10/03/2012 through 08/21/2013, Cost $5,198,415) * f	5,140,000	5,237,038
1.250%, 04/04/2017 (Acquired 03/31/2014, Cost $3,988,880) * f	4,000,000	3,995,796
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (Acquired 02/10/2015 through 09/16/2015, Cost $11,872,797) *	10,197,000	11,981,883
Paine Webber Group, Inc.,
7.990%, 06/09/2017	300,000	317,351
Principal Financial Group, Inc.:
1.850%, 11/15/2017	3,500,000	3,507,010
8.875%, 05/15/2019	7,435,000	8,833,189
Prudential Financial, Inc.:
6.100%, 06/15/2017	4,720,000	4,959,516
7.375%, 06/15/2019	7,000,000	8,123,318
Raymond James Financial, Inc.,
4.250%, 04/15/2016	5,600,000	5,605,270
Regions Bank,
7.500%, 05/15/2018	7,670,000	8,452,072
Regions Financial Corp.,
2.000%, 05/15/2018	10,000,000	9,936,500
Reliance Standard Life Global Funding II:
2.150%, 10/15/2018 (Acquired 10/13/2015, Cost $8,493,880) *	8,500,000	8,513,770
2.500%, 01/15/2020 (Acquired 01/07/2015, Cost $5,979,540) *	6,000,000	6,019,530
Royal Bank of Canada,
1.400%, 10/13/2017 @ f	8,450,000	8,461,374
Santander Bank NA,
8.750%, 05/30/2018	2,238,000	2,493,255
Santander UK PLC,
3.125%, 01/08/2021 f	3,500,000	3,520,472
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 08/05/2015, Cost $5,039,956) * f	5,000,000	5,053,450
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $4,692,762) * f	4,700,000	4,735,673
Societe Generale:
5.750%, 04/20/2016 (Acquired 07/08/2014 through 10/29/2015, Cost $1,994,447) * f	1,990,000	1,993,417
1.705%, 10/01/2018 f	6,000,000	6,011,298
2.625%, 10/01/2018 f	1,000,000	1,017,895
Standard Chartered PLC:
0.974%, 09/08/2017 (Acquired 09/03/2014, Cost $10,000,000) * f	10,000,000	9,907,600
1.260%, 04/17/2018 (Acquired 04/13/2015, Cost $2,000,000) * f	2,000,000	1,979,560
2.400%, 09/08/2019 (Acquired 09/03/2014 through 04/29/2015, Cost $2,223,233) * @ f	2,225,000	2,209,381
Sumitomo Mitsui Banking Corp.:
1.450%, 07/19/2016 f	4,000,000	4,006,356
1.051%, 01/10/2017 f	2,075,000	2,072,927
1.200%, 01/16/2018 f	1,585,000	1,577,560
1.950%, 07/23/2018 f	3,500,000	3,510,556
2.450%, 01/16/2020 f	4,500,000	4,553,186
SunTrust Bank,
7.250%, 03/15/2018	154,000	168,955

SunTrust Banks, Inc.,
6.000%, 09/11/2017	780,000	824,714
SUSA Partnership LP,
8.200%, 06/01/2017	714,000	767,351
Svenska Handelsbanken AB:
2.875%, 04/04/2017 f	275,000	279,441
1.625%, 03/21/2018 f	1,100,000	1,104,013
1.132%, 06/17/2019 f	2,000,000	1,970,180
1.555%, 10/01/2020 f	10,000,000	9,974,400
Symetra Financial Corp.,
6.125%, 04/01/2016 (Acquired 11/24/2014, Cost $2,630,000) *	2,630,000	2,630,000
Synchrony Financial:
2.600%, 01/15/2019	2,000,000	2,004,272
3.000%, 08/15/2019	13,350,000	13,561,651
The Bank of New York Mellon Corp.,
1.176%, 08/01/2018 @	1,000,000	997,605
The Bank of Nova Scotia,
1.105%, 06/11/2018 f	3,500,000	3,491,968
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.002%, 07/15/2016 f	5,000,000	5,005,040
1.045%, 03/10/2017 (Acquired 11/24/2014 through 12/03/2015, Cost $5,542,939) * f	5,550,000	5,540,515
2.150%, 09/14/2018 (Acquired 09/08/2015, Cost $6,298,173) * f	6,300,000	6,332,955
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	7,700,000	8,237,691
7.250%, 02/01/2018	450,000	494,234
The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017	4,583,000	4,877,957
1.735%, 12/10/2017	1,000,000	999,084
5.950%, 01/18/2018	1,045,000	1,120,649
6.150%, 04/01/2018	4,775,000	5,165,566
2.900%, 07/19/2018	1,000,000	1,023,351
7.500%, 02/15/2019	3,000,000	3,455,583
1.639%, 10/23/2019	2,751,000	2,732,139
The Hartford Financial Services Group, Inc.:
5.500%, 10/15/2016	3,150,000	3,219,454
5.375%, 03/15/2017	3,145,000	3,261,019
6.300%, 03/15/2018	1,825,000	1,963,445
6.000%, 01/15/2019	455,000	501,143
The Huntington National Bank:
1.350%, 08/02/2016	5,000,000	5,005,010
2.000%, 06/30/2018	7,990,000	8,000,347
UBS AG:
1.800%, 03/26/2018 f	8,825,000	8,854,828
5.750%, 04/25/2018 f	3,351,000	3,626,228
UBS Group Funding Jersey Ltd.:
2.068%, 09/24/2020 (Acquired 09/21/2015, Cost $2,000,000) * f	2,000,000	1,990,172
3.000%, 04/15/2021 (Acquired 03/29/2016, Cost $2,997,750) * f	3,000,000	3,005,514
Voya Financial, Inc.,
2.900%, 02/15/2018	14,708,000	14,934,577
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $4,982,850) *	5,000,000	5,107,070
Wells Fargo & Co.:
Class N, 1.298%, 01/30/2020	1,975,000	1,956,391
2.600%, 07/22/2020	3,900,000	3,990,796
Wells Fargo Bank, National Association:
0.828%, 05/16/2016	7,000,000	6,997,291
6.000%, 11/15/2017	610,000	654,353
Westpac Banking Corp.:
2.000%, 08/14/2017 f	2,000,000	2,018,902
1.005%, 12/01/2017 f	10,000,000	9,965,500
		895,499,907	26.7%
Utility
Beaver Valley II Funding Corp.,
9.000%, 06/01/2017	245,000	259,700
Commonwealth Edison Co.:
Class 104, 5.950%, 08/15/2016	550,000	560,030
6.150%, 09/15/2017	100,000	106,887
Dominion Resources, Inc.:
6.400%, 06/15/2018	3,550,000	3,861,285
2.500%, 12/01/2019	9,500,000	9,607,559
Entergy Corp.,
4.700%, 01/15/2017	8,750,000	8,909,224
Exelon Corp.:
1.550%, 06/09/2017	2,000,000	1,996,814
2.850%, 06/15/2020	2,275,000	2,321,624
National Rural Utilities Cooperative Finance Corp.,
10.375%, 11/01/2018	1,075,000	1,310,970
NextEra Energy Capital Holdings, Inc.,
Class F, 2.056%, 09/01/2017	7,250,000	7,289,157
NiSource Finance Corp.,
6.400%, 03/15/2018	199,000	215,798
Pacific Gas and Electric Co.,
8.250%, 10/15/2018	8,320,000	9,647,073

PPL Energy Supply LLC,
6.200%, 05/15/2016	4,041,000	4,061,205
PSEG Power LLC,
5.320%, 09/15/2016	4,905,000	4,993,991
Public Service Co. of New Mexico,
7.950%, 05/15/2018	1,431,000	1,602,278
Sempra Energy:
2.300%, 04/01/2017	1,300,000	1,308,297
9.800%, 02/15/2019	2,575,000	3,097,367
Southwestern Public Service Co.,
5.600%, 10/01/2016	3,000,000	3,062,181
		64,211,440	1.9%
Industrials
A.P. Meoller - Maersk A/S,
2.550%, 09/22/2019 (Acquired 09/15/2014, Cost $4,540,673) * f	4,550,000	4,506,320
AbbVie, Inc.:
1.750%, 11/06/2017	6,049,000	6,076,995
1.800%, 05/14/2018 @	9,450,000	9,513,466
Actavis Funding SCS:
2.450%, 06/15/2019 f	3,000,000	3,032,499
1.887%, 03/12/2020 f	1,000,000	996,405
3.000%, 03/12/2020 @ f	3,900,000	4,010,011
ACTAVIS, Inc.,
1.875%, 10/01/2017	1,392,000	1,397,935
Agrium, Inc.,
7.700%, 02/01/2017 f	5,000,000	5,255,275
Alibaba Group Holding Ltd.,
1.156%, 11/28/2017 f	2,500,000	2,476,065
Altera Corp.,
2.500%, 11/15/2018	3,000,000	3,085,437
America Movil, SAB de CV,
1.632%, 09/12/2016 f	9,000,000	8,996,427
American Honda Finance Corp.,
1.600%, 07/13/2018 @	9,300,000	9,354,665
Amgen, Inc.:
0.998%, 05/22/2017	2,750,000	2,743,686
5.700%, 02/01/2019	10,000,000	11,153,040
Anadarko Petroleum Corp.:
5.950%, 09/15/2016	6,505,000	6,617,940
6.375%, 09/15/2017	2,400,000	2,515,140
8.700%, 03/15/2019 @	2,970,000	3,318,523
Anglo American Capital PLC,
1.572%, 04/15/2016 (Acquired 04/08/2014 through 11/13/2014, Cost $2,045,029) * f	2,045,000	2,037,667
Anheuser-Busch InBev Finance, Inc.,
1.900%, 02/01/2019 @	11,425,000	11,588,149
AT&T, Inc.:
2.300%, 03/11/2019	5,482,000	5,597,128
1.559%, 06/30/2020	4,000,000	3,959,192
2.800%, 02/17/2021 @	4,025,000	4,126,772
Baxalta, Inc.:
1.404%, 06/22/2018 (Acquired 06/18/2015, Cost $3,500,000) *	3,500,000	3,429,755
2.000%, 06/22/2018 (Acquired 06/18/2015 through 06/30/2015, Cost $9,199,298) *	9,200,000	9,125,922
Beam Suntory, Inc.,
1.875%, 05/15/2017	8,000,000	8,038,568
Becton Dickinson & Co.:
1.450%, 05/15/2017	5,315,000	5,323,509
5.000%, 05/15/2019	1,213,000	1,319,640
Bemis Co., Inc.,
6.800%, 08/01/2019	9,075,000	10,245,176
Boardwalk Pipelines LP,
5.500%, 02/01/2017	13,384,000	13,383,398
Boston Scientific Corp.:
5.125%, 01/12/2017	3,500,000	3,598,298
2.650%, 10/01/2018 @	7,077,000	7,202,397
BP Capital Markets:
1.131%, 05/10/2018 f	1,575,000	1,555,245
1.260%, 09/26/2018 f	7,085,000	6,968,636
Bunge Limited Finance Corp.:
3.200%, 06/15/2017	500,000	503,455
8.500%, 06/15/2019	7,081,000	8,225,304
Bunge NA Finance LP,
5.900%, 04/01/2017	1,945,000	2,024,764
Celgene Corp.,
2.125%, 08/15/2018	6,500,000	6,573,612
CF Industries, Inc.,
6.875%, 05/01/2018	11,182,000	12,166,374
Charter Communications, Inc.,
3.579%, 07/23/2020 (Acquired 07/09/2015, Cost $3,000,000) *	3,000,000	3,065,511
Chevron Phillips Chemical Co. LLC,
1.366%, 05/01/2020 (Acquired 05/07/2015, Cost $5,050,000) *	5,050,000	4,889,763
Coca-Cola FEMSA, S.A.B. de C.V.,
2.375%, 11/26/2018 f	4,000,000	4,060,736
Columbia Pipeline Group, Inc.,
2.450%, 06/01/2018 (Acquired 05/19/2015, Cost $4,998,800) *	5,000,000	4,949,780

ConAgra Foods, Inc.:
5.819%, 06/15/2017	6,234,000	6,546,511
1.900%, 01/25/2018	9,889,000	9,930,949
Cox Communications, Inc.:
6.250%, 06/01/2018 (Acquired 06/24/2015, Cost $9,754,562) *	9,000,000	9,643,392
9.375%, 01/15/2019 (Acquired 02/10/2015, Cost $1,051,000) *	899,000	1,055,403
Crane Co.,
2.750%, 12/15/2018	7,585,000	7,729,100
CSX Corp.,
7.900%, 05/01/2017	2,221,000	2,376,541
CVS Health Corp.,
2.800%, 07/20/2020	6,725,000	6,979,561
Daimler Finance North America LLC:
1.296%, 08/01/2016 (Acquired 07/24/2013 through 08/26/2014, Cost $2,280,417) *	2,280,000	2,281,664
0.985%, 03/10/2017 (Acquired 03/03/2014, Cost $2,000,000) *	2,000,000	1,991,182
0.956%, 08/01/2017 (Acquired 07/24/2014 through 11/10/2015, Cost $2,696,159) *	2,700,000	2,683,981
1.053%, 03/02/2018 (Acquired 08/05/2015, Cost $745,272) *	750,000	741,869
1.476%, 08/01/2018 (Acquired 11/14/2014, Cost $2,015,576) *	2,000,000	1,993,002
DCP Midstream Operating LP,
2.500%, 12/01/2017	400,000	381,003
Deutsche Telekom International Finance BV:
3.125%, 04/11/2016 (Acquired 03/14/2012 through 06/25/2013, Cost $5,776,587) * f	5,775,000	5,777,102
6.750%, 08/20/2018 f	3,900,000	4,368,172
Dollar General Corp.,
4.125%, 07/15/2017	17,321,000	17,880,330
Eaton Corp.,
1.500%, 11/02/2017	5,000,000	5,005,085
Ecolab, Inc.,
2.000%, 01/14/2019	14,250,000	14,376,725
El Paso Natural Gas Co. LLC,
5.950%, 04/15/2017	2,050,000	2,109,637
Enable Midstream Partners LP,
2.400%, 05/15/2019	3,000,000	2,615,007
Enbridge, Inc.:
1.275%, 10/01/2016 f	2,100,000	2,079,496
5.600%, 04/01/2017 f	5,125,000	5,161,346
Energy Transfer Partners LP:
6.125%, 02/15/2017	645,000	660,648
2.500%, 06/15/2018	4,000,000	3,871,868
9.700%, 03/15/2019	6,994,000	7,733,629
Enterprise Products Operating LLC:
6.650%, 04/15/2018	5,000,000	5,409,845
1.650%, 05/07/2018	2,000,000	1,992,732
ERAC USA Finance LLC,
2.350%, 10/15/2019 (Acquired 01/21/2015, Cost $5,025,773) *	5,000,000	5,008,570
Express Scripts Holding Co.,
2.650%, 02/15/2017	1,959,000	1,984,585
Exxon Mobil Corp.,
1.708%, 03/01/2019	8,000,000	8,105,552
Federal Express Corp. 1998 Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	2,262,717	2,403,095
Federal Express Corp. 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 01/20/2012 through 08/19/2015, Cost $672,013) *	669,444	673,526
FedEx Corp.,
2.300%, 02/01/2020	2,000,000	2,031,916
Fidelity National Information Services, Inc.:
1.450%, 06/05/2017	3,000,000	2,976,930
2.000%, 04/15/2018	2,295,000	2,282,368
2.850%, 10/15/2018	5,495,000	5,584,563
Fiserv, Inc.,
2.700%, 06/01/2020	3,500,000	3,559,780
Ford Motor Credit Co. LLC:
4.207%, 04/15/2016	1,375,000	1,376,224
8.000%, 12/15/2016	2,000,000	2,087,860
6.625%, 08/15/2017	9,100,000	9,652,333
1.724%, 12/06/2017	1,250,000	1,240,785
Forest Laboratories, Inc.,
4.375%, 02/01/2019 (Acquired 01/13/2015 through 03/14/2016, Cost $10,131,105) *	9,675,000	10,265,407
Freeport-McMoRan, Inc.:
2.150%, 03/01/2017	2,000,000	1,910,000
2.300%, 11/14/2017	11,469,000	10,580,153
General Electric Capital Corp.,
5.625%, 05/01/2018	175,000	191,785
General Motors Financial Co., Inc.:
2.750%, 05/15/2016	1,440,000	1,442,596
2.625%, 07/10/2017	11,613,000	11,683,677
Georgia-Pacific LLC:
2.539%, 11/15/2019 (Acquired 11/03/2014 through 02/23/2016, Cost $8,741,051) *	8,750,000	8,785,962
5.400%, 11/01/2020 (Acquired 03/12/2015, Cost $3,962,511) *	3,570,000	3,988,101
Gilead Sciences, Inc.,
2.550%, 09/01/2020	5,000,000	5,149,075

Glencore Funding LLC:
1.700%, 05/27/2016 (Acquired 05/22/2013, Cost $2,998,770) * @	3,000,000	2,989,434
1.982%, 01/15/2019 (Acquired 06/17/2014, Cost $5,029,236) *	5,000,000	4,375,000
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $597,012) * @	600,000	549,000
3.125%, 04/29/2019 (Acquired 04/22/2014 through 01/04/2016, Cost $4,332,251) * @	5,154,000	4,677,255
GTE Corp.,
6.840%, 04/15/2018	140,000	151,270
Gulfstream Natural Gas System LLC,
6.950%, 06/01/2016 (Acquired 07/22/2013 through 08/27/2013, Cost $7,715,699) *	7,646,000	7,702,726
Harris Corp.,
1.999%, 04/27/2018	5,000,000	4,990,935
Heineken NV,
1.400%, 10/01/2017 (Acquired 10/02/2012, Cost $1,993,400) * f	2,000,000	2,007,336
Hess Corp.,
8.125%, 02/15/2019	3,982,000	4,375,007
Hewlett Packard Enterprise Co.:
2.561%, 10/05/2018 (Acquired 09/30/2015, Cost $9,000,000) *	9,000,000	9,013,824
2.850%, 10/05/2018 (Acquired 09/30/2015 through 01/07/2016, Cost $7,004,718) *	7,000,000	7,117,544
Hewlett-Packard Co.,
1.564%, 01/14/2019	5,700,000	5,702,519
HJ Heinz Co.,
2.000%, 07/02/2018 (Acquired 06/23/2015, Cost $9,980,000) *	10,000,000	10,092,530
Husky Energy, Inc.,
6.200%, 09/15/2017 f	1,000,000	1,044,408
Husky Oil Ltd.,
7.550%, 11/15/2016 f	2,500,000	2,529,870
Hutchison Whampoa International (14) Ltd.,
1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $4,988,500) * f	5,000,000	4,997,990
Hyundai Capital America,
2.400%, 10/30/2018 (Acquired 10/27/2015, Cost $8,124,025) *	8,125,000	8,179,210
Hyundai Capital Services, Inc.:
4.375%, 07/27/2016 (Acquired 05/11/2012 through 07/28/2015, Cost $7,993,322) * f	7,938,000	8,021,500
3.500%, 09/13/2017 (Acquired 06/04/2014 through 10/01/2015, Cost $5,167,183) * f	5,050,000	5,166,781
2.500%, 03/18/2019 (Acquired 03/14/2016, Cost $2,997,930) * @	3,000,000	3,023,343
Ingersoll-Rand Global Holding Co. Ltd.:
6.875%, 08/15/2018	7,751,000	8,582,775
2.875%, 01/15/2019	7,000,000	7,158,116
Ingredion, Inc.,
1.800%, 09/25/2017	10,100,000	10,052,379
Kia Motors Corp.,
3.625%, 06/14/2016 (Acquired 02/18/2014, Cost $1,405,834) * f	1,400,000	1,405,194
Kinder Morgan Energy Partners LP:
6.000%, 02/01/2017	250,000	257,389
9.000%, 02/01/2019	1,842,000	2,090,504
Kinder Morgan, Inc.:
2.000%, 12/01/2017	3,000,000	2,967,855
7.250%, 06/01/2018	1,710,000	1,827,764
L-3 Communications Corp.,
1.500%, 05/28/2017	2,000,000	1,993,146
Laboratory Corporation of America Holdings:
3.125%, 05/15/2016	2,000,000	2,004,802
2.625%, 02/01/2020	2,000,000	2,008,402
Lafarge SA,
6.500%, 07/15/2016 f	3,843,000	3,900,172
Marathon Oil Corp.,
6.000%, 10/01/2017	7,805,000	7,911,640
Marathon Petroleum Corp.,
2.700%, 12/14/2018	14,100,000	14,083,447
Masco Corp.:
6.125%, 10/03/2016	9,779,000	10,016,141
3.500%, 04/01/2021	1,000,000	1,007,500
McDonald's Corp.,
2.100%, 12/07/2018	9,500,000	9,692,660
Medtronic, Inc.,
1.434%, 03/15/2020	2,250,000	2,244,215
Merey Sweeny LP,
8.850%, 12/18/2019 (Acquired 11/16/2015, Cost $1,558,866) *	1,390,884	1,562,080
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (Acquired 04/01/2015 through 01/05/2016, Cost $2,250,198) *	2,300,000	2,294,731
Mondelez International, Inc.,
1.136%, 02/01/2019	9,337,000	9,202,846
Murphy Oil Corp.,
2.500%, 12/01/2017	10,281,000	9,638,746
Mylan, Inc.:
1.800%, 06/24/2016	1,500,000	1,501,080
2.600%, 06/24/2018	1,150,000	1,150,426
Nabors Industries, Inc.,
2.350%, 09/15/2016	2,000,000	1,992,204
NBCUniversal Enterprise, Inc.,
1.159%, 04/15/2016 (Acquired 07/03/2013 through 10/21/2013, Cost $2,260,121) *	2,260,000	2,260,393
Newell Rubbermaid, Inc.,
2.600%, 03/29/2019	4,250,000	4,311,804

Nissan Motor Acceptance Corp.:
1.330%, 09/26/2016 (Acquired 09/19/2013, Cost $5,000,000) *	5,000,000	5,005,165
1.182%, 03/03/2017 (Acquired 02/25/2014, Cost $3,000,000) *	3,000,000	3,001,131
2.650%, 09/26/2018 (Acquired 07/29/2014 through 10/08/2015, Cost $4,830,736) *	4,760,000	4,864,753
Noble Holding International Ltd.:
2.500%, 03/15/2017 @ f	5,510,000	5,213,838
5.000%, 03/16/2018 @ f	1,848,000	1,716,570
ONEOK Partners LP:
6.150%, 10/01/2016	5,289,000	5,428,122
2.000%, 10/01/2017	2,858,000	2,767,890
8.625%, 03/01/2019	1,500,000	1,631,886
Pentair Finance SA:
1.875%, 09/15/2017 f	4,000,000	3,988,716
2.900%, 09/15/2018 f	13,075,000	13,112,499
Perrigo Finance Unlimited Co.,
3.500%, 03/15/2021 f	4,500,000	4,611,321
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/25/2015, Cost $12,192,995) * f	12,050,000	11,094,784
PetroLogistics LP / PetroLogistics Finance Corp.,
6.250%, 04/01/2020	11,755,000	12,107,650
Phillips 66,
2.950%, 05/01/2017	3,000,000	3,055,293
Phillips 66 Partners LP,
2.646%, 02/15/2020	2,000,000	1,926,098
Pioneer Natural Resources Co.:
5.875%, 07/15/2016	10,133,000	10,235,100
6.650%, 03/15/2017	1,260,000	1,302,902
6.875%, 05/01/2018	1,000,000	1,072,500
Quest Diagnostics, Inc.,
3.200%, 04/01/2016	2,525,000	2,525,000
Republic Services, Inc.:
3.800%, 05/15/2018	7,990,000	8,331,373
5.500%, 09/15/2019	6,446,000	7,157,090
Rogers Communications, Inc.,
6.800%, 08/15/2018 f	3,233,000	3,599,635
Rohm and Haas Co.,
6.000%, 09/15/2017	646,000	683,112
RPM International, Inc.,
6.500%, 02/15/2018	3,870,000	4,156,748
SABMiller Holdings, Inc.,
1.306%, 08/01/2018 (Acquired 08/06/2013 through 11/14/2014, Cost $7,197,847) *	7,180,000	7,146,110
Stryker Corp.,
2.000%, 03/08/2019	6,250,000	6,316,744
Sunoco, Inc.,
5.750%, 01/15/2017	600,000	604,733
Teck Resources Ltd.,
3.850%, 08/15/2017 f	12,236,000	11,563,020
Telefonica Emisiones SAU:
6.421%, 06/20/2016 f	8,240,000	8,328,349
6.221%, 07/03/2017 f	1,344,000	1,418,904
Temple-Inland, Inc.,
6.625%, 01/15/2018	4,676,000	5,035,444
Texas Eastern Transmission LP,
6.000%, 09/15/2017 (Acquired 05/21/2015, Cost $3,936,566) *	3,705,000	3,880,624
The ADT Corp.,
2.250%, 07/15/2017	6,700,000	6,783,750
The Dow Chemical Co.,
8.550%, 05/15/2019	11,427,000	13,592,508
The JM Smucker Co.:
1.750%, 03/15/2018	2,550,000	2,560,205
2.500%, 03/15/2020	2,725,000	2,756,131
Thermo Fisher Scientific, Inc.,
1.850%, 01/15/2018	12,000,000	12,066,588
Thomson Reuters Corp.:
0.875%, 05/23/2016 f	4,650,000	4,648,917
1.650%, 09/29/2017 f	7,000,000	7,008,680
Time Warner Cable, Inc.:
5.850%, 05/01/2017	2,355,000	2,454,932
8.750%, 02/14/2019	4,395,000	5,146,057
8.250%, 04/01/2019	1,000,000	1,164,175
Time Warner Co., Inc.,
7.250%, 10/15/2017	7,831,000	8,487,770
Total Capital International:
1.191%, 08/10/2018 f	4,350,000	4,312,168
0.973%, 06/19/2019 f	7,700,000	7,505,652
TransCanada PipeLines Ltd.:
1.309%, 06/30/2016 f	2,575,000	2,572,705
1.875%, 01/12/2018 f	4,000,000	3,994,356
3.125%, 01/15/2019 f	6,800,000	6,873,651
Transocean, Inc.:
5.800%, 12/15/2016 f	400,000	398,800
3.000%, 10/15/2017 @ f	7,400,000	7,030,000

TSMC Global Ltd.:
0.950%, 04/03/2016 (Acquired 03/27/2013, Cost $1,999,760) * f	2,000,000	2,000,000
1.625%, 04/03/2018 (Acquired 08/05/2014 through 11/03/2015, Cost $13,301,826) * f	13,419,000	13,342,512
TTX Co.:
6.050%, 06/15/2016 (Acquired 09/18/2015, Cost $1,514,820) *	1,500,000	1,513,140
2.250%, 02/01/2019 (Acquired 01/12/2016, Cost $7,440,390) *	7,450,000	7,541,754
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	860,000	918,860
Vale Overseas Ltd.,
6.250%, 01/23/2017 @ f	15,250,000	15,550,425
Valero Energy Corp.:
6.125%, 06/15/2017	1,120,000	1,168,726
9.375%, 03/15/2019	10,349,000	12,340,437
Verizon Communications, Inc.:
2.164%, 09/15/2016	600,000	603,251
3.650%, 09/14/2018	14,000,000	14,728,924
Viacom, Inc.:
6.250%, 04/30/2016	930,000	933,540
2.500%, 12/15/2016	1,250,000	1,256,375
2.500%, 09/01/2018	11,005,000	11,083,158
Vodafone Group PLC,
5.625%, 02/27/2017 f	2,000,000	2,080,786
Volkswagen Group of America Finance LLC:
0.988%, 05/23/2017 (Acquired 05/15/2014, Cost $2,750,000) *	2,750,000	2,717,778
1.058%, 11/20/2017 (Acquired 11/12/2014, Cost $4,500,000) *	4,500,000	4,415,202
Walgreen Co.,
5.250%, 01/15/2019	2,330,000	2,522,449
Walgreens Boots Alliance, Inc.,
1.750%, 11/17/2017	1,150,000	1,152,553
WEA Finance LLC / Westfield UK & Europe Finance PLC,
2.700%, 09/17/2019 (Acquired 09/10/2014, Cost $6,986,000) *	7,000,000	7,047,579
Williams Partners LP,
7.250%, 02/01/2017	935,000	958,220
Xerox Corp.,
6.750%, 02/01/2017	2,626,000	2,722,104
Yara International ASA,
7.875%, 06/11/2019 (Acquired 10/02/2014, Cost $574,487) * f	500,000	567,517
Yum! Brands, Inc.,
6.250%, 04/15/2016	2,000,000	2,002,000
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	4,725,000	4,791,249
Zoetis, Inc.,
1.875%, 02/01/2018	11,000,000	10,989,572
		1,072,363,356	32.0%
Total Corporate Bonds		2,032,074,703	60.6%

Other Government Related Securities
CNOOC Finance 2013 Ltd.:
1.125%, 05/09/2016 f	2,575,000	2,574,230
1.750%, 05/09/2018 f	1,000,000	993,364
CNOOC Nexen Finance (2014) ULC,
1.625%, 04/30/2017 f	5,000,000	4,989,730
CNPC General Capital Ltd.,
1.518%, 05/14/2017 (Acquired 05/07/2014, Cost $4,750,000) * f	4,750,000	4,750,998
CNPC HK Overseas Capital Ltd.,
3.125%, 04/28/2016 (Acquired 12/18/2012 through 07/23/2014, Cost $2,377,368) * f	2,375,000	2,377,800
Corp Andina de Fomento,
5.750%, 01/12/2017 @ f	250,000	258,400
Electricite de France SA,
1.084%, 01/20/2017 (Acquired 01/13/2014, Cost $9,750,000) * f	9,750,000	9,726,581
Export-Import Bank of Korea,
1.374%, 01/14/2017 f	1,570,000	1,572,543
Korea Expressway Corp.,
1.625%, 04/28/2017 (Acquired 06/23/2014, Cost $3,989,480) * f	4,000,000	4,006,132
Korea Hydro & Nuclear Power Co., Ltd.,
2.875%, 10/02/2018 (Acquired 09/25/2013, Cost $2,982,150) * f	3,000,000	3,069,039
Nexen Energy ULC,
6.200%, 07/30/2019 f	2,065,000	2,280,161
Petrobras Global Finance BV,
3.002%, 03/17/2017 f	4,000,000	3,860,400
Petroleos Mexicanos:
5.500%, 02/04/2019 (Acquired 01/28/2016 through 01/29/2016, Cost $3,200,000) * f	3,200,000	3,352,000
8.000%, 05/03/2019 f	5,000,000	5,569,750
Sinopec Capital (2013) Ltd.,
1.250%, 04/24/2016 (Acquired 01/10/2014, Cost $4,250,005) * f	4,250,000	4,249,273
Sinopec Group Overseas Development [2014] Ltd.,
1.750%, 04/10/2017 (Acquired 04/02/2014, Cost $6,984,110) * f	7,000,000	7,016,380
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $2,987,280) * f	3,000,000	3,012,501
The Korea Development Bank:
1.246%, 01/22/2017 f	5,000,000	5,000,070
3.875%, 05/04/2017 f	2,350,000	2,412,996
3.000%, 03/17/2019 f	2,475,000	2,559,395
		73,631,743	2.2%

Taxable Municipal Bonds
Chippewa Valley Schools,
1.180%, 05/01/2017	7,175,000	7,194,803
City of Bristol VA,
3.002%, 10/01/2020	5,000,000	5,193,350
City of Trenton NJ,
1.722%, 04/01/2016	1,470,000	1,470,000
City of Williston ND,
3.100%, 07/15/2025 (Callable 07/15/2016)	5,960,000	5,970,430
Consolidated Municipalities Electric Power Systems Joint Powers Board,
1.550%, 06/01/2017	590,000	591,298
Cook County School District No. 144 Prairie Hills:
2.000%, 12/01/2017	930,000	934,417
2.500%, 12/01/2018	745,000	756,086
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	725,000	232,007
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	12,535,000	13,182,057
Indiana Bond Bank,
1.689%, 01/15/2017	1,000,000	1,006,700
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 05/02/2016)	240,000	241,198
New Hampshire Housing Finance Authority:
1.250%, 07/01/2016	820,000	820,426
1.500%, 01/01/2017	785,000	787,331
1.650%, 07/01/2017	745,000	748,144
4.000%, 07/01/2036 (Callable 07/10/2024)	10,805,000	11,352,814
New Jersey Economic Development Authority:
3.375%, 06/15/2017	5,000,000	5,033,400
2.421%, 06/15/2018	10,000,000	9,968,200
Oakland Redevelopment Agency Successor Bonds,
2.271%, 09/01/2018	1,675,000	1,689,104
Ohio Air Quality Development Authority,
5.750%, 06/01/2033	3,000,000	3,020,460
Rhode Island Housing & Mortgage Finance Corp./RI:
1.150%, 04/01/2016	590,000	590,000
1.930%, 04/01/2017	600,000	604,470
3.000%, 10/01/2034 (Callable 10/01/2022)	8,980,000	9,179,715
San Diego Metropolitan Transit System,
4.840%, 12/01/2018	5,110,000	5,366,726
Schenectady Metroplex Development Authority/NY,
2.232%, 08/01/2017	200,000	201,562
State of Illinois,
5.090%, 04/01/2017	2,785,000	2,861,504
Tulsa Airports Improvement Trust:
2.592%, 06/01/2017	115,000	117,446
3.042%, 06/01/2018	100,000	103,885
		89,217,533	2.7%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	95,426	96,160
Federal Home Loan Mortgage Corp. (FHLMC),
Series 5, Class B, 1.136%, 05/15/2019	2,050	2,055
		98,215	0.0%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	204,067	204,611
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	112,576	107,882
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	905,247	725,346
Banc of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	60,780	61,275
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	336,635	338,259
Series 2003-3, Class A1, 5.500%, 05/25/2033	961,261	980,666
Series 2004-B, Class 2A2, 3.077%, 03/25/2034	2,932,485	2,908,119
Banc of America Mortgage Trust,
Series 2003-10, Class 3A1, 5.000%, 01/25/2019	436,324	443,977
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	906,753	926,104
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	228,647	229,883
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 2.502%, 07/25/2035	1,285,298	1,259,365
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	3,936,644	3,939,551
Series 2003-9, Class 3A1, 4.750%, 11/25/2018	2,129,645	2,143,561
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	5,973,921	6,229,111
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034	360,571	365,533
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.065%, 01/25/2035	7,061,873	7,230,987
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.373%, 10/25/2043	11,850,574	11,840,563
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	69,990	71,325
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	163,477	167,521
Series 2004-AR3, Class A1, 2.507%, 06/25/2034	8,261,981	8,293,679
		48,467,318	1.4%

Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2006-1, Class A3, 0.616%, 04/25/2036	4,980,307	4,951,232
Series 2006-2, Class A3, 0.583%, 09/25/2036	10,472,898	10,335,120
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1B1, 0.623%, 02/25/2036	7,805,743	7,686,784
Aegis Asset Backed Securities Trust,
Series 2005-5, Class 1A3, 0.703%, 12/25/2035	4,319,461	4,245,843
Ally Auto Receivables Trust,
Series 2014-SN2, Class A2B, 0.732%, 03/20/2017	3,566,565	3,565,678
American Express Credit Account Master Trust,
Series 2014-4, Class A, 1.430%, 06/15/2020	5,545,000	5,572,858
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Trust,
Series 2005-R8, Class A2D, 0.793%, 10/25/2035	4,259,198	4,255,201
Argent Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.773%, 11/25/2035	11,108,253	10,735,950
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A, 2.200%, 12/15/2022	6,750,000	6,854,846
California Republic Auto Receivables Trust,
Series 2015-3, Class A3, 1.620%, 11/15/2019	17,500,000	17,500,443
Capital Auto Receivables Asset Trust:
Series 2014-2, Class A2, 0.910%, 04/20/2017	921,675	921,357
Series 2014-3, Class A2, 1.180%, 12/20/2017	25,685,000	25,686,392
Capital One Multi-Asset Execution Trust,
Series 2014-2A, Class A2, 1.260%, 01/15/2020	11,172,000	11,195,985
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class A3, 0.613%, 02/25/2036	4,591,762	4,463,619
Chase Issuance Trust:
Series 2014-A1, Class A1, 1.150%, 01/15/2019	31,310,000	31,363,628
Series 2015-A5, Class A5, 1.360%, 04/15/2020	13,300,000	13,336,561
Chrysler Capital Auto Receivables Trust:
Series A-2, Class A2, 1.460%, 12/17/2018 (Acquired 11/12/2015, Cost $4,999,921) *	5,000,000	5,003,529
Series A-4, Class A4, 1.270%, 03/15/2019 (Acquired 11/12/2015 through 12/18/2015, Cost $5,302,988) *	5,315,000	5,309,170
Citibank Credit Card Issuance Trust,
Series 2008-1A, Class A1, 5.350%, 02/07/2020	2,325,000	2,496,558
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	15,102	15,786
Series 1998-3, Class A5, 6.220%, 03/01/2030	209,184	220,274
Countrywide Asset-Backed Certificates:
Series 2006-13, Class 1AF3, 4.635%, 01/25/2037 §	1,088,252	1,521,859
Series 2006-9, Class 1AF3, 4.863%, 10/25/2046 §	1,063,934	962,326
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.131%, 12/25/2035	228,040	225,239
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017 (Acquired 04/15/2015 through 09/22/2015, Cost $23,802,209) *	23,803,582	23,772,438
Discover Card Execution Note Trust,
Series 2014-5, Class A, 1.390%, 04/15/2020	7,399,000	7,428,551
First Franklin Mortgage Loan Trust:
Series 2004-FF7, Class A1, 1.073%, 09/25/2034	2,821,071	2,818,673
Series FLT, Class A2B, 0.693%, 11/25/2036	3,988,016	3,926,147
First National Master Note Trust,
Series 2015-1, Class A, 1.206%, 09/15/2020	6,000,000	6,003,264
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 05/06/2014 through 11/18/2014, Cost $17,942,215) *	17,894,000	18,128,585
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 01/06/2016, Cost $8,218,778) *	8,192,000	8,266,041
Series 2015-1, Class A, 2.120%, 07/15/2026 (Acquired 01/13/2015 through 03/14/2016, Cost $12,566,749) *	12,592,000	12,603,918
GE-WMC Asset-Backed Pass Through Certificates,
Series 2005-1, Class A2C, 1.153%, 10/25/2035	4,010,480	3,974,657
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1, 1.650%, 05/15/2020 (Acquired 05/13/2015, Cost $14,699,441) *	14,700,000	14,669,118
Golden Credit Card Trust,
Series 2013-2, Class A, 0.866%, 09/15/2018 (Acquired 03/29/2016, Cost $2,425,000) * f	2,425,000	2,425,000
GSAA Trust,
Series 2005-8, Class A4, 0.703%, 06/25/2035	15,670,163	15,043,141
GSAMP Trust,
Series 2006-HE1, Class A2C, 0.643%, 01/25/2036	1,245,847	1,236,981
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.603%, 08/25/2036	1,947,548	1,918,653
Honda Auto Receivables Owner Trust,
Series 2016-1, Class A3, 1.220%, 12/18/2019	13,000,000	12,990,029
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 0.563%, 07/25/2036	7,903,694	7,564,815
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (Acquired 01/22/2015, Cost $17,572,547) *	17,575,000	17,566,237
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $5,249,036) *	5,250,000	5,250,900
Master Credit Card Trust II,
Series 2013-3A, Class A, 0.862%, 01/22/2018 (Acquired 07/25/2013 through 11/05/2014, Cost $8,950,154) * f	8,950,000	8,938,705
MASTR Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 0.663%, 02/25/2036	739,391	733,638
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE2, Class A3B, 0.873%, 01/25/2035	4,505,783	4,468,582
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.603%, 09/25/2036	378,309	378,279
New Century Home Equity Loan Trust,
Series 2005-B, Class A2C, 0.713%, 10/25/2035	853,366	852,691

Nomura Holdings, Inc.,
Series 2006-HE2, Class A3, 0.603%, 03/25/2036	4,317,424	4,165,841
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 02/05/2016, Cost $14,953,125) *	15,000,000	14,941,460
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-5, Class A3, 0.643%, 12/25/2035	6,561,879	6,513,906
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WCW1, 0.883%, 05/25/2035	10,161,367	10,082,491
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	24,662	24,721
Series 2003-RS11, Class AI7, 4.828%, 12/25/2033	232,411	235,698
RASC Series Trust:
Series 2005-AHL2, Class A3, 0.783%, 10/25/2035	9,296,229	9,153,766
Series 2006-KS1, Class A4, 0.733%, 02/25/2036	5,280,417	5,202,236
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,949,147	859,889
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.758%, 10/25/2035 (Acquired 03/13/2014, Cost $8,955,460) *	9,065,951	8,957,950
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 0.693%, 12/25/2035	1,850,707	1,817,509
Series 2006-2, Class A4, 0.703%, 03/25/2036	7,332,231	7,242,480
Specialty Underwriting & Residential Finance Trust:
Series FLT, Class A2C, 0.783%, 09/25/2036	4,000,586	3,967,393
Series 2006-BC1, Class A2C, 0.633%, 12/25/2036	1,444,636	1,440,390
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 09/11/2015, Cost $6,671,549) *	6,665,176	6,647,205
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.433%, 10/25/2034	12,543,461	12,464,263
Structured Asset Securities Corp. Mortgage Loan Trust:
Series 2007-BC2, Class A3, 0.563%, 03/25/2037	2,350,255	2,342,899
Series 2007-BC3, Class 2A2, 0.573%, 05/25/2047	1,159,442	1,121,585
Synchrony Credit Card Master Note Trust:
Series 2014-1, Class A, 1.610%, 11/15/2020	11,700,000	11,736,381
Series 2012-2, Class A, 2.220%, 01/15/2022	9,243,000	9,353,153
TCF Auto Receivables Owner Trust,
Series 2014-1A, Class A4, 1.560%, 01/15/2020 (Acquired 10/21/2015, Cost $6,252,179) *	6,250,000	6,228,851
		483,885,348	14.4%
Commercial Mortgage-Backed Securities
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3, 6.085%, 03/15/2049	126,639	126,464
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	13,272,037	13,288,627
FHLMC Multifamily Structured Pass Through Certificates:
Series K502, Class A2, 1.426%, 08/25/2017	17,654,075	17,706,928
Series K006, Class A2, 4.251%, 01/25/2020	10,000,000	10,960,517
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	16,100,000	16,314,334
Series 2011-C5, Class ASB, 3.678%, 08/15/2046	6,673,000	6,988,851
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	7,050,000	7,480,318
		72,866,039	2.2%
Total Long-Term Investments (Cost $3,299,285,523)		3,302,209,126	98.5%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.39% «	85,389,544	85,389,544
Short-Term Investments Trust - Liquid Assets Portfolio, 0.46% «	64,000,000	64,000,000
Total Short-Term Investments (Cost $149,389,544)		149,389,544	4.5%

INVESTMENT PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Company
Mount Vernon Securities Lending Trust Prime Portfolio, 0.54% «	154,006,238	154,006,238
Total Investment Company (Cost $154,006,238)		154,006,238	4.6%
Total Investment Purchased with Cash Proceeds From
Securities Lending (Cost $154,006,238)		154,006,238	4.6%
Total Investments (Cost $3,602,681,305)		3,605,604,908	107.6%
Liabilities in Excess of Other Assets		(252,977,586)	(7.6)%
TOTAL NET ASSETS		$3,352,627,322	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction;
resale to the public may require registration or or may extend only to qualified institutional buyers.  At March 31, 2016, the value of these securities total
$696,249,197, which represents 20.77% of total net assets.

@	This security or portion of this security is out on loan at March 31, 2016.
f	Foreign Security
§	Security in Default
«	7-Day Yield

Baird Short-Term Bond Fund
Schedule of Investments, March 31, 2016 (Unaudited)
Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Security	$-	$501,968,227	$-	$501,968,227
Corporate Bonds		2,032,074,703		2,032,074,703
Other Government Related Securities	-	73,631,743	-	73,631,743
Taxable Municipal Bonds	-	89,217,533	-	89,217,533
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	98,215	-	98,215
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	48,467,318	-	48,467,318
Asset Backed Securities	-	483,885,348	-	483,885,348
Commercial Mortgage-Backed Securities	-	72,866,039	-	72,866,039
Total Long-Term Investments	-	3,302,209,126	-	3,302,209,126

Short-Term Investments
Money Market Mutual Funds	149,389,544	-	-	149,389,544
Total Short-Term Investments	149,389,544	-	-	149,389,544

Investment Purchased with Cash
Proceeds from Securities Lending
Investment Company	154,006,238	-	-	154,006,238
Total Investment Purchased with
Cash Proceeds from Securities Lending	154,006,238	-	-	154,006,238

Total Investments	$303,395,782	$3,302,209,126	$-	$3,605,604,908

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.  See the Fund's valuation policy in Note 2a to the financial statements.

Baird Intermediate Bond Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Principal Amount	Value	% of New Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$227,450,000	$241,701,107
1.750%, 03/31/2022	179,100,000	182,297,293
2.500%, 05/15/2024	190,000,000	202,053,220
		626,051,620	31.7%
U.S. Government Agency Issues
Federal Home Loan Mortgage Corp. (FHLMC):
1.375%, 05/01/2020 @	10,000,000	10,078,480
2.375%, 01/13/2022	300,000	314,513
		10,392,993	0.5%
Corporate Bonds
Finance
Abbey National Treasury Services PLC/United Kingdom,
3.050%, 08/23/2018 f	1,050,000	1,078,958
ABN AMRO Bank NV:
4.250%, 02/02/2017 (Acquired 11/22/2013, Cost $4,597,788) * f	4,500,000	4,593,645
2.500%, 10/30/2018 (Acquired 10/23/2013 through 04/17/2014, Cost $1,200,016) * f	1,200,000	1,216,409
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $2,644,170) * f	2,650,000	2,666,766
AgriBank FCB,
Class AI, 9.125%, 07/15/2019 (Acquired 02/24/2014, Cost $3,385,076) *	2,850,000	3,452,476
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $2,996,190) * f	3,000,000	3,018,504
Ally Financial, Inc.,
8.000%, 12/31/2018	96,000	103,680
American International Group, Inc.:
3.300%, 03/01/2021	3,000,000	3,067,161
4.875%, 06/01/2022	3,000,000	3,298,917
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	739,149
ANZ New Zealand (Int'l) Ltd.:
2.600%, 09/23/2019 (Acquired 09/16/2014 through 03/19/2015, Cost $4,155,952) * f	4,140,000	4,182,679
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $3,996,680) * f	4,000,000	4,099,328
Australia & New Zealand Banking Group Ltd./New York NY,
3.700%, 11/16/2025 @ f	1,000,000	1,064,761
Bank of America Corp.:
5.700%, 05/02/2017 @	1,100,000	1,143,939
6.875%, 04/25/2018	1,000,000	1,098,021
2.625%, 10/19/2020 @	5,000,000	5,034,840
3.300%, 01/11/2023	3,350,000	3,378,147
4.000%, 04/01/2024 @	2,750,000	2,884,637
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	2,500,000	2,142,265
Barclays Bank PLC,
Class 1, 5.000%, 09/22/2016 f	2,565,000	2,613,040
Barclays PLC:
2.000%, 03/16/2018 f	2,600,000	2,553,743
3.250%, 01/12/2021 f	2,000,000	1,991,430
BB&T Corp.,
6.850%, 04/30/2019	2,322,000	2,657,267
BNZ International Funding Ltd.,
2.350%, 03/04/2019 (Acquired 09/03/2014, Cost $2,789,836) * f	2,800,000	2,815,257
BPCE:
5.700%, 10/22/2023 (Acquired 11/10/2014, Cost $3,716,043) * f	3,500,000	3,707,246
4.000%, 04/15/2024 f	3,500,000	3,706,475
Caisse Centrale Desjardins,
1.283%, 01/29/2018 (Acquired 01/26/2015, Cost $8,000,000) * f	8,000,000	7,975,216
Capital One Bank (USA) National Association,
2.250%, 02/13/2019	3,500,000	3,491,327
Capital One Financial Corp.,
3.150%, 07/15/2016	2,596,000	2,610,789
Capital One NA,
1.301%, 02/05/2018	2,000,000	1,990,698
Citigroup, Inc.:
1.550%, 08/14/2017	1,000,000	999,807
1.700%, 04/27/2018	1,500,000	1,494,597
2.050%, 12/07/2018	5,700,000	5,723,889
3.750%, 06/16/2024	500,000	517,894
Citizens Bank, National Association,
2.450%, 12/04/2019	8,000,000	7,988,208
CNA Financial Corp.:
7.350%, 11/15/2019	2,395,000	2,764,613
5.750%, 08/15/2021	1,385,000	1,554,646
4.500%, 03/01/2026	5,000,000	5,068,605
Comerica Bank:
5.200%, 08/22/2017	5,570,000	5,791,814
2.500%, 06/02/2020	3,375,000	3,388,449
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 10/03/2014, Cost $4,532,358) * f	4,335,000	4,759,982

Commonwealth Bank of Australia/New York NY,
1.750%, 11/02/2018 f	4,500,000	4,506,682
Compass Bank:
2.750%, 09/29/2019	6,000,000	5,975,052
3.875%, 04/10/2025	2,700,000	2,532,362
Cooperatieve Rabobank UA/NY,
2.500%, 01/19/2021 (Acquired 01/11/2016, Cost $8,156,688) * f	8,175,000	8,251,469
Countrywide Financial Corp.,
6.250%, 05/15/2016	2,200,000	2,212,489
Credit Agricole SA,
2.750%, 06/10/2020 (Acquired 06/03/2015, Cost $2,994,570) * f	3,000,000	3,047,790
Credit Suisse:
2.300%, 05/28/2019 @ f	2,450,000	2,473,206
5.300%, 08/13/2019 f	3,220,000	3,533,731
2.750%, 03/26/2020 f	6,250,000	6,167,763
Deutsche Bank AG:
2.950%, 08/20/2020 f	3,000,000	3,011,568
3.125%, 01/13/2021 f	2,175,000	2,162,433
Discover Bank of Greenwood DE,
2.600%, 11/13/2018	2,500,000	2,506,273
First Tennessee Bank National Association,
5.650%, 04/01/2016	4,263,000	4,263,000
GE Capital International Funding Co.,
2.342%, 11/15/2020 (Acquired 02/11/2010 through 12/24/2014, Cost $6,181,123) * @ f	6,730,000	6,894,481
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,500,000	1,113,750
Great-West Life & Annuity Insurance Capital LP II,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $1,792,736) *	1,800,000	1,698,750
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $2,012,335) *	2,000,000	2,046,172
HSBC Finance Corp.,
6.676%, 01/15/2021	4,559,000	5,229,237
HSBC USA, Inc.,
2.350%, 03/05/2020	3,500,000	3,464,409
Humana, Inc.,
7.200%, 06/15/2018	2,000,000	2,223,622
ING Bank NV:
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $2,461,635) * f	2,475,000	2,512,982
5.000%, 06/09/2021 (Acquired 06/12/2013, Cost $2,132,100) * f	2,000,000	2,244,522
5.800%, 09/25/2023 (Acquired 10/15/2015, Cost $4,169,562) * f	3,810,000	4,151,711
Invesco Finance PLC,
3.125%, 11/30/2022 f	4,225,000	4,310,497
iStar Financial, Inc.,
5.850%, 03/15/2017	75,000	76,500
J.P. Morgan Chase & Co.:
2.250%, 01/23/2020	7,875,000	7,937,291
4.500%, 01/24/2022	3,000,000	3,310,653
Jefferies Group LLC,
6.875%, 04/15/2021	2,000,000	2,258,198
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 04/10/2013 through 04/11/2013, Cost $2,860,633) *	2,325,000	2,832,406
Kemper Corp.,
6.000%, 05/15/2017	600,000	621,066
Keybank National Association,
1.155%, 06/01/2018	8,000,000	7,957,136
Korea Housing Finance Corp.,
1.625%, 09/15/2018 (Acquired 02/26/2013 through 08/28/2014, Cost $1,041,509) * f	1,050,000	1,042,405
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 02/07/2013, Cost $4,019,835) * f	4,000,000	4,032,620
2.500%, 05/16/2018 (Acquired 05/29/2013 through 10/20/2014, Cost $5,017,181) * f	5,000,000	4,956,405
Liberty Mutual Group, Inc.,
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $1,987,300) *	2,000,000	2,061,294
Lloyds Bank PLC:
2.050%, 01/22/2019 f	3,000,000	3,000,618
5.800%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012, Cost $2,903,112) * f	2,900,000	3,271,014
M&I Marshall & Ilsley Bank,
5.000%, 01/17/2017	1,000,000	1,026,445
Macquarie Bank Ltd.:
2.000%, 08/15/2016 (Acquired 08/07/2013, Cost $4,998,250) * f	5,000,000	5,017,610
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $2,498,475) * f	2,500,000	2,490,713
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $997,800) * f	1,000,000	1,000,607
Manulife Financial Corp.,
4.900%, 09/17/2020 f	2,300,000	2,503,511
Marsh & McLennan Cos., Inc.,
2.550%, 10/15/2018	1,000,000	1,018,460
MassMutual Global Funding II,
2.000%, 04/05/2017 (Acquired 03/29/2012, Cost $3,783,470) *	3,800,000	3,837,631
MBIA Insurance Corp.,
11.882%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) *	500,000	172,500
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 01/03/2013, Cost $1,299,337) *	1,300,000	1,312,475

Mizuho Bank Ltd.,
2.150%, 10/20/2018 (Acquired 10/13/2015, Cost $4,497,390) * @ f	4,500,000	4,502,759
Morgan Stanley:
6.625%, 04/01/2018	1,600,000	1,748,056
7.300%, 05/13/2019	2,700,000	3,107,479
2.375%, 07/23/2019	1,000,000	1,010,511
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	233,580
MUFG Union Bank, National Association,
2.125%, 06/16/2017	1,800,000	1,809,139
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $2,999,010) * f	3,000,000	3,001,626
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 10/07/2013, Cost $874,693) *	828,000	907,788
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	2,450,000	2,457,328
6.700%, 03/04/2020 f	1,000,000	1,153,932
NYSE Euronext,
2.000%, 10/05/2017 @	800,000	806,485
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015, Cost $6,000,000) *	6,000,000	6,006,636
PNC Bank, National Association,
2.950%, 01/30/2023	4,000,000	4,029,712
Principal Life Global Funding II,
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $1,997,360) *	2,000,000	2,012,262
Protective Life Corp.:
7.375%, 10/15/2019	2,050,000	2,383,732
2.700%, 11/25/2020 (Acquired 11/19/2015, Cost $2,997,360) *	3,000,000	3,047,709
Prudential Financial, Inc.,
7.375%, 06/15/2019	850,000	986,403
Regions Bank,
7.500%, 05/15/2018	2,475,000	2,727,363
Regions Financial Corp.,
2.000%, 05/15/2018	6,000,000	5,961,900
Reliance Standard Life Global Funding II,
3.050%, 01/20/2021 (Acquired 01/12/2016, Cost $4,994,250) *	5,000,000	5,080,360
Santander Bank NA,
8.750%, 05/30/2018	4,415,000	4,918,553
Santander UK PLC:
3.125%, 01/08/2021 f	2,325,000	2,338,599
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $996,810) * f	1,000,000	1,014,906
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $8,486,910) * f	8,500,000	8,564,515
Societe Generale:
1.705%, 10/01/2018 f	2,000,000	2,003,766
2.625%, 10/01/2018 f	1,000,000	1,017,895
5.200%, 04/15/2021 (Acquired 01/28/2013, Cost $1,351,523) * f	1,250,000	1,416,098
5.000%, 01/17/2024 (Acquired 01/14/2014 through 02/18/2014, Cost $3,127,654) * f	3,150,000	3,217,145
Standard Chartered PLC:
1.260%, 04/17/2018 (Acquired 04/13/2015, Cost $8,500,000) * f	8,500,000	8,413,130
3.050%, 01/15/2021 (Acquired 01/12/2016, Cost $997,980) * @ f	1,000,000	1,004,417
Sumitomo Mitsui Banking Corp.:
2.500%, 07/19/2018 f	3,000,000	3,041,718
2.250%, 07/11/2019 f	2,000,000	2,022,648
SunTrust Bank:
5.450%, 12/01/2017	500,000	532,103
7.250%, 03/15/2018	1,506,000	1,652,249
SUSA Partnership LP,
8.200%, 06/01/2017	2,800,000	3,009,219
Svenska Handelsbanken AB:
2.875%, 04/04/2017 f	1,500,000	1,524,225
2.500%, 01/25/2019 f	1,000,000	1,024,027
2.400%, 10/01/2020 f	5,000,000	5,044,875
Swedbank AB:
1.750%, 03/12/2018 (Acquired 03/05/2013, Cost $3,236,383) * f	3,250,000	3,244,732
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $2,595,606) * f	2,600,000	2,631,832
2.650%, 03/10/2021 (Acquired 03/03/2016, Cost $3,795,592) * f	3,800,000	3,840,785
Symetra Financial Corp.,
6.125%, 04/01/2016 (Acquired 08/12/2011 through 12/02/2013, Cost $1,269,000) *	1,269,000	1,269,000
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	5,132,635
4.250%, 08/15/2024	4,000,000	4,067,480
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.700%, 09/09/2018 (Acquired 09/03/2013, Cost $2,547,756) * f	2,550,000	2,605,842
2.150%, 09/14/2018 (Acquired 09/08/2015, Cost $999,710) * f	1,000,000	1,005,231
2.300%, 03/10/2019 (Acquired 03/04/2014 through 11/24/2015, Cost $1,123,482) * f	1,125,000	1,134,494
2.300%, 03/05/2020 (Acquired 02/25/2015, Cost $2,998,020) * f	3,000,000	3,007,302
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	1,450,000	1,551,254
7.250%, 02/01/2018	2,275,000	2,498,628

The Charles Schwab Corp.,
6.375%, 09/01/2017	325,000	347,392
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	3,900,000	4,218,996
2.900%, 07/19/2018	1,000,000	1,023,351
7.500%, 02/15/2019	865,000	996,360
2.550%, 10/23/2019	2,000,000	2,030,262
3.500%, 01/23/2025	2,000,000	2,018,658
The Hartford Financial Services Group, Inc.:
5.500%, 10/15/2016	1,500,000	1,533,073
5.125%, 04/15/2022	500,000	559,364
The Huntington National Bank:
1.300%, 11/20/2016	4,850,000	4,850,204
2.875%, 08/20/2020	3,500,000	3,513,811
3.150%, 03/14/2021	1,500,000	1,524,063
Trinity Acquisition PLC,
4.400%, 03/15/2026 f	1,125,000	1,141,287
UBS AG,
2.950%, 09/24/2020 (Acquired 09/21/2015, Cost $6,214,355) * @ f	6,225,000	6,245,623
UnitedHealth Group, Inc.,
3.350%, 07/15/2022	1,575,000	1,675,499
Voya Financial, Inc.,
2.900%, 02/15/2018	2,000,000	2,030,810
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $7,474,275) *	7,500,000	7,660,605
Wells Fargo & Co.,
Class N, 2.150%, 01/30/2020	7,000,000	7,081,739
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	1,479,000	1,586,538
Westpac Banking Corp.:
1.600%, 01/12/2018 f	1,250,000	1,251,503
4.875%, 11/19/2019 f	2,775,000	3,062,570
Willis Group Holdings PLC,
5.750%, 03/15/2021 f	3,250,000	3,616,899
		467,393,453	23.7%
Utility
Commonwealth Edison Co.,
Class 104, 5.950%, 08/15/2016	375,000	381,839
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	3,619,000	4,413,396
2.000%, 01/27/2020	3,000,000	3,025,347
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,524,884
PSEG Power LLC:
2.750%, 09/15/2016	75,000	75,599
5.320%, 09/15/2016	994,000	1,012,034
5.125%, 04/15/2020	220,000	237,893
Public Service Co. of New Mexico,
7.950%, 05/15/2018	3,220,000	3,605,405
RGS I&M Funding Corp.,
Class F*, 9.820%, 06/07/2022	423,831	431,254
Southern Power Co.,
1.850%, 12/01/2017	1,775,000	1,788,018
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $3,774,008) * f	3,800,000	4,051,894
West Penn Power Co.,
5.875%, 08/15/2016 (Acquired 10/25/2010, Cost $2,020,418) *	2,000,000	2,028,856
		23,576,419	1.2%
Industrials
21st Century Fox America, Inc.:
8.000%, 10/17/2016	5,575,000	5,774,362
3.700%, 10/15/2025 @	2,825,000	2,957,961
Agrium, Inc.,
3.150%, 10/01/2022 f	1,306,000	1,281,625
Altera Corp.,
2.500%, 11/15/2018	2,000,000	2,056,958
America Movil, SAB de CV,
1.632%, 09/12/2016 f	3,200,000	3,198,730
Ameritech Capital Funding Corp.:
9.100%, 06/01/2016	275,154	277,958
6.450%, 01/15/2018	2,758,000	2,970,259
Anadarko Petroleum Corp.:
5.950%, 09/15/2016	2,270,000	2,309,412
6.375%, 09/15/2017	2,000,000	2,095,950
6.950%, 06/15/2019	1,000,000	1,082,392
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 07/11/2012, Cost $2,324,965) * f	2,000,000	2,100,000
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	9,300,000	9,668,494
Apple, Inc.,
2.400%, 05/03/2023	2,000,000	2,012,164
AT&T, Inc.,
3.600%, 02/17/2023 @	9,000,000	9,349,884
Boardwalk Pipelines LP,
5.200%, 06/01/2018	2,500,000	2,497,550

Boston Scientific Corp.,
4.125%, 10/01/2023	3,000,000	3,145,911
BP Capital Markets:
4.750%, 03/10/2019 f	2,500,000	2,697,330
2.521%, 01/15/2020 f	2,650,000	2,690,598
3.245%, 05/06/2022 f	1,000,000	1,029,130
British Telecommunications PLC,
5.950%, 01/15/2018 f	2,000,000	2,156,690
Bunge Limited Finance Corp.:
3.200%, 06/15/2017	1,300,000	1,308,984
3.500%, 11/24/2020 @	2,500,000	2,536,943
Bunge NA Finance LP,
5.900%, 04/01/2017	575,000	598,581
Cardinal Health, Inc.,
1.950%, 06/15/2018	5,600,000	5,626,163
Charter Communications, Inc.,
4.464%, 07/23/2022 (Acquired 07/09/2015, Cost $7,150,000) *	7,150,000	7,473,666
Chevron Phillips Chemical Co. LLC,
2.450%, 05/01/2020 (Acquired 05/07/2015, Cost $4,123,680) *	4,125,000	4,072,699
Coca-Cola FEMSA, S.A.B. de C.V.,
2.375%, 11/26/2018 f	3,425,000	3,477,005
Comcast Cable Communications, LLC:
8.875%, 05/01/2017	550,000	595,653
2.750%, 03/01/2023	1,475,000	1,524,218
ConAgra Foods, Inc.:
0.994%, 07/21/2016	2,125,000	2,123,487
7.000%, 04/15/2019	317,000	359,928
Cox Communications, Inc.:
3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $3,594,456) *	3,600,000	3,471,682
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,492,215) *	4,500,000	4,340,835
CVS Health Corp.:
2.250%, 08/12/2019	3,375,000	3,459,507
4.000%, 12/05/2023	4,425,000	4,878,040
D.R. Horton, Inc.,
6.500%, 04/15/2016	1,000,000	1,000,000
Daimler Finance North America LLC,
2.250%, 07/31/2019 (Acquired 07/25/2012, Cost $2,285,234) *	2,300,000	2,332,747
DCP Midstream LLC,
9.750%, 03/15/2019 (Acquired 10/15/2012, Cost $1,849,714) *	1,600,000	1,529,965
Deutsche Telekom International Finance BV:
2.250%, 03/06/2017 (Acquired 03/24/2015, Cost $1,412,295) * f	1,400,000	1,412,376
6.750%, 08/20/2018 f	2,850,000	3,192,125
6.000%, 07/08/2019 f	1,700,000	1,914,707
Devon Energy Corp.,
6.300%, 01/15/2019 @	910,000	919,932
Ecolab, Inc.:
1.450%, 12/08/2017	4,000,000	3,995,632
3.250%, 01/14/2023	5,000,000	5,138,390
Energy Transfer Partners LP,
9.700%, 03/15/2019	2,457,000	2,716,833
Enterprise Products Operating LLC,
2.550%, 10/15/2019	3,000,000	3,007,995
ERAC USA Finance LLC,
2.350%, 10/15/2019 (Acquired 06/30/2014 through 01/08/2015, Cost $4,644,303) *	4,650,000	4,657,970
Express Scripts Holding Co.:
2.650%, 02/15/2017	2,313,000	2,343,208
7.250%, 06/15/2019	1,000,000	1,158,671
Federal Express Corp. 1998 Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	1,405,874	1,493,094
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	4,400,000	4,390,905
3.875%, 06/05/2024	3,900,000	3,903,202
Fiserv, Inc.:
4.750%, 06/15/2021	1,728,000	1,873,508
3.500%, 10/01/2022	2,850,000	2,992,047
FMC Corp.,
4.100%, 02/01/2024	2,000,000	2,079,718
Ford Motor Credit Co. LLC:
1.724%, 12/06/2017	3,300,000	3,275,673
5.750%, 02/01/2021	2,000,000	2,263,956
3.336%, 03/18/2021	1,800,000	1,852,279
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.,
6.750%, 02/01/2022	1,649,000	1,269,730
Freeport-McMoRan, Inc.:
3.550%, 03/01/2022 @	2,000,000	1,395,000
3.875%, 03/15/2023 @	1,100,000	745,250
General Electric Capital Corp.:
6.000%, 08/07/2019	774,000	892,325
5.500%, 01/08/2020	731,000	838,498
5.550%, 05/04/2020	816,000	939,605
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013 through 10/29/2013, Cost $4,335,582) *	4,400,000	4,026,000
4.125%, 05/30/2023 (Acquired 04/03/2014, Cost $1,458,942) *	1,500,000	1,226,250
4.625%, 04/29/2024 (Acquired 10/08/2014, Cost $1,025,785) *	1,000,000	830,500
Grupo Bimbo, SAB de CV,
3.875%, 06/27/2024 (Acquired 06/24/2014, Cost $2,987,700) * f	3,000,000	3,014,346

GTE Corp.,
8.750%, 11/01/2021	2,150,000	2,756,878
Hanson Ltd.,
6.125%, 08/15/2016 f	650,000	660,855
Hess Corp.,
8.125%, 02/15/2019	1,200,000	1,318,435
Historic TW, Inc.,
6.875%, 06/15/2018	392,000	435,492
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 10/16/2009 through 04/16/2014, Cost $5,932,479) * f	5,400,000	6,266,776
Hutchison Whampoa International (14) Ltd.,
1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $1,995,400) * f	2,000,000	1,999,196
Hyundai Capital Services, Inc.:
3.500%, 09/13/2017 (Acquired 08/04/2014 through 09/30/2014, Cost $6,297,652) * f	6,150,000	6,292,219
2.500%, 03/18/2019 (Acquired 03/14/2016, Cost $1,299,103) * @	1,300,000	1,310,115
Ingersoll-Rand Co.,
6.391%, 11/15/2027 f	1,195,000	1,401,572
Ingersoll-Rand Global Holding Co. Ltd.,
2.875%, 01/15/2019	5,000,000	5,112,940
Ingredion, Inc.,
1.800%, 09/25/2017	1,275,000	1,268,988
Johnson Controls, Inc.,
4.250%, 03/01/2021	2,000,000	2,114,900
Kraft Foods Group, Inc.,
3.500%, 06/06/2022	2,000,000	2,102,290
Laboratory Corporation of America Holdings,
4.625%, 11/15/2020	400,000	432,812
Lafarge SA,
6.500%, 07/15/2016 f	625,000	634,298
Martin Marietta Materials, Inc.,
6.600%, 04/15/2018	75,000	80,115
Masco Corp.,
6.125%, 10/03/2016	2,200,000	2,253,350
Mead Johnson Nutrition Co.,
3.000%, 11/15/2020	5,400,000	5,549,116
MeadWestvaco Corp.,
7.375%, 09/01/2019	2,033,000	2,325,512
Medco Health Solutions, Inc.,
7.125%, 03/15/2018	1,850,000	2,034,042
Merey Sweeny LP,
8.850%, 12/18/2019 (Acquired 06/11/2013, Cost $1,345,871) *	1,211,416	1,360,521
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019 (Acquired 09/30/2014, Cost $1,096,739) *	1,000,000	897,500
Murphy Oil Corp.,
3.700%, 12/01/2022	5,000,000	3,967,470
Nabors Industries, Inc.,
6.150%, 02/15/2018	825,000	821,198
Noble Energy, Inc.:
8.250%, 03/01/2019	1,000,000	1,100,514
4.150%, 12/15/2021	450,000	449,227
ONEOK Partners LP,
3.375%, 10/01/2022	6,000,000	5,384,622
Pearson Funding Two PLC,
4.000%, 05/17/2016 (Acquired 10/03/2014, Cost $5,218,457) * f	5,200,000	5,214,425
Pentair Finance SA:
2.900%, 09/15/2018 f	5,675,000	5,691,276
3.625%, 09/15/2020 f	5,500,000	5,542,856
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/19/2014, Cost $6,929,902) * f	6,880,000	6,334,616
Phillips 66 Partners LP,
3.605%, 02/15/2025	2,000,000	1,817,410
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	1,225,000	1,313,813
POSCO,
5.250%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011, Cost $2,977,471) * @ f	3,000,000	3,353,670
R.R. Donnelley & Sons Co.:
8.600%, 08/15/2016	1,000,000	1,019,806
6.125%, 01/15/2017	43,000	43,967
7.625%, 06/15/2020	1,000,000	1,007,500
Rio Tinto Finance (USA) Ltd.:
9.000%, 05/01/2019 f	2,975,000	3,520,439
3.750%, 09/20/2021 f	500,000	518,953
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) *	1,000,000	945,000
Rockwell Automation, Inc.,
2.875%, 03/01/2025	3,000,000	3,043,695
SABMiller Holdings, Inc.,
1.306%, 08/01/2018 (Acquired 10/28/2014, Cost $3,992,244) *	3,980,000	3,961,214
Samarco Mineracao SA,
5.375%, 09/26/2024 (Acquired 09/23/2014, Cost $1,670,511) * f	1,675,000	996,625
Schlumberger Holdings Corp.,
2.350%, 12/21/2018 (Acquired 12/10/2015, Cost $4,499,460) *	4,500,000	4,529,520
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $1,994,680) * f	2,000,000	2,058,200
Solvay Finance America LLC,
3.400%, 12/03/2020 (Acquired 01/08/2016, Cost $3,996,160) *	4,000,000	4,066,448
Sprint Communications, Inc.,
6.000%, 12/01/2016	500,000	496,875

Sunoco, Inc.,
5.750%, 01/15/2017	1,275,000	1,285,057
Sysco Corp.:
2.600%, 10/01/2020	7,600,000	7,748,299
2.500%, 07/15/2021	2,000,000	2,023,234
2.600%, 06/12/2022	150,000	150,841
TC PipeLines LP,
4.375%, 03/13/2025	2,500,000	2,169,183
Teck Resources Ltd.,
3.150%, 01/15/2017 @ f	1,000,000	960,000
Telefonica Emisiones SAU:
6.421%, 06/20/2016 f	3,450,000	3,486,991
6.221%, 07/03/2017 f	1,000,000	1,055,732
3.192%, 04/27/2018 f	1,000,000	1,025,940
Telstra Corp. Ltd.,
3.125%, 04/07/2025 (Acquired 03/30/2015, Cost $5,640,395) * f	5,650,000	5,689,256
Texas Eastern Transmission LP,
6.000%, 09/15/2017 (Acquired 11/07/2013 through 11/14/2014, Cost $2,192,274) *	2,073,000	2,171,264
The Dow Chemical Co.,
8.550%, 05/15/2019	2,800,000	3,330,622
The Mosaic Co.,
4.250%, 11/15/2023 @	8,606,000	8,994,337
Time Warner Cable, Inc.,
5.850%, 05/01/2017	1,000,000	1,042,434
Time Warner, Inc.:
4.700%, 01/15/2021	1,325,000	1,458,526
4.750%, 03/29/2021 @	2,000,000	2,205,588
3.600%, 07/15/2025	4,000,000	4,105,792
TransCanada PipeLines Ltd.:
1.875%, 01/12/2018 f	3,000,000	2,995,767
9.875%, 01/01/2021 f	150,000	189,437
4.875%, 01/15/2026 f	3,000,000	3,168,744
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $3,297,789) * f	3,300,000	3,281,190
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	1,245,000	1,330,210
United AirLines, Inc. Pass Through Trust,
Class 91A2, 10.020%, 03/22/2024 ** § †	48,974	14,202
Vale Overseas Ltd.:
6.250%, 01/23/2017 @ f	1,650,000	1,682,505
4.375%, 01/11/2022 @ f	2,425,000	2,064,281
Valero Energy Corp.,
9.375%, 03/15/2019	5,898,000	7,032,940
Verizon Communications, Inc.:
5.150%, 09/15/2023	6,100,000	7,040,699
4.150%, 03/15/2024	2,000,000	2,174,522
Viacom, Inc.,
6.250%, 04/30/2016	199,000	199,758
Visa, Inc.,
3.150%, 12/14/2025	4,700,000	4,906,213
Vulcan Materials Co.,
7.000%, 06/15/2018	2,000,000	2,195,000
Wabtec Corp.,
4.375%, 08/15/2023	3,000,000	3,189,054
Walgreen Co.,
5.250%, 01/15/2019	605,000	654,971
Waste Management, Inc.,
3.125%, 03/01/2025	1,975,000	2,024,041
Wesfarmers Ltd.,
1.874%, 03/20/2018 (Acquired 03/13/2013, Cost $3,900,000) * f	3,900,000	3,901,630
Williams Partners LP:
5.250%, 03/15/2020	1,000,000	958,299
4.125%, 11/15/2020	1,475,000	1,339,670
4.300%, 03/04/2024	2,500,000	2,079,035
Zoetis, Inc.,
4.500%, 11/13/2025	2,000,000	2,138,732
		401,094,443	20.3%
Total Corporate Bonds		892,064,315	45.2%

Other Government Related Securities
CDP Financial, Inc.,
4.400%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,000,000	1,101,781
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011, Cost $1,151,553) * f	1,150,000	966,000
CNOOC Finance 2013 Ltd.,
3.000%, 05/09/2023 f	2,000,000	1,935,920
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	5,150,000	5,325,219
Corp Andina de Fomento,
4.375%, 06/15/2022 f	680,000	747,089
Electricite de France SA,
2.350%, 10/13/2020 (Acquired 10/07/2015, Cost $8,800,006) * f	8,875,000	8,965,498
Export-Import Bank of Korea,
2.250%, 01/21/2020 f	3,200,000	3,226,637
KFW,
4.875%, 06/17/2019 f	3,250,000	3,619,164
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	300,000	387,726

Korea Gas Corp.,
2.875%, 07/29/2018 (Acquired 07/22/2013, Cost $994,790) * f	1,000,000	1,025,885
Mexico Government International Bond,
5.125%, 01/15/2020 f	2,650,000	2,908,375
North Carolina Housing Finance Agency,
3.000%, 01/01/2033 (Callable 01/01/2025)	4,995,000	5,145,599
Petrobras Global Finance BV,
3.002%, 03/17/2017 f	1,700,000	1,640,670
Petroleos Mexicanos:
3.125%, 01/23/2019 @ f	2,000,000	1,982,000
5.500%, 01/21/2021 @ f	2,000,000	2,075,000
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $2,987,280) * f	3,000,000	3,012,501
The Korea Development Bank,
3.875%, 05/04/2017 f	2,150,000	2,207,635
		46,272,699	2.4%
Taxable Municipal Bonds
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,064,560
4.459%, 08/01/2019	1,340,000	1,459,810
California Qualified School Bond Joint Powers Authority,
5.955%, 03/01/2019	3,375,000	3,714,491
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,745,950
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,252,320
City of Berwyn IL,
5.790%, 12/01/2022	5,095,000	5,675,983
City of Bristol VA,
3.668%, 10/01/2022 (Callable 10/01/2020)	7,500,000	7,721,775
County of Contra Costa CA,
5.140%, 06/01/2017	2,500,000	2,584,450
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,246,801
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,159,270
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	3,525,000	1,128,035
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 05/02/2016)	880,000	884,391
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	1,715,000	1,742,560
New Jersey Economic Development Authority,
1.802%, 06/15/2017	5,000,000	5,006,550
North Carolina Housing Finance Agency,
4.000%, 01/01/2030 (Callable 07/01/2021)	330,000	348,193
North East Independent School District/TX,
5.240%, 08/01/2027	2,100,000	2,539,824
		42,274,963	2.1%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	184,246	185,662
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	88,911	96,180
6.000%, 07/01/2028	7,085	8,150
Series 74, Class F, 6.000%, 10/15/2020	960	1,008
Series 1395, Class G, 6.000%, 10/15/2022	8,245	8,972
Federal National Mortgage Association (FNMA):
Series 1989-2, Class D, 8.800%, 01/25/2019	3,107	3,302
Series 1990-108, Class G, 7.000%, 09/25/2020	3,851	4,136
Series G-29, Class O, 8.500%, 09/25/2021	476	535
Series 1991-137, Class H, 7.000%, 10/25/2021	25,920	28,354
Series 1993-32, Class H, 6.000%, 03/25/2023	16,055	17,348
Government National Mortgage Association (GNMA),
Series 1999-4, Class ZB, 6.000%, 02/20/2029	92,800	104,778
		458,425	0.0%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	234,677	235,302
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009, Cost $220,692) * §	222,709	217,330
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	390,920	382,194
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 §	62,098	60,835
Banc of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	50,839	51,062
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	166,789	167,593
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	264,099	267,792
Series 2005-6, Class 7A1, 5.500%, 07/25/2020 §	12,241	11,955
Series 2006-2, Class 7A1, 6.000%, 03/25/2021 §	206,465	199,322
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046	395,780	323,981
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	3,910,566	4,045,673
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.156%, 07/25/2034	2,289,245	2,276,372

J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	417,627	411,712
Series 2006-A1, Class 2A1, 2.760%, 03/25/2036 §	514,340	423,890
Lehman Mortgage Trust,
Series 2006-4, Class 3A1, 5.000%, 08/25/2021 §	90,550	86,740
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	219,735	220,824
Series 2004-3, Class 1A1, 5.000%, 03/25/2019	55,177	55,580
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	57,427	58,612
MortgageIT Trust,
Series 2005-3, Class A1, 0.733%, 08/25/2035	9,626,887	8,799,304
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	20,534	20,515
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	72,931	73,851
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.065%, 01/25/2035	4,707,915	4,820,658
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.373%, 10/25/2043	7,110,344	7,104,338
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	291,853	295,446
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	433,257	440,214
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	165,307	171,437
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	167,976	171,179
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	111,779	114,544
Series 2004-AR3, Class A1, 2.507%, 06/25/2034	5,001,252	5,020,441
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	4,061,174	4,283,737
Wells Fargo Mortgage Backed Securities,
Series 2005-AR10, Class 2A17, 2.794%, 06/25/2035	7,488,480	7,562,273
		48,374,706	2.5%
Asset Backed Securities
Accredited Mortgage Loan Trust,
Series 2005-4, Class A1, 0.673%, 12/25/2035	5,097,826	5,001,939
Amresco Residential Securities Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027	9,034	9,659
Argent Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.773%, 11/25/2035	2,131,080	2,059,655
Capital Auto Receivables Asset Trust:
Series 2014-2, Class A2, 0.910%, 04/20/2017	439,716	439,564
Series 2015-2, Class A2, 1.390%, 09/20/2018	10,125,000	10,121,796
Series 2015-3, Class A2, 1.720%, 01/22/2019	6,875,000	6,893,994
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 §	3,921	3,620
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	2,748	2,799
Series 1998-2, Class A5, 6.240%, 12/01/2028	235,191	245,830
Series 1998-3, Class A5, 6.220%, 03/01/2030	382,109	402,368
Series 1998-4, Class A5, 6.180%, 04/01/2030	154,418	162,968
Series 1998-7, Class A1, 6.320%, 07/01/2030	3,172,621	3,359,621
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035	13,436	13,762
Series 2005-1, Class AF6, 5.030%, 07/25/2035	701,217	712,470
Series 2006-13, Class 1AF3, 4.635%, 01/25/2037 §	163,565	228,736
Series 2006-9, Class 1AF3, 4.863%, 10/25/2046 §	978,820	885,340
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017 (Acquired 04/15/2015, Cost $14,317,429) *	14,317,944	14,299,211
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	2,486	2,490
Series 1999-2, Class A7F, 7.030%, 08/15/2030	352,668	376,607
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 1.073%, 09/25/2034	1,756,117	1,754,624
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 10/07/2014 through 10/09/2014, Cost $10,900,216) *	10,859,000	11,001,358
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 10/07/2014, Cost $11,745,689) *	11,750,000	11,856,199
GSAMP Trust,
Series 2005-WMC2, Class A1B, 0.743%, 11/25/2035	2,984,810	2,884,301
Home Equity Asset Trust,
Series 2006-8, Class 2A2, 0.543%, 03/25/2037	7,285,951	7,236,991
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029	3,103	3,102
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 0.563%, 07/25/2036	3,793,773	3,631,111
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (Acquired 01/22/2015, Cost $10,048,597) *	10,050,000	10,044,989
New Century Home Equity Loan Trust,
Series 2005-B, Class A2C, 0.713%, 10/25/2035	167,260	167,127
Nomura Holdings, Inc.,
Series 2006-HE2, Class A3, 0.603%, 03/25/2036	5,756,565	5,554,455
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	73,124	75,366
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 07/30/2015 through 07/31/2015, Cost $6,723,222) *	6,725,000	6,698,754
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	4,422	4,475
RAMP Series Trust:
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	51,331	51,870
Series 2006-NC1, Class A2, 0.623%, 01/25/2036	297,297	296,961
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 0.813%, 11/25/2037	4,205,803	4,079,493

Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.758%, 10/25/2035 (Acquired 03/13/2014, Cost $4,959,947) *	5,021,142	4,961,326
Soundview Home Loan Trust,
Series 2003-2, Class A2, 1.733%, 11/25/2033	2,874,281	2,834,119
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 1.103%, 10/25/2035	2,918,537	2,834,137
Series 2006-BC1, Class A2D, 0.733%, 12/25/2036	7,617,879	7,376,793
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 10/26/2015, Cost $10,136,615) *	10,131,067	10,103,751
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.433%, 10/25/2034	5,845,042	5,808,137
Synchrony Credit Card Master Note Trust:
Series 2014-1, Class A, 1.610%, 11/15/2020	5,325,000	5,341,558
Series 2012-2, Class A, 2.220%, 01/15/2022	8,250,000	8,348,319
TCF Auto Receivables Owner Trust,
Series 2014-1A, Class A4, 1.560%, 01/15/2020 (Acquired 05/29/2015 through 06/12/2015, Cost $15,603,908) *	15,575,000	15,522,297
Wells Fargo Home Equity Asset-Backed Securities,
Series 2004-2, Class A33, 1.433%, 10/25/2034	3,473,159	3,357,038
		177,051,080	9.0%
Commercial Mortgage-Backed Securities
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	6,646,809	6,655,117
FHLMC Multifamily Structured Pass Through Certificates:
Series K702, Class A2, 3.154%, 02/25/2018	300,409	309,320
Series K704, Class A2, 2.412%, 08/25/2018	624,617	639,376
Series K705, Class A2, 2.303%, 09/25/2018	4,250,000	4,348,863
Series K708, Class A2, 2.130%, 01/25/2019	8,300,000	8,471,776
Series K003, Class A4, 5.053%, 01/25/2019	9,000,000	9,839,867
Series K004, Class A2, 4.186%, 08/25/2019	6,825,000	7,412,386
Series K005, Class A2, 4.317%, 11/25/2019	4,975,000	5,440,101
Series K006, Class A2, 4.251%, 01/25/2020	2,643,000	2,896,865
Series KF02, Class A3, 1.063%, 07/25/2020	2,513,433	2,528,640
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2011-C5, Class A3, 4.171%, 08/15/2046	5,000,000	5,494,519
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	8,004,000	8,110,555
NCUA Guaranteed Notes Trust,
Series 2010-C1, Class A2, 2.900%, 10/29/2020	505,208	505,496
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/15/2047	16,400,000	17,009,295
Series 2015-P2, Class ASB, 3.656%, 12/15/2048	10,400,000	11,027,209
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,000,000	8,488,304
Series 2014-C21, Class A2, 2.917%, 08/15/2047	2,435,234	2,518,608
Series 2014-C24, Class ASB, 3.324%, 11/15/2047	8,275,000	8,702,032
		110,398,329	5.6%
Total Long-Term Investments (Cost $1,926,161,274)		1,953,339,130	99.0%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.39% «	11,097,306	11,097,306
Short-Term Investments Trust - Liquid Assets Portfolio, 0.46% «	38,000,000	38,000,000
Total Short-Term Investments (Cost $49,097,306)		49,097,306	2.5%

INVESTMENT PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Company
Mount Vernon Securities Lending Trust Prime Portfolio, 0.54% «	42,829,256	42,829,256
Total Investment Company (Cost $42,829,256)		42,829,256	2.1%
Total Investment Purchased With Cash Proceeds From
Securities Lending (Cost $42,829,256)		42,829,256	2.1%
Total Investments (Cost $2,018,087,836)		2,045,265,692	103.6%
Liabilities in Excess of Other Assets		(71,746,388)	(3.6)%
TOTAL NET ASSETS		$1,973,519,304	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At March 31, 2016, the value of these securities total $397,173,915, which represents 20.13% of total net assets.

**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2016.
f	Foreign Security
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
«	7-Day Yield

Baird Intermediate Bond Fund
Schedule of Investments, March 31, 2016 (Unaudited)
Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$626,051,620	$-	$626,051,620
U.S. Government Agency Issues	-	$10,392,993	-	10,392,993
Corporate Bonds	-	892,050,113	14,202	892,064,315
Other Government Related Securities	-	46,272,699	-	46,272,699
Taxable Municipal Bonds	-	42,274,963	-	42,274,963
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	458,425	-	458,425
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	48,374,706	-	48,374,706
Asset Backed Securities	-	177,051,080	-	177,051,080
Commercial Mortgage-Backed Securities	-	110,398,329	-	110,398,329
Total Long-Term Investments	-	1,953,324,928	14,202	1,953,339,130

Short-Term Investments
Money Market Mutual Funds	49,097,306	-	-	49,097,306
Total Short-Term Investments	49,097,306	-	-	49,097,306

Investment Purchased with Cash
Proceeds from Securities Lending
Investment Company	42,829,256	-	-	42,829,256
Total Investment Purchased with
Cash Proceeds from Securities Lending	42,829,256	-	-	42,829,256

Total Investments	$91,926,562	$1,953,324,928	$14,202	$2,045,265,692

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1 and Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2015	$17,673
Accrued discounts/premiums	-
Realized gain (loss)	(2,517)
Change in unrealized appreciation (depreciation)	11,013
Purchases	-
Sales	(11,967)
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2016	$14,202

* Transfers between levels are recognized at the end of the reporting period.

Baird Aggregate Bond Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$39,000,000	$41,443,584
1.750%, 03/31/2022	423,850,000	431,416,570
2.500%, 05/15/2024	195,500,000	207,902,129
5.250%, 11/15/2028	77,576,500	106,104,017
3.500%, 02/15/2039	355,405,900	422,919,160
2.875%, 05/15/2043	144,450,000	152,208,554
2.500%, 02/15/2045	18,875,000	18,404,597
		1,380,398,611	17.8%
Corporate Bonds
Finance
ABN AMRO Bank NV:
2.500%, 10/30/2018 (Acquired 10/23/2013 through 01/13/2014, Cost $11,025,096) * f	11,033,000	11,183,865
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $8,980,200) * f	9,000,000	9,056,943
ACE INA Holdings, Inc.,
2.875%, 11/03/2022	8,750,000	9,029,195
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $5,992,380) * f	6,000,000	6,037,008
Ally Financial, Inc.,
8.000%, 12/31/2018	360,000	388,800
American International Group, Inc.:
6.400%, 12/15/2020	10,830,000	12,584,763
4.875%, 06/01/2022	4,903,000	5,391,530
4.125%, 02/15/2024	893,000	930,513
3.875%, 01/15/2035	4,875,000	4,354,701
8.175%, 05/15/2058	893,000	1,109,553
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	1,785,000	2,078,479
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	261,635
ANZ New Zealand (Int'l) Ltd.:
1.750%, 03/29/2018 (Acquired 03/24/2015 through 06/15/2015, Cost $2,434,251) * f	2,435,000	2,435,212
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $15,337,260) * f	15,350,000	15,731,171
2.750%, 02/03/2021 (Acquired 01/27/2016, Cost $2,996,790) * @ f	3,000,000	3,045,942
Aon PLC:
4.000%, 11/27/2023 f	6,150,000	6,353,534
3.875%, 12/15/2025 f	7,000,000	7,136,556
Australia & New Zealand Banking Group Ltd./New York NY,
3.700%, 11/16/2025 @ f	6,500,000	6,920,946
Australia and New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (Acquired 03/12/2014 through 02/23/2016, Cost $15,998,216) * @ f	16,000,000	16,204,800
BAC Capital Trust VI,
5.625%, 03/08/2035 ^	357,000	387,605
Bank of America Corp.:
6.400%, 08/28/2017	893,000	949,160
6.875%, 04/25/2018	3,162,000	3,471,942
2.625%, 10/19/2020 @	5,000,000	5,034,840
4.125%, 01/22/2024	15,000,000	15,889,290
7.750%, 05/14/2038	1,138,000	1,554,614
Bank of Montreal,
1.800%, 07/31/2018 f	3,600,000	3,614,418
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	1,941,000	1,663,255
Barclays Bank PLC,
6.050%, 12/04/2017 (Acquired 05/27/2015, Cost $10,633,514) * f	10,000,000	10,542,270
Barclays PLC:
3.250%, 01/12/2021 f	8,000,000	7,965,720
3.650%, 03/16/2025 f	8,100,000	7,595,022
BB&T Corp.,
2.625%, 06/29/2020	5,000,000	5,107,390
Berkshire Hathaway Inc.,
2.750%, 03/15/2023	14,675,000	14,966,240
BNP Paribas SA:
2.375%, 05/21/2020 f	10,000,000	10,060,090
3.250%, 03/03/2023 f	3,570,000	3,678,735

BNZ International Funding Ltd.:
2.350%, 03/04/2019 (Acquired 09/03/2014 through 04/17/2015, Cost $7,337,284) * f	7,300,000	7,339,778
2.750%, 03/02/2021 (Acquired 02/23/2016, Cost $13,990,200) * @ f	14,000,000	14,130,760
BPCE:
1.471%, 02/10/2017 f	2,544,000	2,550,218
2.500%, 07/15/2019 f	7,925,000	8,015,218
5.700%, 10/22/2023 (Acquired 10/15/2013 through 09/30/2014, Cost $8,209,258) * f	8,055,000	8,531,961
4.000%, 04/15/2024 @ f	2,500,000	2,647,482
4.625%, 07/11/2024 (Acquired 04/24/2015, Cost $5,744,931) * f	5,625,000	5,506,296
Caisse Centrale Desjardins:
1.550%, 09/12/2017 (Acquired 07/07/2015, Cost $4,004,849) * f	4,000,000	3,985,388
1.283%, 01/29/2018 (Acquired 01/26/2015, Cost $19,000,000) * f	19,000,000	18,941,138
Capital One Bank (USA) National Association,
3.375%, 02/15/2023	18,150,000	18,289,174
Capital One NA:
1.301%, 02/05/2018	3,625,000	3,608,140
2.400%, 09/05/2019	12,000,000	11,966,496
Citigroup, Inc.:
1.850%, 11/24/2017	6,100,000	6,113,786
1.700%, 04/27/2018	13,000,000	12,953,174
2.050%, 12/07/2018	11,000,000	11,046,101
3.750%, 06/16/2024	1,000,000	1,035,788
3.700%, 01/12/2026	4,500,000	4,617,981
Citizens Bank, National Association:
2.300%, 12/03/2018	4,000,000	4,022,604
2.500%, 03/14/2019	7,800,000	7,867,977
2.450%, 12/04/2019	19,300,000	19,271,552
CNA Financial Corp.:
5.750%, 08/15/2021	7,199,000	8,080,791
7.250%, 11/15/2023	4,000,000	4,719,552
4.500%, 03/01/2026	14,000,000	14,192,094
Comerica Bank,
2.500%, 06/02/2020	29,000,000	29,115,565
Commonwealth Bank of Australia,
2.050%, 03/15/2019 f	10,275,000	10,391,272
Compass Bank:
2.750%, 09/29/2019	16,216,000	16,148,574
3.875%, 04/10/2025	13,000,000	12,192,856
Countrywide Financial Corp.,
6.250%, 05/15/2016	4,757,000	4,784,005
Credit Agricole SA:
1.481%, 10/03/2016 (Acquired 09/26/2013, Cost $1,500,000) * f	1,500,000	1,503,052
6.637%, 05/31/2017 (Acquired 05/23/2007, Cost $893,000) * f	893,000	875,140
Credit Suisse:
1.700%, 04/27/2018 f	6,000,000	5,973,960
5.300%, 08/13/2019 f	1,406,000	1,542,989
5.400%, 01/14/2020 f	5,000,000	5,419,190
2.750%, 03/26/2020 f	4,550,000	4,490,131
3.000%, 10/29/2021 f	7,000,000	7,140,203
3.625%, 09/09/2024 f	4,325,000	4,385,226
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 09/15/2022 @ f	3,000,000	2,985,825
Deutsche Bank AG:
1.227%, 02/13/2017 f	9,000,000	8,974,620
2.950%, 08/20/2020 f	4,500,000	4,517,352
3.125%, 01/13/2021 @ f	10,800,000	10,737,598
Deutsche Bank Aktiengesellschaft,
3.700%, 05/30/2024 f	10,000,000	9,871,470
Discover Bank of Greenwood DE,
2.600%, 11/13/2018	4,875,000	4,887,231
Discover Financial Services,
3.950%, 11/06/2024	5,000,000	4,951,425
Fifth Third Bancorp,
2.875%, 07/27/2020	6,000,000	6,083,640
First Horizon National Corp.,
3.500%, 12/15/2020	16,949,000	16,936,983
First Tennessee Bank National Association:
5.650%, 04/01/2016	2,763,000	2,763,000
2.950%, 12/01/2019	5,612,000	5,625,205
FMR LLC,
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $1,747,795) *	1,750,000	1,807,251
GE Capital International Funding Co.,
2.342%, 11/15/2020 (Acquired 01/04/2012 through 01/06/2015, Cost $11,812,542) * f	12,638,000	12,946,873

Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,339,000	994,207
Goldman Sachs Capital I,
6.345%, 02/15/2034	1,053,000	1,229,041
Great-West Life & Annuity Insurance Capital LP II,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $2,482,656) *	2,499,000	2,358,431
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 05/03/2011 through 07/30/2014, Cost $4,377,666) *	4,378,000	4,479,071
HSBC Bank PLC,
1.258%, 05/15/2018 (Acquired 12/17/2014, Cost $4,964,936) * @ f	4,950,000	4,923,859
HSBC Finance Corp.:
1.065%, 06/01/2016	5,000,000	4,998,635
6.676%, 01/15/2021 @	8,925,000	10,237,100
HSBC Holdings PLC,
6.500%, 09/15/2037 f	1,874,000	2,201,021
HSBC USA, Inc.:
2.350%, 03/05/2020	3,000,000	2,969,493
5.000%, 09/27/2020	3,716,000	4,009,434
9.125%, 05/15/2021	625,000	789,398
Humana, Inc.,
7.200%, 06/15/2018	1,870,000	2,079,087
ING Bank NV:
3.750%, 03/07/2017 (Acquired 03/28/2012, Cost $1,903,783) * f	1,919,000	1,961,679
2.050%, 08/17/2018 (Acquired 08/10/2015, Cost $7,270,562) * f	7,275,000	7,309,854
2.000%, 11/26/2018 (Acquired 11/17/2015, Cost $5,984,160) * f	6,000,000	6,017,274
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $3,481,100) * f	3,500,000	3,553,711
2.450%, 03/16/2020 (Acquired 03/10/2015 through 04/29/2015, Cost $9,210,391) * f	9,225,000	9,290,728
5.800%, 09/25/2023 (Acquired 01/14/2014 through 04/07/2014, Cost $2,570,025) * f	2,450,000	2,669,736
Invesco Finance PLC:
3.125%, 11/30/2022 f	5,902,000	6,021,433
3.750%, 01/15/2026 @ f	4,900,000	5,106,172
J.P. Morgan Chase & Co.:
2.200%, 10/22/2019	3,675,000	3,737,971
4.250%, 10/15/2020	886,000	959,075
2.550%, 03/01/2021 @	7,000,000	7,062,062
3.125%, 01/23/2025	14,000,000	14,048,958
5.600%, 07/15/2041	4,106,000	5,041,811
J.P. Morgan Chase Bank, National Association,
6.000%, 10/01/2017	500,000	530,830
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	4,030,883
6.250%, 01/15/2036	1,390,000	1,341,956
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $6,626,773) *	6,069,000	7,393,492
KeyBank National Association,
1.155%, 06/01/2018	10,600,000	10,543,205
2.250%, 03/16/2020 @	5,000,000	5,002,650
Kookmin Bank,
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $3,988,720) * f	4,000,000	4,004,168
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 12/03/2013 through 04/29/2015, Cost $960,948) * f	950,000	957,747
2.500%, 05/16/2018 (Acquired 08/02/2013 through 04/27/2015, Cost $18,629,589) * f	18,658,000	18,495,321
2.875%, 01/22/2019 (Acquired 10/14/2015, Cost $10,993,180) * f	11,000,000	10,960,422
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $2,660,995) *	2,678,000	2,760,073
10.750%, 06/15/2058 (Acquired 05/21/2008, Cost $2,182,029) *	2,231,000	3,268,415
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $297,813) *	465,000	581,809
Lincoln National Corp.:
8.750%, 07/01/2019	5,218,000	6,235,661
6.050%, 04/20/2067	1,004,000	652,600
Lloyds Bank PLC:
1.750%, 05/14/2018 f	7,775,000	7,757,086
5.800%, 01/13/2020 (Acquired 02/10/2010, Cost $1,408,792) * f	1,428,000	1,610,693
2.400%, 03/17/2020 f	20,000,000	20,062,180
Macquarie Bank Ltd.:
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $4,996,950) * f	5,000,000	4,981,425
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $4,989,000) * f	5,000,000	5,003,035
Macquarie Group Ltd.:
3.000%, 12/03/2018 (Acquired 11/25/2013, Cost $8,490,900) * f	8,525,000	8,639,678
7.625%, 08/13/2019 (Acquired 02/12/2014 through 05/18/2015, Cost $4,531,277) * f	3,944,000	4,506,809
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	10,850,000	10,820,781

Manulife Financial Corp.:
4.150%, 03/04/2026 f	10,000,000	10,216,320
5.375%, 03/04/2046 f	5,150,000	5,357,246
Marsh & McLennan Cos., Inc.,
2.300%, 04/01/2017	2,231,000	2,247,498
Massachusetts Mutual Life Insurance Co.:
8.875%, 06/01/2039 (Acquired 05/27/2009 through 03/31/2016, Cost $27,346,955) *	18,450,000	26,746,522
4.500%, 04/15/2065 (Acquired 04/08/2015, Cost $2,945,520) *	3,000,000	2,767,815
MBIA Insurance Corp.,
11.882%, 01/15/2033 (Acquired 01/11/2008, Cost $714,000) * §	714,000	246,330
MetLife, Inc.:
7.717%, 02/15/2019	982,000	1,139,728
6.500%, 12/15/2032	466,000	576,893
4.050%, 03/01/2045 @	10,000,000	9,459,820
4.600%, 05/13/2046	5,750,000	5,894,653
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 04/27/2015, Cost $2,042,235) *	2,004,000	2,023,230
Mitsubishi UFJ Financial Group, Inc.,
2.950%, 03/01/2021 f	5,200,000	5,297,973
Mizuho Bank Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013 through 04/29/2015, Cost $3,345,313) * f	3,349,000	3,349,637
2.450%, 04/16/2019 (Acquired 04/09/2014, Cost $2,096,262) * f	2,100,000	2,120,836
Morgan Stanley:
7.300%, 05/13/2019	15,110,000	17,390,371
2.375%, 07/23/2019	1,000,000	1,010,511
5.625%, 09/23/2019	1,941,000	2,159,883
2.650%, 01/27/2020	4,200,000	4,262,097
2.800%, 06/16/2020 @	5,000,000	5,091,060
Class F, 3.875%, 04/29/2024	1,650,000	1,730,673
3.700%, 10/23/2024	4,000,000	4,131,280
MUFG Americas Holdings Corp.,
2.250%, 02/10/2020	5,000,000	4,974,600
National City Bank,
5.800%, 06/07/2017	1,750,000	1,832,744
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 02/05/2015 through 05/08/2015, Cost $18,785,254) *	16,905,000	18,534,000
Navient LLC,
5.625%, 08/01/2033	446,000	314,430
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	6,248,000	6,266,688
2.750%, 03/19/2019 f	1,625,000	1,648,723
6.700%, 03/04/2020 f	1,667,000	1,923,605
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015 through 04/24/2015, Cost $8,121,605) *	8,000,000	8,008,848
PNC Bank, National Association,
4.200%, 11/01/2025	2,678,000	2,968,949
Pricoa Global Funding I,
2.550%, 11/24/2020 (Acquired 11/17/2015, Cost $14,000,000) * @	14,000,000	14,171,430
Principal Financial Group, Inc.:
8.875%, 05/15/2019	2,215,000	2,631,542
3.300%, 09/15/2022	1,860,000	1,888,934
3.400%, 05/15/2025	16,000,000	15,832,544
Principal Life Global Funding II,
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $3,994,720) *	4,000,000	4,024,524
Protective Life Corp.:
7.375%, 10/15/2019	7,096,000	8,251,201
2.700%, 11/25/2020 (Acquired 11/19/2015, Cost $7,992,960) *	8,000,000	8,127,224
8.450%, 10/15/2039	1,400,000	1,881,664
Raymond James Financial, Inc.,
8.600%, 08/15/2019	5,000,000	5,989,820
Regions Bank,
7.500%, 05/15/2018	8,518,000	9,386,538
Regions Financial Corp.,
3.200%, 02/08/2021	25,000,000	25,207,925
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (Acquired 04/14/2015, Cost $7,008,694) *	6,940,000	6,962,590
2.375%, 05/04/2020 (Acquired 04/27/2015, Cost $20,936,160) *	21,000,000	20,836,347
Santander Bank NA,
8.750%, 05/30/2018	8,802,000	9,805,912
Santander Issuances SAU,
5.179%, 11/19/2025 f	4,000,000	3,865,404
Santander UK PLC:
2.650%, 04/17/2020	7,000,000	6,922,244
3.125%, 01/08/2021 f	2,600,000	2,615,208
5.000%, 11/07/2023 (Acquired 10/31/2013 through 12/02/2014, Cost $10,265,684) * f	9,880,000	10,027,271

Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 11/13/2013 through 05/07/2015, Cost $6,852,752) * f	6,835,000	6,908,066
2.375%, 03/25/2019 (Acquired 03/18/2014 through 04/29/2015, Cost $1,727,048) * f	1,725,000	1,741,276
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $14,976,900) * f	15,000,000	15,113,850
Societe Generale:
1.705%, 10/01/2018 f	6,000,000	6,011,298
4.250%, 04/14/2025 (Acquired 04/08/2015, Cost $7,875,120) * @ f	8,000,000	7,701,160
Societe Generale SA,
4.750%, 11/24/2025 (Acquired 11/17/2015, Cost $11,954,640) * f	12,000,000	11,875,896
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,428,322) * f	4,463,000	4,432,330
Springleaf Finance Corp.,
6.900%, 12/15/2017	400,000	413,000
Standard Chartered PLC:
1.260%, 04/17/2018 (Acquired 04/13/2015, Cost $3,000,000) * f	3,000,000	2,969,340
1.700%, 04/17/2018 (Acquired 04/13/2015 through 04/24/2015, Cost $11,588,924) * f	11,600,000	11,415,328
3.050%, 01/15/2021 (Acquired 01/12/2016, Cost $4,490,910) * @ f	4,500,000	4,519,877
5.700%, 03/26/2044 (Acquired 03/21/2014, Cost $5,988,000) * @ f	6,000,000	5,401,992
Sumitomo Mitsui Banking Corp.:
2.450%, 01/16/2020 f	20,500,000	20,742,289
3.950%, 07/19/2023 f	1,850,000	1,983,141
Sumitomo Mitsui Financial Group, Inc.,
2.934%, 03/09/2021 f	5,950,000	6,064,115
SunTrust Bank,
7.250%, 03/15/2018	1,874,000	2,055,986
SunTrust Banks, Inc.,
2.900%, 03/03/2021	14,150,000	14,356,689
SUSA Partnership LP,
8.200%, 06/01/2017	921,000	989,818
Svenska Handelsbanken AB,
2.400%, 10/01/2020 f	5,200,000	5,246,670
Swedbank AB:
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $1,782,305) * f	1,785,000	1,800,101
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $7,287,663) * f	7,300,000	7,389,374
2.200%, 03/04/2020 (Acquired 02/25/2015 through 04/29/2015, Cost $6,464,573) * @ f	6,468,000	6,486,583
Symetra Financial Corp.,
6.125%, 04/01/2016 (Acquired 03/23/2006, Cost $889,044) *	893,000	893,000
Synchrony Financial:
3.000%, 08/15/2019	2,000,000	2,031,708
3.750%, 08/15/2021	10,225,000	10,496,238
4.250%, 08/15/2024	14,464,000	14,708,008
4.500%, 07/23/2025	5,140,000	5,286,932
TD Ameritrade Holding Corp.:
5.600%, 12/01/2019	2,945,000	3,293,026
2.950%, 04/01/2022 @	4,625,000	4,720,603
3.625%, 04/01/2025	7,000,000	7,328,279
The Bank of Nova Scotia,
1.700%, 06/11/2018 f	15,000,000	15,034,695
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.002%, 07/15/2016 f	4,600,000	4,604,637
4.100%, 09/09/2023 (Acquired 09/03/2013 through 03/26/2014, Cost $2,935,727) * f	2,911,000	3,148,346
3.750%, 03/10/2024 (Acquired 03/04/2014 through 04/29/2015, Cost $2,804,231) * f	2,800,000	2,964,410
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	5,547,000	6,092,259
The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017	893,000	950,473
6.150%, 04/01/2018	5,634,000	6,094,827
7.500%, 02/15/2019	1,964,000	2,262,255
2.550%, 10/23/2019	2,700,000	2,740,854
2.236%, 11/29/2023	5,000,000	4,985,050
3.850%, 07/08/2024	3,000,000	3,099,792
3.500%, 01/23/2025	3,000,000	3,027,987
3.750%, 05/22/2025	5,000,000	5,115,725
The Guardian Life Insurance Co. of America,
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $1,993,300) *	2,000,000	1,915,124
The Hartford Financial Services Group, Inc.:
5.125%, 04/15/2022	1,538,000	1,720,602
8.125%, 06/15/2038	1,964,000	2,096,570
The Huntington National Bank:
2.000%, 06/30/2018	9,000,000	9,011,655
2.200%, 11/06/2018	4,825,000	4,832,894

Torchmark Corp.,
3.800%, 09/15/2022	12,475,000	12,733,170
UBS AG:
1.375%, 08/14/2017 f	7,000,000	6,983,585
1.330%, 03/26/2018 f	8,250,000	8,236,932
5.750%, 04/25/2018 f	2,678,000	2,897,952
1.485%, 06/01/2020 f	4,710,000	4,694,754
UBS Group Funding Jersey Ltd.,
3.000%, 04/15/2021 (Acquired 03/30/2016, Cost $4,996,950) * f	5,000,000	5,009,190
Voya Financial, Inc.,
5.500%, 07/15/2022	22,452,000	25,114,044
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $7,972,560) *	8,000,000	8,171,312
WellPoint, Inc.,
5.100%, 01/15/2044	1,584,000	1,670,600
Wells Fargo & Co.:
Class N, 2.150%, 01/30/2020	2,750,000	2,782,112
2.500%, 03/04/2021	5,000,000	5,063,150
3.000%, 02/19/2025	5,000,000	5,040,590
3.900%, 05/01/2045	15,000,000	15,001,770
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	3,789,000	4,064,498
Westpac Banking Corp.,
1.600%, 01/12/2018 f	7,229,000	7,237,689
Willis Group Holdings PLC,
5.750%, 03/15/2021 f	8,511,000	9,471,824
Willis North America, Inc.,
7.000%, 09/29/2019	5,463,000	6,177,571
		1,585,936,138	20.5%
Utility
Ameren Corp.,
2.700%, 11/15/2020	10,000,000	10,140,360
Arizona Public Service Co.,
8.750%, 03/01/2019	759,000	900,035
Beaver Valley II Funding Corp.,
9.000%, 06/01/2017	124,000	131,440
Berkshire Hathaway Energy Co.,
2.400%, 02/01/2020	5,000,000	5,094,605
Edison International,
2.950%, 03/15/2023	5,000,000	5,045,235
ENEL Finance International NV:
5.125%, 10/07/2019 (Acquired 09/30/2009, Cost $2,199,280) * f	2,209,000	2,432,597
6.800%, 09/15/2037 (Acquired 09/13/2007, Cost $1,691,506) * f	1,696,000	2,174,845
Exelon Corp.,
4.950%, 06/15/2035 (Acquired 06/08/2015, Cost $3,490,270) *	3,500,000	3,736,184
Exelon Generation Co. LLC,
6.200%, 10/01/2017	1,964,000	2,088,308
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (Acquired 05/09/2011, Cost $4,858,830) * f	4,909,000	5,338,395
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	547,000	667,070
2.000%, 01/27/2020	2,000,000	2,016,898
8.000%, 03/01/2032	2,834,000	4,047,808
NextEra Energy Capital Holdings, Inc.:
1.586%, 06/01/2017	5,375,000	5,379,445
Class D, 7.300%, 09/01/2067	2,455,000	2,288,797
PSEG Power LLC:
5.320%, 09/15/2016	2,877,000	2,929,198
5.125%, 04/15/2020	3,575,000	3,865,758
RGS I&M Funding Corp.,
Class F*, 9.820%, 06/07/2022	734,477	747,340
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $1,772,791) * f	1,785,000	1,903,324
		60,927,642	0.8%
Industrials
21st Century Fox America, Inc.,
6.150%, 03/01/2037	2,570,000	3,025,360
AbbVie, Inc.,
2.500%, 05/14/2020 @	9,500,000	9,671,684
Actavis Funding SCS,
3.850%, 06/15/2024 f	3,000,000	3,144,393
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	4,119,671

Agrium, Inc.,
3.375%, 03/15/2025 f	2,625,000	2,526,431
Altera Corp.,
4.100%, 11/15/2023	2,000,000	2,211,542
Ameritech Capital Funding Corp.:
9.100%, 06/01/2016	525,624	530,981
6.450%, 01/15/2018	2,668,000	2,873,332
Amgen, Inc.,
4.400%, 05/01/2045 @	5,300,000	5,409,572
Anadarko Finance Co.,
Class B, 7.500%, 05/01/2031 f	7,170,000	7,763,554
Anadarko Petroleum Corp.:
6.375%, 09/15/2017	5,355,000	5,611,906
8.700%, 03/15/2019	2,432,000	2,717,390
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 04/02/2009, Cost $1,785,000) * f	1,785,000	1,874,250
Anheuser-Busch InBev Finance, Inc.:
2.650%, 02/01/2021 @	6,300,000	6,473,798
3.300%, 02/01/2023 @	7,400,000	7,693,210
3.650%, 02/01/2026	9,000,000	9,464,517
Apple, Inc.,
2.400%, 05/03/2023	2,678,000	2,694,288
AT&T, Inc.:
3.400%, 05/15/2025	28,200,000	28,266,073
4.125%, 02/17/2026	5,000,000	5,280,355
4.750%, 05/15/2046	5,000,000	4,877,285
5.650%, 02/15/2047	4,200,000	4,635,603
Baxalta, Inc.,
2.875%, 06/23/2020 (Acquired 06/18/2015, Cost $4,998,400) *	5,000,000	4,991,395
Bayer US Finance LLC,
2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $9,954,200) *	10,000,000	10,307,220
Beam Suntory, Inc.,
1.875%, 05/15/2017	2,000,000	2,009,642
Becton Dickinson and Co.:
2.675%, 12/15/2019	4,600,000	4,712,682
3.250%, 11/12/2020	7,000,000	7,305,718
Boston Scientific Corp.:
2.650%, 10/01/2018 @	10,000,000	10,177,190
2.850%, 05/15/2020	7,000,000	7,109,186
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	6,933,000	8,053,387
3.500%, 11/24/2020 @	12,235,000	12,415,796
Bunge NA Finance LP,
5.900%, 04/01/2017	3,392,000	3,531,106
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	3,078,237
Canadian Natural Resources Ltd.:
5.700%, 05/15/2017 f	2,550,000	2,628,601
6.500%, 02/15/2037 f	982,000	919,030
Celgene Corp.:
3.550%, 08/15/2022	6,450,000	6,762,677
4.000%, 08/15/2023 @	2,477,000	2,630,487
CenturyLink, Inc.,
Class R, 5.150%, 06/15/2017	2,678,000	2,731,560
CF Industries, Inc.:
3.450%, 06/01/2023	16,000,000	15,476,160
5.150%, 03/15/2034	3,000,000	2,825,211
Charter Communications, Inc.,
6.384%, 10/23/2035 (Acquired 07/09/2015, Cost $5,800,000) *	5,800,000	6,402,962
Chevron Phillips Chemical Co. LLC,
1.366%, 05/01/2020 (Acquired 05/07/2015, Cost $25,000,000) *	25,000,000	24,206,750
Columbia Pipeline Group, Inc.,
3.300%, 06/01/2020 (Acquired 05/19/2015 through 06/11/2015, Cost $14,555,719) *	14,575,000	14,484,956
Comcast Corp.:
4.250%, 01/15/2033	5,712,000	6,083,223
6.950%, 08/15/2037	1,603,000	2,251,032
ConAgra Foods, Inc.:
0.994%, 07/21/2016	4,000,000	3,997,152
5.819%, 06/15/2017	1,506,000	1,581,496
1.900%, 01/25/2018	11,635,000	11,684,356
7.000%, 04/15/2019	826,000	937,858
4.950%, 08/15/2020	772,000	838,325
9.750%, 03/01/2021	4,548,000	5,833,578

ConocoPhillips Co.,
1.517%, 05/15/2022	8,425,000	7,731,479
Continental Airlines Pass Through Trust,
Class 974A, 6.900%, 01/02/2018	54,337	55,492
Cox Communications, Inc.:
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,991,350) *	5,000,000	4,823,150
4.800%, 02/01/2035 (Acquired 12/01/2014, Cost $8,996,760) *	9,000,000	7,872,336
8.375%, 03/01/2039 (Acquired 10/08/2014, Cost $2,858,522) *	2,000,000	2,282,574
Crane Co.,
2.750%, 12/15/2018	10,000,000	10,189,980
CVS Health Corp.,
3.500%, 07/20/2022	7,000,000	7,503,370
D.R. Horton, Inc.,
6.500%, 04/15/2016	893,000	893,000
DCP Midstream LLC,
9.750%, 03/15/2019 (Acquired 02/29/2012 through 10/15/2012, Cost $5,817,874) *	5,065,000	4,843,295
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 f	511,000	766,100
Dominion Gas Holdings LLC,
2.800%, 11/15/2020	7,275,000	7,428,095
El Paso Pipeline Partners Operating Co. LLC,
7.500%, 11/15/2040	4,017,000	4,158,185
Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	3,952,860
Energy Transfer Partners LP:
9.700%, 03/15/2019	893,000	987,436
4.050%, 03/15/2025	16,585,000	14,596,177
Ensco PLC,
5.200%, 03/15/2025 f	4,000,000	2,240,000
Enterprise Products Operating LLC,
3.700%, 02/15/2026 @	8,350,000	8,189,956
EQT Midstream Partners LP,
4.000%, 08/01/2024	3,000,000	2,604,897
Express Scripts Holding Co.:
2.650%, 02/15/2017	2,678,000	2,712,975
3.300%, 02/25/2021 @	2,350,000	2,408,790
4.750%, 11/15/2021	5,000,000	5,432,200
3.900%, 02/15/2022	10,000,000	10,426,280
3.500%, 06/15/2024	9,000,000	8,919,936
Exxon Mobil Corp.,
2.726%, 03/01/2023	6,175,000	6,280,234
Federal Express Corp. 1998 Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	1,354,375	1,438,401
FedEx Corp.,
3.200%, 02/01/2025	6,000,000	6,145,608
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	10,000,000	10,335,250
3.500%, 04/15/2023	23,125,000	23,077,201
3.875%, 06/05/2024	2,150,000	2,151,765
Fiserv, Inc.:
2.700%, 06/01/2020	10,000,000	10,170,800
4.625%, 10/01/2020	1,785,000	1,928,882
3.500%, 10/01/2022	5,410,000	5,679,640
FMC Corp.,
4.100%, 02/01/2024	3,000,000	3,119,577
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 f	5,000,000	4,840,170
4.375%, 05/10/2043 f	4,374,000	4,267,021
Ford Motor Credit Co. LLC:
2.145%, 01/09/2018 @	1,800,000	1,797,869
2.240%, 06/15/2018	6,250,000	6,257,950
2.375%, 03/12/2019	6,806,000	6,836,933
2.597%, 11/04/2019 @	10,000,000	10,036,210
3.200%, 01/15/2021	5,000,000	5,110,530
3.336%, 03/18/2021	7,500,000	7,717,830
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (Acquired 08/26/2014 through 04/24/2015, Cost $26,026,074) *	24,000,000	26,794,152
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.:
6.500%, 11/15/2020	3,221,000	2,576,800
6.625%, 05/01/2021	1,447,000	1,150,365
6.750%, 02/01/2022	2,649,000	2,039,730
General Electric Capital Corp.:
2.200%, 01/09/2020	1,432,000	1,474,041
5.550%, 05/04/2020	1,585,000	1,825,091
4.650%, 10/17/2021	1,534,000	1,750,044

General Motors Financial Co., Inc.,
4.200%, 03/01/2021	20,000,000	20,657,540
Georgia-Pacific LLC,
2.539%, 11/15/2019 (Acquired 11/03/2014 through 02/25/2016, Cost $19,114,129) *	19,125,000	19,203,604
Glencore Finance (Canada) Ltd.,
5.800%, 11/15/2016 (Acquired 12/06/2011, Cost $622,943) * @ f	616,000	623,639
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $4,440,774) *	4,463,000	4,083,645
4.125%, 05/30/2023 (Acquired 07/22/2013 through 04/20/2015, Cost $6,681,844) *	6,746,000	5,514,855
4.625%, 04/29/2024 (Acquired 04/22/2014 through 03/24/2016, Cost $11,420,590) *	12,620,000	10,480,910
4.000%, 04/16/2025 (Acquired 04/08/2015, Cost $4,411,285) * @	4,450,000	3,490,469
Grupo Bimbo SAB de CV,
4.500%, 01/25/2022 (Acquired 03/29/2016, Cost $9,262,750) * f	8,750,000	9,275,306
GTE Corp.,
8.750%, 11/01/2021	89,000	114,122
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,312,210
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Acquired 09/24/2015, Cost $5,039,695) * @	5,000,000	4,893,615
H. J. Heinz Co.:
2.800%, 07/02/2020 (Acquired 06/23/2015, Cost $3,990,920) * @	4,000,000	4,108,564
5.000%, 07/15/2035 (Acquired 11/16/2015 through 11/18/2015, Cost $15,189,031) *	14,740,000	16,256,319
Halliburton Co.,
3.800%, 11/15/2025	9,000,000	9,013,905
Harris Corp.:
2.700%, 04/27/2020	4,000,000	4,011,332
3.832%, 04/27/2025	5,000,000	5,149,505
Hess Corp.,
8.125%, 02/15/2019	4,376,000	4,807,894
Hewlett Packard Enterprise Co.:
3.600%, 10/15/2020 (Acquired 11/17/2015, Cost $10,039,611) *	10,000,000	10,398,410
4.400%, 10/15/2022 (Acquired 09/30/2015, Cost $15,120,003) * @	15,150,000	15,828,387
Hewlett-Packard Co.,
4.650%, 12/09/2021	6,645,000	7,032,709
Historic TW, Inc.,
9.150%, 02/01/2023	5,535,000	7,384,725
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (Acquired 09/24/2009 through 09/04/2013, Cost $1,241,907) * f	1,232,000	1,375,533
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 10/22/2009 through 04/16/2014, Cost $8,981,493) * f	8,288,000	9,618,340
Hutchison Whampoa International (09/19) Ltd.,
5.750%, 09/11/2019 (Acquired 04/27/2015, Cost $10,219,268) * f	9,150,000	10,254,469
Hutchison Whampoa International (14) Ltd.,
3.625%, 10/31/2024 (Acquired 10/28/2014, Cost $4,994,200) * f	5,000,000	5,193,955
Hyundai Capital Services, Inc.:
1.439%, 03/18/2017 (Acquired 03/11/2014, Cost $2,000,000) * f	2,000,000	1,999,920
3.500%, 09/13/2017 (Acquired 03/07/2012 through 08/21/2014, Cost $7,602,404) * f	7,458,000	7,630,466
2.625%, 09/29/2020 (Acquired 03/23/2015, Cost $5,142,172) * f	5,150,000	5,160,146
Ingersoll-Rand Luxembourg Finance SA,
2.625%, 05/01/2020 f	2,650,000	2,660,165
Johnson Controls, Inc.:
6.000%, 01/15/2036	1,168,000	1,287,468
4.950%, 07/02/2064	2,400,000	2,172,271
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	893,000	1,013,475
6.950%, 01/15/2038	2,008,000	2,008,612
6.500%, 09/01/2039	893,000	845,356
Kinder Morgan, Inc.,
5.000%, 02/15/2021 (Acquired 05/26/2015, Cost $4,417,126) *	4,155,000	4,240,057
Laboratory Corp. of America Holdings,
3.200%, 02/01/2022	2,400,000	2,433,007
Lafarge SA,
7.125%, 07/15/2036 f	893,000	1,079,869
Lockheed Martin Corp.:
3.100%, 01/15/2023	5,000,000	5,185,925
4.700%, 05/15/2046 @	1,000,000	1,118,131
Magellan Midstream Partners LP,
3.200%, 03/15/2025	5,000,000	4,789,925
Marathon Petroleum Corp.:
3.400%, 12/15/2020	10,825,000	10,647,264
3.625%, 09/15/2024 @	1,600,000	1,463,077
4.750%, 09/15/2044	1,500,000	1,200,387

Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	916,260
Masco Corp.,
6.125%, 10/03/2016	1,450,000	1,485,162
Medtronic, Inc.:
3.150%, 03/15/2022	3,975,000	4,215,937
4.375%, 03/15/2035	3,000,000	3,247,881
Microsoft Corp.,
4.450%, 11/03/2045 @	10,000,000	11,091,660
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (Acquired 10/23/2015 through 03/15/2016, Cost $22,798,861) *	23,093,000	23,040,094
Murphy Oil Corp.,
4.000%, 06/01/2022	4,463,000	3,534,093
Nabors Industries, Inc.,
6.150%, 02/15/2018	982,000	977,474
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	1,360,000	1,994,447
Newell Rubbermaid, Inc.,
3.850%, 04/01/2023	15,000,000	15,556,665
Nissan Motor Acceptance Corp.,
1.500%, 03/02/2018 (Acquired 02/24/2015, Cost $5,897,404) *	5,900,000	5,901,552
Noble Energy, Inc.,
8.250%, 03/01/2019	2,684,000	2,953,780
Noble Holding International Ltd.,
5.000%, 03/16/2018 @ f	4,000,000	3,715,520
ONEOK Partners LP:
6.150%, 10/01/2016	3,036,000	3,115,859
8.625%, 03/01/2019	7,627,000	8,297,596
3.375%, 10/01/2022	1,130,000	1,014,104
Oracle Corp.:
3.400%, 07/08/2024	3,000,000	3,191,340
2.950%, 05/15/2025	6,025,000	6,171,883
Pactiv LLC,
7.950%, 12/15/2025	286,000	263,120
Pentair Finance SA,
3.625%, 09/15/2020 f	26,620,000	26,827,423
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026 f	4,875,000	5,018,422
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 12/03/2014, Cost $15,554,513) * f	15,546,000	14,313,653
PetroLogistics LP / PetroLogistics Finance Corp.,
6.250%, 04/01/2020	7,041,000	7,252,230
Pfizer, Inc.,
5.800%, 08/12/2023	6,000,000	7,278,174
Phillips 66:
4.300%, 04/01/2022	10,000,000	10,646,680
4.875%, 11/15/2044	21,130,000	21,168,435
POSCO,
4.250%, 10/28/2020 (Acquired 12/18/2014, Cost $1,029,419) * f	975,000	1,042,343
QEP Resources, Inc.,
6.800%, 03/01/2020 @	893,000	831,606
Qualcomm, Inc.:
1.168%, 05/20/2020	7,450,000	7,252,560
2.250%, 05/20/2020 @	3,600,000	3,690,367
R.R. Donnelley & Sons Co.:
8.600%, 08/15/2016	2,231,000	2,275,187
6.125%, 01/15/2017	88,000	89,980
7.625%, 06/15/2020	893,000	899,698
Republic Services, Inc.:
5.500%, 09/15/2019	7,400,000	8,216,331
3.550%, 06/01/2022	3,000,000	3,166,971
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 f	446,000	450,460
Rio Tinto Finance (USA) Ltd.,
9.000%, 05/01/2019 f	4,909,000	5,809,021
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $1,783,411) *	1,785,000	1,686,825
SABMiller Holdings, Inc.,
1.306%, 08/01/2018 (Acquired 10/21/2014, Cost $10,033,212) *	10,000,000	9,952,800
Samarco Mineracao SA,
5.750%, 10/24/2023 (Acquired 10/22/2013, Cost $4,475,904) * f	4,463,000	2,677,800
Schlumberger Holdings Corp.,
2.350%, 12/21/2018 (Acquired 12/10/2015, Cost $9,998,800) *	10,000,000	10,065,600

Shell International Finance BV:
3.250%, 05/11/2025 @ f	5,725,000	5,779,021
4.125%, 05/11/2035 @ f	10,000,000	10,246,340
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007, Cost $1,322,945) * f	1,339,000	1,783,682
Solvay Finance America LLC,
3.400%, 12/03/2020 (Acquired 01/08/2016, Cost $15,076,513) *	15,088,000	15,338,642
Southern Natural Gas Company LLC,
5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $1,247,925) *	1,250,000	1,289,167
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	6,210,932
Sprint Capital Corp.:
6.900%, 05/01/2019	2,499,000	2,167,882
8.750%, 03/15/2032	320,000	250,400
Stryker Corp.,
2.625%, 03/15/2021	6,225,000	6,347,813
Sysco Corp.,
3.300%, 07/15/2026	11,550,000	11,715,223
Talisman Energy, Inc.,
7.750%, 06/01/2019 f	1,071,000	1,106,634
TC PipeLines LP,
4.375%, 03/13/2025	9,000,000	7,809,057
Telecom Italia Capital:
7.175%, 06/18/2019 f	1,785,000	2,008,125
7.200%, 07/18/2036 f	5,475,000	5,584,500
Telefonica Emisiones SAU:
6.421%, 06/20/2016 f	1,930,000	1,950,693
6.221%, 07/03/2017 f	4,530,000	4,782,466
5.462%, 02/16/2021 f	8,830,000	10,031,366
The Dow Chemical Co.,
8.550%, 05/15/2019	8,000,000	9,516,064
The JM Smucker Co.,
3.500%, 03/15/2025 @	5,000,000	5,212,135
The Mosaic Co.,
5.450%, 11/15/2033	2,000,000	2,056,270
The Williams Companies, Inc.,
4.550%, 06/24/2024	5,000,000	3,800,000
Thermo Fisher Scientific, Inc.:
1.850%, 01/15/2018	4,925,000	4,952,329
2.150%, 12/14/2018	4,000,000	4,022,048
Time Warner Cable, Inc.:
6.550%, 05/01/2037	893,000	978,582
6.750%, 06/15/2039 @	2,767,000	3,114,361
Time Warner, Inc.:
3.600%, 07/15/2025	2,200,000	2,258,186
3.875%, 01/15/2026	7,000,000	7,340,942
7.625%, 04/15/2031	5,207,000	6,646,454
7.700%, 05/01/2032	8,418,000	10,807,449
Timken Co.,
3.875%, 09/01/2024	2,000,000	1,963,178
TransCanada PipeLines Ltd.,
4.875%, 01/15/2026 f	12,000,000	12,674,976
Transocean, Inc.,
6.500%, 11/15/2020 @ f	4,000,000	2,800,000
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 12/03/2013 through 04/29/2015, Cost $9,777,249) * f	9,865,000	9,808,769
TTX Co.:
3.600%, 01/15/2025 (Acquired 11/13/2014, Cost $4,999,250) *	5,000,000	5,085,500
3.900%, 02/01/2045 (Acquired 01/26/2015 through 04/29/2015, Cost $10,151,754) *	10,250,000	9,605,060
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	6,248,000	6,675,626
Union Pacific Corp.,
3.375%, 02/01/2035	3,000,000	2,890,008
US Airways Pass Through Trust,
Class 981A, 6.850%, 01/30/2018	162,130	167,399
Vale Overseas Ltd.:
8.250%, 01/17/2034 @ f	8,526,000	7,843,920
6.875%, 11/21/2036 f	1,483,000	1,171,125
6.875%, 11/10/2039 f	2,893,000	2,267,389
Valero Energy Corp.:
9.375%, 03/15/2019	15,578,000	18,575,643
6.625%, 06/15/2037	2,100,000	2,277,797

Verizon Communications, Inc.:
4.150%, 03/15/2024	3,000,000	3,261,783
6.400%, 09/15/2033	29,640,000	36,457,170
4.272%, 01/15/2036 @	8,148,000	8,107,195
Viacom, Inc.,
2.500%, 09/01/2018	7,628,000	7,682,174
Visa, Inc.,
4.150%, 12/14/2035	4,625,000	4,970,076
Vulcan Materials Co.:
7.000%, 06/15/2018	1,785,000	1,959,038
7.150%, 11/30/2037	446,000	495,060
Wabtec Corp.,
4.375%, 08/15/2023	2,678,000	2,846,762
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,572,734
3.800%, 11/18/2024	5,934,000	6,106,104
Weatherford International Ltd.,
9.625%, 03/01/2019 f	3,120,000	3,112,200
Western Gas Partners LP,
5.375%, 06/01/2021	8,701,000	8,419,340
Westvaco Corp.:
9.750%, 06/15/2020	143,000	177,334
8.200%, 01/15/2030	4,463,000	5,749,005
Williams Partners LP,
6.300%, 04/15/2040	2,767,000	2,284,856
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Acquired 02/26/2015 through 04/14/2015, Cost $12,292,106) * f	12,300,000	11,426,134
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,640,923
Zoetis, Inc.:
3.450%, 11/13/2020	4,100,000	4,212,086
3.250%, 02/01/2023	29,200,000	28,875,413
		1,474,237,841	19.0%
Total Corporate Bonds		3,121,101,621	40.3%

Other Government Related Securities
CNOOC Finance 2015 Australia Pty Ltd.,
2.625%, 05/05/2020 f	14,500,000	14,512,368
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	2,028,108
Comision Federal de Electricidad,
4.875%, 01/15/2024 (Acquired 10/17/2013, Cost $2,662,655) * f	2,678,000	2,751,645
Corp Andina de Fomento,
4.375%, 06/15/2022 f	6,107,000	6,709,517
Export-Import Bank of Korea:
4.000%, 01/11/2017 f	1,400,000	1,428,175
2.250%, 01/21/2020 @ f	11,000,000	11,091,564
Industrial Bank of Korea,
2.000%, 04/23/2020 (Acquired 04/16/2015, Cost $6,972,210) * f	7,000,000	6,986,490
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	1,932,000	2,496,955
Korea Gas Corp.,
4.250%, 11/02/2020 (Acquired 10/26/2010, Cost $2,309,418) * f	2,321,000	2,551,011
Nexen Energy ULC:
6.400%, 05/15/2037 f	3,392,000	3,849,303
7.500%, 07/30/2039 f	4,175,000	5,393,766
Pemex Finance Ltd.,
10.610%, 08/15/2017 f	1,004,250	1,067,665
Petrobras Global Finance BV:
3.002%, 03/17/2017 f	3,000,000	2,895,300
4.375%, 05/20/2023 f	1,785,000	1,302,515
Petrobras International Finance Company SA:
3.500%, 02/06/2017 @ f	4,463,000	4,392,484
5.750%, 01/20/2020 f	893,000	775,794
Petroleos Mexicanos:
5.750%, 03/01/2018 f	2,499,000	2,630,197
8.000%, 05/03/2019 f	1,500,000	1,670,925
5.500%, 01/21/2021 f	5,600,000	5,810,000
4.875%, 01/24/2022 @ f	4,000,000	3,970,000
4.500%, 01/23/2026 f	2,500,000	2,328,750
6.625%, 06/15/2035	893,000	857,280
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,600,703
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $14,936,400) * f	15,000,000	15,062,505
3.250%, 04/28/2025 (Acquired 04/21/2015, Cost $9,902,200) * f	10,000,000	9,923,860

The Korea Development Bank:
1.246%, 01/22/2017 f	2,000,000	2,000,028
2.250%, 05/18/2020 f	2,000,000	2,023,984
		118,110,892	1.5%
Taxable Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,254,323
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	8,066,471
California School Finance Authority,
5.041%, 07/01/2020	2,230,000	2,464,462
City of Berwyn IL,
5.790%, 12/01/2022	10,000,000	11,140,300
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,265,000	7,805,371
County of Contra Costa CA,
5.140%, 06/01/2017	5,335,000	5,515,216
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	898,303
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,457,752
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	4,440,000	4,727,179
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 05/02/2016)	4,610,000	4,633,004
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	21,480,000	22,165,857
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	915,000	946,375
3.750%, 07/01/2034 (Callable 07/01/2023)	2,045,000	2,135,491
4.000%, 07/01/2036 (Callable 07/01/2025)	10,560,000	11,276,391
New Jersey Economic Development Authority:
3.375%, 06/15/2017	9,000,000	9,060,120
2.421%, 06/15/2018	7,000,000	6,977,740
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	4,225,000	4,364,467
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	5,675,000	7,178,648
State Public School Building Authority,
5.000%, 09/15/2027	4,458,000	4,742,911
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,521,161
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,140,643
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,719,654
		130,191,839	1.7%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	348,556	351,236
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2020	82,039	86,245
3.500%, 11/01/2025	5,511,918	5,830,311
2.500%, 04/01/2028	4,699,630	4,842,380
6.500%, 06/01/2029	232,619	274,062
3.500%, 05/01/2032	14,089,180	14,889,390
5.000%, 08/01/2033	9,552,730	10,660,771
5.000%, 09/01/2035	19,273,824	21,351,989
5.500%, 01/01/2036	397,803	446,816
5.000%, 03/01/2036	9,039,675	10,004,616
6.000%, 12/01/2036	305,706	349,698
5.000%, 03/01/2038	0	0
5.500%, 05/01/2038	1,229,884	1,375,977
5.500%, 01/01/2039	20,989,256	23,678,510
4.500%, 11/01/2039	7,415,841	8,072,516
4.500%, 11/01/2039	9,298,342	10,119,443
5.000%, 03/01/2040	1,963,455	2,166,228
4.500%, 08/01/2040	1,636,634	1,783,386
4.500%, 09/01/2040	5,891,652	6,419,314

4.000%, 01/01/2041	27,725,981	29,651,921
4.500%, 03/01/2041	4,370,360	4,762,598
3.500%, 10/01/2041	16,052,834	16,832,079
4.000%, 03/01/2042	13,151,016	14,079,542
3.500%, 06/01/2042	8,184,312	8,576,879
3.500%, 07/01/2042	21,066,442	22,076,931
3.000%, 08/01/2042	26,023,257	26,689,885
3.000%, 10/01/2042	9,740,885	9,990,425
3.000%, 11/01/2042	55,530,994	57,035,850
3.000%, 01/01/2043	20,598,950	21,113,807
3.000%, 02/01/2043	5,295,970	5,431,611
3.000%, 04/01/2043	13,068,143	13,401,510
3.000%, 04/01/2043	8,714,575	8,950,699
3.500%, 05/01/2043	22,691,586	23,795,390
3.000%, 06/01/2043	27,372,888	28,068,362
3.000%, 08/01/2043	8,398,072	8,610,581
4.000%, 03/01/2044	12,539,129	13,389,702
3.500%, 05/01/2044	38,790,038	40,884,644
4.000%, 07/01/2044	10,752,125	11,480,991
3.500%, 10/01/2044	19,392,700	20,315,739
4.000%, 10/01/2044	20,936,736	22,483,606
3.500%, 06/01/2045	3,950,134	4,159,918
3.500%, 01/01/2046	53,793,830	56,537,971
Federal Home Loan Mortgage Corp. (FHLMC):
Series 206, Class E, –%, 07/15/2019	8,035	7,980
Series 141, Class D, 5.000%, 05/15/2021	11,394	11,791
Series 1074, Class I, 6.750%, 05/15/2021	11,518	12,210
Series 1081, Class K, 7.000%, 05/15/2021	66,501	72,388
Series 163, Class F, 6.000%, 07/15/2021	10,414	11,134
Series 188, Class H, 7.000%, 09/15/2021	28,585	30,581
Series 1286, Class A, 6.000%, 05/15/2022	8,312	8,844
Federal National Mortgage Association (FNMA):
Series 1989-37, Class G, 8.000%, 07/25/2019	51,688	55,201
Series 1989-94, Class G, 7.500%, 12/25/2019	20,996	22,381
4.500%, 01/01/2020	26,097,353	27,028,376
Series 1990-58, Class J, 7.000%, 05/25/2020	2,466	2,669
Series 1990-76, Class G, 7.000%, 07/25/2020	22,477	23,962
Series 1990-105, Class J, 6.500%, 09/25/2020	13,100	13,880
Series 1990-108, Class G, 7.000%, 09/25/2020	4,441	4,770
Series 1991-1, Class G, 7.000%, 01/25/2021	5,093	5,462
Series 1991-86, Class Z, 6.500%, 07/25/2021	11,708	12,523
5.000%, 11/01/2021	1,504,162	1,571,179
Series 1993-58, Class H, 5.500%, 04/25/2023	135,401	146,238
3.000%, 04/01/2027	9,061,671	9,488,535
2.500%, 12/01/2027	14,810,719	15,275,239
5.000%, 05/01/2028	370,282	409,267
Series 1998-66, Class C, 6.000%, 12/25/2028	88,730	98,103
4.500%, 08/01/2029	2,838,388	3,086,384
4.500%, 09/01/2029	3,218,593	3,499,809
2.500%, 05/01/2030	23,248,744	23,920,768
3.000%, 12/01/2030	35,792,253	37,530,665
3.000%, 12/01/2030	21,740,228	22,793,957
3.500%, 01/01/2032	21,500,274	22,754,814
6.000%, 03/01/2033	79,641	92,170
4.500%, 10/01/2033	33,546,121	36,776,893
5.000%, 10/01/2033	34,901,167	38,788,283
5.000%, 11/01/2033	92,227	102,495
4.000%, 01/01/2034	13,062,184	14,087,955
5.500%, 04/01/2034	1,557,650	1,762,826
4.000%, 06/01/2034	17,296,485	18,648,438
4.000%, 09/01/2034	20,142,669	21,722,008
5.500%, 09/01/2034	306,005	346,582
6.000%, 11/01/2034	81,225	93,587
5.500%, 02/01/2035	1,064,389	1,205,324
5.000%, 07/01/2035	9,004,311	9,998,470
5.000%, 10/01/2035	4,747,835	5,262,753
5.000%, 11/01/2035	1,798,288	1,990,051
5.500%, 11/01/2036	455,564	512,030
5.500%, 04/01/2037	2,545,962	2,881,092
5.000%, 06/01/2039	21,137,697	23,408,335
4.500%, 11/01/2039	443,872	484,086
4.000%, 08/01/2040	3,117,725	3,340,613
3.500%, 12/01/2040	16,483,534	17,318,323

4.000%, 12/01/2040	16,572,089	17,756,184
3.500%, 02/01/2041	25,392,509	26,678,573
4.000%, 02/01/2041	23,127,916	24,781,333
3.500%, 03/01/2041	37,693,875	39,603,088
4.500%, 05/01/2041	15,614,260	17,044,359
4.000%, 06/01/2041	31,665,693	33,882,916
4.500%, 07/01/2041	18,587,951	20,280,495
4.000%, 09/01/2041	4,887,005	5,236,816
4.000%, 10/01/2041	11,417,711	12,231,335
3.500%, 11/01/2041	15,797,510	16,598,222
3.500%, 12/01/2041	34,865,824	36,636,582
4.000%, 12/01/2041	17,038,562	18,258,947
4.000%, 01/01/2042	22,731,826	24,338,170
4.500%, 01/01/2042	22,659,621	24,715,018
3.000%, 05/01/2042	7,891,858	8,113,176
3.500%, 08/01/2042	14,085,620	14,800,554
4.000%, 08/01/2042	31,088,304	33,404,008
3.000%, 05/01/2043	31,600,789	32,485,787
3.000%, 06/01/2043	13,288,798	13,660,611
3.000%, 08/01/2043	7,969,893	8,192,068
4.500%, 09/01/2043	25,056,649	27,330,622
4.000%, 01/01/2045	17,009,056	18,221,975
3.500%, 04/01/2045	50,100,672	52,738,105
4.000%, 10/01/2045	13,017,295	13,950,306
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	72,352	83,350
5.000%, 07/20/2040	3,947,886	4,367,330
4.000%, 06/20/2042	18,934,258	20,359,326
3.500%, 09/20/2042	6,745,353	7,148,423
3.000%, 04/20/2045	52,923,575	54,894,581
3.500%, 04/20/2045	55,682,319	58,922,688
4.000%, 08/20/2045	30,226,327	32,340,118
		1,676,800,019	21.7%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	227,636	228,243
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	1,115,023	1,090,134
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	247,253	268,168
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	908,984	728,342
Banc of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	41,277	41,613
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	89,493	89,885
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	83,524	84,692
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	118,231	119,964
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	698,802	695,095
Series 2007-1, Class 1A1, 5.839%, 04/25/2022	728,021	716,001
Series 2004-7, Class 1A1, 6.000%, 08/25/2034	26,969,126	28,222,686
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 §	113,907	103,273
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	285,528	256,559
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	635,310	515,432
Bank of America Alternative Loan Trust:
Series 2003-5, Class 2A1, 5.000%, 07/25/2018	556,547	557,850
Series 2004-7, Class 4A1, 5.000%, 08/25/2019	1,502,085	1,521,041
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	330,583	333,507
Series 2003-11, Class 2A1, 6.000%, 01/25/2034	425,735	436,420
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 §	170,998	154,814
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 1.033%, 06/25/2034	3,580,174	3,385,258
Series 2005-4, Class 1A1, 0.873%, 04/25/2035	9,738,896	9,260,969
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	699,583	693,642
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 2.671%, 09/25/2036 §	2,410,326	2,131,698
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	192,409	186,509
Countrywide Alternative Loan Trust:
Series 2006-J5, Class 3A1, 4.833%, 07/25/2021	208,973	206,004
Series 2002-11, Class A4, 6.250%, 10/25/2032	29,969	30,167
Series 2003-20CB, Class 1A1, 5.500%, 10/25/2033	4,456,932	4,482,378
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 2.736%, 11/25/2033	14,210,392	14,208,952
First Horizon Alternative Mortgage Securities Trust:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	129,681	130,532

Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	213,033	212,168
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	778,933	664,255
GSAA Home Equity Trust,
Series 2004-6, Class A1, 1.233%, 06/25/2034	3,086,607	2,955,802
Impac CMB Trust:
Series 2004-4, Class 2A2, 5.026%, 09/25/2034	125,200	120,437
Series 2004-5, Class 1A2, 1.133%, 10/25/2034	8,249,001	7,874,379
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 2.760%, 03/25/2036 §	459,079	378,346
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 2.502%, 07/25/2035	2,319,862	2,273,054
Series 2007-A1, Class 5A2, 2.824%, 07/25/2035	5,904,455	5,951,783
Series 2007-A1, Class 5A5, 2.824%, 07/25/2035	8,940,301	9,024,786
Series 2006-A7, Class 2A4R, 2.781%, 01/25/2037 §	1,190,884	1,041,344
Series 2006-A7, Class 2A2, 2.781%, 01/25/2037 §	278,736	245,145
Series 2007-A2, Class 2A3, 2.797%, 04/25/2037	3,159,873	2,750,260
MASTR Alternative Loan Trust:
Series 2004-2, Class 6A1, 5.250%, 12/25/2018	1,846,558	1,884,944
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	274,577	275,938
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	15,255	15,392
Series 2004-4, Class 4A1, 5.000%, 04/25/2019	234,541	236,626
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	359,777	376,352
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 2.045%, 12/25/2029	10,924,164	10,890,771
Series 2005-A10, Class A, 0.643%, 02/25/2036	26,247,691	23,683,179
MortgageIT Trust:
Series 2005-2, Class 1A1, 0.693%, 05/25/2035	3,551,658	3,346,217
Series 2005-3, Class A1, 0.733%, 08/25/2035	7,817,687	7,145,633
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	106,735	106,632
RFMSI Series Trust,
Series 2003-S11, Class A2, 4.000%, 06/25/2018	4,355	4,319
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	262,551	265,864
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-12, Class 3A1, 2.795%, 09/25/2034	8,510,010	8,376,672
Series 2004-16, Class 1A2, 2.658%, 11/25/2034	12,561,727	12,513,137
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	153,736	160,004
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.373%, 10/25/2043	27,556,294	27,533,014
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	284,905	288,413
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	515,669	523,361
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	45,811	46,547
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	168,664	174,918
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	125,820	128,219
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	10,041,142	10,591,423
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	5,939,205	6,400,118
Series 2004-AR14, Class A1, 2.582%, 01/25/2035	12,573,307	12,532,916
Wells Fargo Mortgage Backed Securities,
Series 2005-AR10, Class 2A17, 2.794%, 06/25/2035	27,927,687	28,202,895
		260,075,091	3.4%
Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2005-4, Class A1, 0.673%, 12/25/2035	12,986,813	12,742,540
Series 2006-1, Class A3, 0.616%, 04/25/2036	4,923,062	4,894,321
Series 2006-2, Class A3, 0.583%, 09/25/2036	13,688,345	13,508,267
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1B1, 0.623%, 02/25/2036	5,907,997	5,817,960
Argent Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.773%, 11/25/2035	6,712,901	6,487,912
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A3, 0.633%, 01/25/2036	15,114,237	14,696,395
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	101,617	106,150
Bayview Financial Mortgage Pass-Through Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	2,153,079	1,791,847
Capital Auto Receivables Asset Trust:
Series 2013-4, Class A3, 1.090%, 03/20/2018	24,277,164	24,261,634
Series 2014-1, Class A3, 1.320%, 06/20/2018	11,293,151	11,300,865
Chase Issuance Trust,
Series 2014-A1, Class A1, 1.150%, 01/15/2019	21,225,000	21,261,354

Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	4,166,000	5,714,149
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class A2D, 0.793%, 10/25/2035	9,035,984	8,911,291
Conseco Financial Corp.:
Series 1993-3, Class A7, 6.400%, 10/15/2018	35,413	35,407
Series 1993-4, Class A5, 7.050%, 01/15/2019	13,113	13,357
Series 1998-2, Class A5, 6.240%, 12/01/2028	470,144	491,412
Series 1998-3, Class A5, 6.220%, 03/01/2030	514,662	541,949
Series 1998-4, Class A5, 6.180%, 04/01/2030	2,886,810	3,046,660
Series 1998-7, Class A1, 6.320%, 07/01/2030	24,280,467	25,711,599
Contimortgage Home Equity Loan Trust,
Series 1997-2, Class A9, 7.090%, 04/15/2028	1	2
Countrywide Asset-Backed Certificates:
Series 2004-S1, Class A3, 5.115%, 02/25/2035	745,610	757,579
Series 2004-15, Class AF6, 4.613%, 04/25/2035	764,215	767,723
Series 2005-1, Class AF6, 5.030%, 07/25/2035	1,508,317	1,532,524
Series 2005-10, Class AF6, 4.599%, 02/25/2036	1,043,506	1,061,352
Series 2005-11, Class AF3, 4.778%, 02/25/2036	4,783,204	4,874,105
Series 2005-13, Class AF3, 4.839%, 04/25/2036 §	2,458,319	2,182,411
Series 2005-17, Class 1AF5, 4.720%, 05/25/2036 §	522,693	731,340
Series 2005-17, Class 1AF2, 4.720%, 05/25/2036 §	20,290	117,339
Series 2006-10, Class 1AF3, 4.816%, 09/25/2046 §	1,105,325	994,583
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.131%, 12/25/2035	217,108	214,441
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036	337,331	331,980
Deutsche Mortgage Securities Inc Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.000%, 04/25/2034	20,129	20,417
First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class A4, 0.733%, 01/25/2036	4,020,615	3,888,727
Ford Credit Auto Owner Trust:
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 02/20/2015 through 03/23/2016, Cost $27,218,774) *	27,030,000	27,274,303
Series 2015-1, Class A, 2.120%, 07/15/2026 (Acquired 03/14/2016, Cost $7,292,953) *	7,325,000	7,331,933
Series 2016-1, Class A, 2.310%, 08/15/2027 (Acquired 02/23/2016 through 03/29/2016, Cost $24,568,328) *	24,575,000	24,586,830
GE Capital Mortgage Services Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	1,155	1,160
GE Mortgage Services LLC,
Series 1997-HE4, Class A7, 6.735%, 12/25/2028 §	66	46
GMACM Mortgage Loan Trust,
Series 2004-GH1, Class A6, 4.810%, 07/25/2035	6,451	6,428
GSAMP Trust:
Series 2005-WMC2, Class A1B, 0.743%, 11/25/2035	14,448,927	13,962,382
Series 2005-WMC2, Class A2C, 0.783%, 11/25/2035	13,810,496	13,268,120
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	2,732	2,725
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 0.563%, 07/25/2036	7,259,543	6,948,283
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $13,997,428) *	14,000,000	14,002,401
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.633%, 01/25/2036	4,507,146	4,336,904
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 0.733%, 01/25/2036	13,000,000	12,454,168
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.603%, 09/25/2036	117,200	117,191
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	32,634	33,634
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 11/16/2015 through 01/29/2016, Cost $29,564,059) *	29,657,000	29,541,258
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WCW1, 0.883%, 05/25/2035	10,347,659	10,267,337
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	12,434	12,582
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	159,531	159,908
Series 2003-RS10, Class AI7, 4.850%, 11/25/2033	3,533	3,547
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	80,118	80,959
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	283,835	283,492
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	16,562	16,060
Series 2004-KS2, Class AI6, 4.300%, 03/25/2034	34,194	34,537
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,580,774	1,214,839

Republic Services, Inc.,
Series 2006-KS4, Class A4, 0.673%, 06/25/2036	23,718,006	22,954,293
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.758%, 10/25/2035 (Acquired 03/13/2014, Cost $1,902,718) *	1,926,194	1,903,247
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 1.103%, 10/25/2035	3,080,634	2,991,546
Series 2006-BC1, Class A2D, 0.733%, 12/25/2036	4,436,698	4,296,288
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 02/10/2015 through 09/03/2015, Cost $17,392,430) *	17,371,352	17,324,514
Structured Asset Securities Corp.,
Series 2005-WF1, Class A3, 1.093%, 02/25/2035	16,465,865	15,953,044
Synchrony Credit Card Master Note Trust:
Series 2012-3, Class A, 0.886%, 03/15/2020	43,815,000	43,793,268
Series 2015-2, Class A, 1.600%, 04/15/2021	8,625,000	8,637,269
Series 2015-1, Class A, 2.370%, 03/15/2023	12,841,000	13,058,537
TCF Auto Receivables Owner Trust:
Series 2015-1A, Class A2, 1.020%, 08/15/2018 (Acquired 06/03/2015 through 02/29/2016, Cost $16,415,194) *	16,416,756	16,381,496
Series 2015-2A, Class A2, 1.640%, 01/15/2019 (Acquired 11/18/2015, Cost $21,499,925) *	21,500,000	21,502,337
		513,546,458	6.6%
Commercial Mortgage-Backed Securities
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	11,025,000	11,843,122
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	7,813,462	8,305,946
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	11,900,000	13,077,096
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	19,660,536	20,674,809
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	13,875,000	15,189,205
Federal National Mortgage Association (FNMA):
Series K-714, 2.075%, 10/25/2020	6,840,000	7,252,416
Series 2011-M4, Class A2, 3.726%, 06/25/2021	20,000,000	21,728,352
FHLMC Multifamily Structured Pass Through Certificates,
Series K003, Class A4, 5.053%, 01/25/2019	13,175,000	14,404,473
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	23,297,320	23,735,412
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class A5, 2.840%, 12/15/2047	8,625,059	8,877,923
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	9,965,000	10,097,661
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	11,802,913	12,167,385
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	10,000,000	10,241,894
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class A3, 3.928%, 01/15/2047	8,450,000	9,226,167
Series 2014-C25, Class ASB, 3.407%, 11/15/2047	7,138,000	7,533,335
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	27,615,000	28,873,228
Series 2012-C6, Class A4, 2.858%, 11/15/2045	23,670,945	24,314,399
Series 2013-C11, Class A3, 3.960%, 08/15/2046	12,100,000	13,159,128
Series 2013-C12, Class A3, 3.973%, 10/15/2046	22,850,000	24,887,715
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A3, 3.986%, 07/15/2046	9,300,000	10,189,711
Series 2015-SG1, Class ASB, 3.556%, 12/15/2047	15,000,000	15,901,484
Series 2015-C27, Class ASB, 3.278%, 02/15/2048	18,000,000	18,693,313
Series 2015-P2, Class A3, 3.541%, 12/15/2048	31,100,000	32,746,123
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	22,864,220	24,259,806
Series 2013-C18, Class A4, 3.896%, 12/15/2046	11,800,000	12,840,099
Series 2014-C21, Class A5, 3.678%, 08/15/2047	11,254,000	12,021,310
Series 2014-C24, Class A4, 3.343%, 11/15/2047	10,330,000	10,762,917
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	6,920,000	7,396,642
		430,401,071	5.6%
Total Long-Term Investments (Cost $7,548,757,961)		7,630,625,602	98.6%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.39% «	169,692,441	169,692,441
Short-Term Investments Trust - Liquid Assets Portfolio, 0.46% «	150,000,000	150,000,000
Total Short-Term Investments (Cost $319,692,441)		319,692,441	4.1%

INVESTMENT PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING

Investment Company
Mount Vernon Securities Lending Trust Prime Portfolio, 0.54% «	139,020,773	139,020,773
Total Investment Company (Cost $139,020,773)		139,020,773	1.8%
Total Investment Purchased With Cash Proceeds From
Securities Lending (Cost $$139,020,773)		139,020,773	1.8%
Total Investments (Cost $8,007,471,175)		8,089,338,816	104.5%
Liabilities in Excess of Other Assets		(347,277,218)	(4.5)%
TOTAL NET ASSETS		$7,742,061,598	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction;
resale to the public may require registration or or may extend only to qualified institutional buyers.  At March 31, 2016, the value of these securities total
$1,101,204,691, which represents 14.22% of total net assets.

@	This security or portion of this security is out on loan at March 31, 2016.
f	Foreign Security
§	Security in Default
«	7-Day Yield

Baird Aggregate Bond Fund
Schedule of Investments, March 31, 2016 (Unaudited)
Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$1,380,398,611	$-	$1,380,398,611
Corporate Bonds	-	3,121,101,621	-	3,121,101,621
Other Government Related Securities	-	118,110,892	-	118,110,892
Taxable Municipal Bonds	-	130,191,839	-	130,191,839
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	1,676,800,019	-	1,676,800,019
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	260,075,091	-	260,075,091
Asset Backed Securities	-	513,546,458	-	513,546,458
Commercial Mortgage-Backed Securities	-	430,401,071	-	430,401,071
Total Long-Term Investments	-	7,630,625,602	-	7,630,625,602

Short-Term Investments
Money Market Mutual Funds	319,692,441	-	-	319,692,441
Total Short-Term Investments	319,692,441	-	-	319,692,441

Investment Purchased with Cash
Proceeds from Securities Lending
Investment Company	139,020,773	-	-	139,020,773
Total Investment Purchased with
Cash Proceeds from Securities Lending	139,020,773	-	-	139,020,773

Total Investments	$458,713,214	$7,630,625,602	$-	$8,089,338,816

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.  See the Fund's valuation policy in Note 2a to the financial statements.

Baird Core Plus Bond Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$37,100,000	$39,424,538
1.750%, 03/31/2022	367,275,000	373,831,593
2.500%, 05/15/2024	58,675,000	62,397,225
3.500%, 02/15/2039	380,270,000	452,506,469
2.875%, 05/15/2043	196,250,000	206,790,784
2.500%, 02/15/2045	36,550,000	35,639,101
		1,170,589,710	11.4%
Corporate Bonds
Finance
Abbey National Treasury Services PLC/United Kingdom,
4.000%, 03/13/2024 f	7,700,000	8,191,760
ABN AMRO Bank NV:
4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $4,995,100) * f	5,000,000	5,104,050
2.500%, 10/30/2018 (Acquired 10/23/2013 through 10/24/2014, Cost $6,802,296) * f	6,750,000	6,842,299
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $12,771,840) * @ f	12,800,000	12,880,986
4.750%, 07/28/2025 (Acquired 07/21/2015, Cost $9,973,200) * f	10,000,000	10,072,380
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $8,988,570) * f	9,000,000	9,055,512
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (Acquired 11/10/2011, Cost $2,121,984) *	2,000,000	2,482,784
Ally Financial, Inc.:
5.500%, 02/15/2017 @	7,275,000	7,408,278
3.600%, 05/21/2018 @	7,000,000	6,938,750
3.250%, 11/05/2018 @	8,000,000	7,868,000
8.000%, 12/31/2018	1,206,000	1,302,480
3.750%, 11/18/2019	18,200,000	18,018,000
5.125%, 09/30/2024 @	3,000,000	3,067,500
American Express Credit Corp.,
1.108%, 08/15/2019	7,450,000	7,301,164
American International Group, Inc.:
6.400%, 12/15/2020	3,500,000	4,067,098
3.300%, 03/01/2021	13,500,000	13,802,225
4.875%, 06/01/2022	10,625,000	11,683,664
3.750%, 07/10/2025	11,400,000	11,386,411
3.875%, 01/15/2035	5,000,000	4,466,360
6.820%, 11/15/2037	4,173,000	5,204,077
AmSouth Bancorporation,
6.750%, 11/01/2025	710,000	833,009
ANZ New Zealand (Int'l) Ltd.:
1.750%, 03/29/2018 (Acquired 03/24/2015, Cost $6,149,262) * f	6,150,000	6,150,535
2.750%, 02/03/2021 (Acquired 01/27/2016, Cost $9,989,300) * @ f	10,000,000	10,153,140
Aon PLC,
3.875%, 12/15/2025 f	11,800,000	12,030,194
Australia & New Zealand Banking Group Ltd./New York NY,
3.700%, 11/16/2025 @ f	7,875,000	8,384,993
Australia and New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $8,987,760) * @ f	9,000,000	9,115,200
Banco Santander (Brasil) SA,
4.625%, 02/13/2017 (Acquired 02/06/2012, Cost $994,140) * f	1,000,000	1,016,000
Bank of America Corp.:
6.875%, 04/25/2018	1,250,000	1,372,526
7.625%, 06/01/2019	7,735,000	9,001,807
2.625%, 10/19/2020 @	4,500,000	4,531,356
3.300%, 01/11/2023	9,450,000	9,529,399
7.750%, 05/14/2038	725,000	990,418
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	2,310,000	1,979,453
Barclays PLC:
2.750%, 11/08/2019 f	7,000,000	6,952,470
3.250%, 01/12/2021 @ f	20,000,000	19,914,300
3.650%, 03/16/2025 f	8,000,000	7,501,256
BB&T Corp.:
2.450%, 01/15/2020	15,000,000	15,260,115
2.625%, 06/29/2020	13,000,000	13,279,214
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,787,749
BNP Paribas SA:
1.080%, 05/07/2017 f	6,500,000	6,486,525
2.375%, 09/14/2017 f	3,000,000	3,036,990
5.000%, 01/15/2021 @ f	5,000,000	5,587,325
3.250%, 03/03/2023 f	4,000,000	4,121,832

BNZ International Funding Ltd.:
2.350%, 03/04/2019 (Acquired 09/03/2014 through 11/03/2014, Cost $13,752,200) * f	13,775,000	13,850,060
2.750%, 03/02/2021 (Acquired 02/23/2016, Cost $18,736,875) * f	18,750,000	18,925,125
BOKF NA,
1.307%, 05/15/2017	3,000,000	2,942,112
BPCE:
2.500%, 12/10/2018 f	5,500,000	5,597,795
2.250%, 01/27/2020 @ f	4,000,000	4,002,784
5.700%, 10/22/2023 (Acquired 10/15/2013 through 11/10/2014, Cost $29,926,192) * f	28,500,000	30,187,571
Caisse Centrale Desjardins:
1.550%, 09/12/2017 (Acquired 07/07/2015, Cost $6,007,274) * f	6,000,000	5,978,082
1.283%, 01/29/2018 (Acquired 01/26/2015 through 03/08/2016, Cost $29,173,837) * f	29,175,000	29,084,616
Capital One Bank (USA) National Association,
3.375%, 02/15/2023	22,082,000	22,251,325
Capital One Financial Corp.:
6.150%, 09/01/2016	4,425,000	4,514,823
2.450%, 04/24/2019	3,975,000	4,017,227
Capital One NA,
1.650%, 02/05/2018	8,400,000	8,339,495
CIT Group, Inc.:
4.250%, 08/15/2017	1,000,000	1,017,610
5.500%, 02/15/2019 (Acquired 02/02/2012, Cost $500,000) *	500,000	517,250
5.000%, 08/01/2023	5,000,000	5,025,000
Citigroup, Inc.:
1.850%, 11/24/2017	11,500,000	11,525,990
1.700%, 04/27/2018	12,650,000	12,604,435
2.050%, 12/07/2018 @	12,550,000	12,602,597
2.400%, 02/18/2020 @	8,000,000	8,030,600
3.700%, 01/12/2026	4,700,000	4,823,224
Citizens Bank, National Association,
2.450%, 12/04/2019	36,000,000	35,946,936
CNA Financial Corp.:
7.350%, 11/15/2019	1,175,000	1,356,334
5.875%, 08/15/2020	6,839,000	7,633,282
5.750%, 08/15/2021	9,177,000	10,301,072
7.250%, 11/15/2023	7,400,000	8,731,171
4.500%, 03/01/2026	20,750,000	21,034,711
CNO Financial Group, Inc.:
4.500%, 05/30/2020	5,000,000	5,100,000
5.250%, 05/30/2025	18,640,000	19,059,400
Comerica Bank:
5.200%, 08/22/2017	5,980,000	6,218,142
4.000%, 07/27/2025	21,425,000	21,499,987
Commonwealth Bank of Australia:
1.032%, 03/12/2018 (Acquired 03/30/2016, Cost $4,476,150) * f	4,500,000	4,473,581
5.000%, 10/15/2019 (Acquired 03/02/2012 through 08/16/2012, Cost $6,167,742) * f	5,900,000	6,478,406
Compass Bank:
2.750%, 09/29/2019	32,720,000	32,583,950
3.875%, 04/10/2025	11,700,000	10,973,571
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
1.700%, 03/19/2018 f	5,250,000	5,279,395
Countrywide Financial Corp.,
6.250%, 05/15/2016	2,100,000	2,111,922
Credit Mutuel-CIC Home Loan SFH,
1.500%, 11/16/2017 (Acquired 11/08/2012, Cost $4,981,300) * f	5,000,000	5,008,845
Credit Suisse:
1.700%, 04/27/2018 f	5,800,000	5,774,828
5.300%, 08/13/2019 f	6,966,000	7,644,711
3.000%, 10/29/2021 f	12,600,000	12,852,366
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 09/15/2022 f	8,500,000	8,459,838
3.750%, 03/26/2025 @ f	15,000,000	14,329,560
Deutsche Bank AG:
1.227%, 02/13/2017 f	9,729,000	9,701,564
1.298%, 02/13/2018 f	9,000,000	8,890,587
1.875%, 02/13/2018 f	8,494,000	8,439,936
2.950%, 08/20/2020 f	8,625,000	8,658,258
3.125%, 01/13/2021 f	9,500,000	9,445,109
Discover Bank:
8.700%, 11/18/2019	3,237,000	3,770,428
3.100%, 06/04/2020	12,000,000	12,087,984
Discover Financial Services,
3.950%, 11/06/2024	25,000,000	24,757,125
Fifth Third Bancorp:
1.043%, 12/20/2016	9,585,000	9,551,797
2.150%, 08/20/2018	7,200,000	7,258,709
2.875%, 07/27/2020	9,250,000	9,378,945
First Horizon National Corp.,
3.500%, 12/15/2020	4,000,000	3,997,164
First Tennessee Bank National Association,
2.950%, 12/01/2019	12,000,000	12,028,236

FMR LLC:
4.950%, 02/01/2033 (Acquired 01/29/2013 through 12/23/2014, Cost $4,397,084) *	4,235,000	4,373,548
6.500%, 12/14/2040 (Acquired 04/04/2013 through 10/28/2013, Cost $2,266,987) *	1,820,000	2,291,642
GE Capital International Funding Co.:
0.964%, 04/15/2016 f	8,111,000	8,111,446
2.342%, 11/15/2020 (Acquired 01/29/2010 through 01/06/2015, Cost $22,520,318) * @ f	24,096,000	24,684,906
Genworth Holdings, Inc.,
7.625%, 09/24/2021	1,000,000	853,000
Goldman Sachs Capital I,
6.345%, 02/15/2034	125,000	145,898
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $7,848,107) *	7,800,000	7,980,071
HSBC Bank USA, National Association,
6.000%, 08/09/2017	2,720,000	2,862,563
HSBC Finance Corp.,
6.676%, 01/15/2021	24,693,000	28,323,217
HSBC Holdings PLC,
3.400%, 03/08/2021 @ f	9,100,000	9,286,486
HSBC USA, Inc.,
2.350%, 03/05/2020	2,750,000	2,722,035
Humana, Inc.,
7.200%, 06/15/2018	800,000	889,449
ING Bank NV:
3.750%, 03/07/2017 (Acquired 02/29/2012 through 04/24/2013, Cost $4,979,116) * f	5,000,000	5,111,200
2.050%, 08/17/2018 (Acquired 08/10/2015, Cost $4,122,484) * f	4,125,000	4,144,763
2.450%, 03/16/2020 (Acquired 03/10/2015, Cost $9,257,656) * f	9,275,000	9,341,084
2.750%, 03/22/2021 (Acquired 03/15/2016, Cost $9,166,100) * f	9,175,000	9,312,075
5.000%, 06/09/2021 (Acquired 10/12/2011, Cost $2,468,800) * f	2,500,000	2,805,653
5.800%, 09/25/2023 (Acquired 01/14/2014, Cost $2,928,266) * f	2,800,000	3,051,126
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,500,000	5,611,298
iStar Financial, Inc.,
5.850%, 03/15/2017	500,000	510,000
J.P. Morgan Chase & Co.:
1.169%, 04/25/2018	2,300,000	2,291,810
2.200%, 10/22/2019	3,500,000	3,559,973
4.250%, 10/15/2020	8,100,000	8,768,072
4.350%, 08/15/2021	2,400,000	2,622,502
4.500%, 01/24/2022	4,400,000	4,855,624
3.200%, 01/25/2023	5,350,000	5,488,083
3.125%, 01/23/2025	21,850,000	21,926,409
Jefferies Group LLC,
6.450%, 06/08/2027	1,000,000	1,053,977
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 08/26/2010 through 04/11/2013, Cost $11,679,959) *	9,765,000	11,896,104
Kemper Corp.,
6.000%, 05/15/2017	1,000,000	1,035,110
KeyBank National Association:
4.625%, 06/15/2018	2,670,000	2,778,279
2.250%, 03/16/2020	9,425,000	9,429,995
KeyCorp,
2.900%, 09/15/2020 @	17,200,000	17,481,891
Kookmin Bank,
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $4,985,900) * f	5,000,000	5,005,210
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 10/15/2012 through 02/07/2013, Cost $10,021,544) * f	10,000,000	10,081,550
2.500%, 05/16/2018 (Acquired 05/07/2013 through 08/27/2015, Cost $35,328,224) * f	35,204,000	34,897,056
2.875%, 01/22/2019 (Acquired 10/14/2015, Cost $4,996,900) * f	5,000,000	4,982,010
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (Acquired 09/29/2008 through 04/16/2013, Cost $699,896) *	700,000	816,950
10.750%, 06/15/2058 (Acquired 05/21/2008 through 05/06/2009, Cost $751,580) *	900,000	1,318,500
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $240,172) *	375,000	469,201
Lincoln National Corp.:
8.750%, 07/01/2019	11,378,000	13,597,040
6.050%, 04/20/2067	930,000	604,500
Lloyds Bank PLC:
4.200%, 03/28/2017 f	2,000,000	2,055,280
1.168%, 05/14/2018 f	3,200,000	3,177,971
5.800%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012, Cost $6,386,771) * f	6,350,000	7,162,394
2.400%, 03/17/2020 f	6,700,000	6,720,830
Macquarie Bank Ltd.:
2.000%, 08/15/2016 (Acquired 09/27/2013, Cost $3,502,738) * f	3,500,000	3,512,327
1.249%, 10/27/2017 (Acquired 10/22/2014, Cost $8,000,000) * f	8,000,000	7,967,680
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $7,595,364) * f	7,600,000	7,571,766
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $12,971,400) * f	13,000,000	13,007,891
Macquarie Group Ltd.:
4.875%, 08/10/2017 (Acquired 10/30/2014, Cost $1,039,772) * f	1,000,000	1,036,656
7.625%, 08/13/2019 (Acquired 12/15/2014, Cost $2,842,610) * f	2,467,000	2,819,041
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	8,000,000	7,978,456

Manufacturers And Traders Trust Co.:
6.625%, 12/04/2017	1,120,000	1,208,668
1.648%, 12/28/2020	9,483,000	9,245,925
Manulife Financial Corp.:
4.900%, 09/17/2020 f	2,784,000	3,030,337
4.150%, 03/04/2026 @ f	23,875,000	24,391,464
Marsh & McLennan Cos., Inc.:
4.800%, 07/15/2021	1,000,000	1,103,521
3.300%, 03/14/2023	6,875,000	7,011,139
3.750%, 03/14/2026	9,225,000	9,444,250
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (Acquired 10/10/2012, Cost $4,037,308) *	3,184,000	3,933,654
8.875%, 06/01/2039 (Acquired 10/03/2012 through 07/21/2015, Cost $44,665,317) *	29,340,000	42,533,494
MBIA Insurance Corp.,
11.882%, 01/15/2033 (Acquired 01/11/2008, Cost $700,000) * §	700,000	241,500
MetLife Capital Trust IV,
7.875%, 12/15/2037 (Acquired 03/26/2012 through 04/05/2013, Cost $1,043,108) *	900,000	1,035,000
MetLife, Inc.:
7.717%, 02/15/2019	1,157,000	1,342,836
4.050%, 03/01/2045	6,400,000	6,054,285
4.600%, 05/13/2046	6,000,000	6,150,942
Metropolitan Life Global Funding I,
3.875%, 04/11/2022 (Acquired 12/18/2012, Cost $1,588,537) *	1,500,000	1,601,334
Mizuho Bank Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $1,847,447) * f	1,850,000	1,850,352
2.650%, 09/25/2019 (Acquired 09/18/2014, Cost $4,991,400) * f	5,000,000	5,078,285
2.400%, 03/26/2020 (Acquired 03/19/2015, Cost $19,974,800) * f	20,000,000	19,989,820
Morgan Stanley:
5.450%, 01/09/2017	2,000,000	2,063,362
6.625%, 04/01/2018	1,275,000	1,392,982
7.300%, 05/13/2019	4,675,000	5,380,542
2.375%, 07/23/2019 @	2,000,000	2,021,022
5.625%, 09/23/2019	10,100,000	11,238,957
2.650%, 01/27/2020	7,000,000	7,103,495
3.750%, 02/25/2023	1,000,000	1,041,965
3.700%, 10/23/2024	5,000,000	5,164,100
4.000%, 07/23/2025	2,500,000	2,614,087
3.875%, 01/27/2026 @	7,000,000	7,302,463
MUFG Americas Holdings Corp.:
2.250%, 02/10/2020	7,000,000	6,964,440
3.500%, 06/18/2022	1,150,000	1,193,855
National Australia Bank Ltd.,
1.875%, 07/23/2018 f	6,000,000	6,032,652
National City Bank,
5.800%, 06/07/2017	6,170,000	6,461,730
Nationwide Building Society:
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $13,770,454) * f	13,775,000	13,782,466
3.900%, 07/21/2025 (Acquired 07/14/2015, Cost $8,069,463) * f	8,100,000	8,548,967
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 02/05/2015 through 05/08/2015, Cost $16,431,552) *	14,788,000	16,213,001
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (Acquired 10/13/2009, Cost $91,140) *	100,000	131,105
9.375%, 08/15/2039 (Acquired 10/06/2015, Cost $8,575,047) *	5,665,000	8,351,773
Navient LLC,
5.625%, 08/01/2033	50,000	35,250
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (Acquired 11/07/2012, Cost $4,086,036) *	3,200,000	4,039,280
Nippon Life Insurance Co.,
5.000%, 10/18/2042 (Acquired 10/11/2012, Cost $2,000,000) * f	2,000,000	2,145,000
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	3,000,000	3,008,973
2.750%, 03/19/2019 f	11,268,000	11,432,502
6.700%, 03/04/2020 f	2,525,000	2,913,678
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015, Cost $16,000,000) *	16,000,000	16,017,696
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,000,000	1,015,556
3.125%, 05/15/2023 @	3,550,000	3,513,914
Principal Life Global Funding II,
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $7,989,440) *	8,000,000	8,049,048
Protective Life Corp.,
2.700%, 11/25/2020 (Acquired 11/19/2015, Cost $10,715,562) *	10,725,000	10,895,560
Prudential Financial, Inc.,
6.000%, 12/01/2017	2,000,000	2,142,134
Rabobank Nederland,
3.875%, 02/08/2022 f	4,150,000	4,426,506
Raymond James Financial, Inc.,
8.600%, 08/15/2019	14,527,000	17,402,823
Regions Bank,
7.500%, 05/15/2018	15,864,000	17,481,573
Regions Financial Corp.,
3.200%, 02/08/2021	30,600,000	30,854,500

Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (Acquired 01/07/2015, Cost $13,952,260) *	14,000,000	14,045,570
2.375%, 05/04/2020 (Acquired 04/27/2015, Cost $14,356,224) *	14,400,000	14,287,781
3.050%, 01/20/2021 (Acquired 01/12/2016, Cost $14,982,750) *	15,000,000	15,241,080
Royal Bank of Canada,
0.882%, 10/13/2017 f	9,000,000	8,963,658
Santander Bank NA,
8.750%, 05/30/2018	7,034,000	7,836,263
Santander Issuances SAU,
5.179%, 11/19/2025 f	6,150,000	5,943,059
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013 through 01/27/2015, Cost $24,314,787) * f	22,975,000	23,317,465
Simon Property Group LP,
1.500%, 02/01/2018 (Acquired 12/10/2012, Cost $11,962,200) * @	12,000,000	12,022,284
Societe Generale:
5.200%, 04/15/2021 (Acquired 09/20/2011 through 02/13/2013, Cost $10,001,589) * f	10,100,000	11,442,068
5.000%, 01/17/2024 (Acquired 01/14/2014, Cost $2,972,790) * f	3,000,000	3,063,948
4.250%, 04/14/2025 (Acquired 04/08/2015, Cost $11,812,680) * @ f	12,000,000	11,551,740
Societe Generale SA,
4.750%, 11/24/2025 (Acquired 11/17/2015, Cost $10,759,176) * f	10,800,000	10,688,306
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	4,965,640
Springleaf Finance Corp.,
6.900%, 12/15/2017	1,000,000	1,032,500
Standard Chartered PLC:
1.700%, 04/17/2018 (Acquired 04/13/2015, Cost $9,988,900) * f	10,000,000	9,840,800
3.050%, 01/15/2021 (Acquired 01/12/2016, Cost $13,971,720) * @ f	14,000,000	14,061,838
5.700%, 03/26/2044 (Acquired 03/21/2014 through 05/01/2014, Cost $14,102,688) * f	14,000,000	12,604,648
Stifel Financial Corp.:
3.500%, 12/01/2020	5,000,000	4,998,070
4.250%, 07/18/2024	13,115,000	12,981,437
Sumitomo Mitsui Banking Corp.:
1.950%, 07/23/2018 f	4,000,000	4,012,064
2.250%, 07/11/2019 f	12,050,000	12,186,454
2.450%, 01/16/2020 f	12,200,000	12,344,192
3.000%, 01/18/2023 f	2,500,000	2,529,198
SunTrust Bank,
7.250%, 03/15/2018	5,682,000	6,233,785
SunTrust Banks, Inc.:
3.500%, 01/20/2017	4,950,000	5,027,438
2.900%, 03/03/2021	15,000,000	15,219,105
SUSA Partnership LP,
8.200%, 06/01/2017	1,000,000	1,074,721
Svenska Handelsbanken AB,
2.875%, 04/04/2017 f	2,425,000	2,464,164
Swedbank AB:
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $2,995,470) * f	3,000,000	3,025,380
2.650%, 03/10/2021 (Acquired 03/03/2016, Cost $7,016,851) * f	7,025,000	7,100,399
Symetra Financial Corp.,
6.125%, 04/01/2016 (Acquired 10/12/2010 through 12/12/2014, Cost $7,127,000) *	7,127,000	7,127,000
Synchrony Financial:
3.750%, 08/15/2021	16,650,000	17,091,674
4.250%, 08/15/2024	24,225,000	24,633,676
4.500%, 07/23/2025	4,600,000	4,731,496
TD Ameritrade Holding Corp.,
5.600%, 12/01/2019	1,000,000	1,118,175
The Bank of Nova Scotia,
1.700%, 06/11/2018 @ f	15,325,000	15,360,447
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.002%, 07/15/2016 f	10,000,000	10,010,080
2.350%, 02/23/2017 (Acquired 02/14/2012, Cost $5,996,640) * f	6,000,000	6,050,760
1.045%, 03/10/2017 (Acquired 11/12/2014, Cost $5,002,484) * f	5,000,000	4,991,455
2.300%, 03/05/2020 (Acquired 02/25/2015, Cost $7,844,819) * f	7,850,000	7,869,107
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	2,250,000	2,471,171
The Chubb Corp.,
6.375%, 04/15/2037	1,320,000	1,148,400
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	3,000,000	3,217,173
6.150%, 04/01/2018	6,500,000	7,031,661
7.500%, 02/15/2019	1,825,000	2,102,146
2.550%, 10/23/2019	4,000,000	4,060,524
5.250%, 07/27/2021	1,000,000	1,125,625
5.750%, 01/24/2022	8,100,000	9,345,132
2.236%, 11/29/2023	10,000,000	9,970,100
3.500%, 01/23/2025	9,250,000	9,336,293
6.750%, 10/01/2037	300,000	358,331
The Guardian Life Insurance Co. of America:
7.375%, 09/30/2039 (Acquired 08/27/2015, Cost $8,446,489) *	6,507,000	8,228,524
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $2,989,950) *	3,000,000	2,872,686

The Hartford Financial Services Group, Inc.:
5.375%, 03/15/2017	2,913,000	3,020,461
5.125%, 04/15/2022	6,097,000	6,820,879
8.125%, 06/15/2038	1,365,000	1,457,137
The Huntington National Bank:
2.000%, 06/30/2018	13,000,000	13,016,835
2.200%, 11/06/2018	5,000,000	5,008,180
2.875%, 08/20/2020	12,000,000	12,047,352
3.150%, 03/14/2021	10,100,000	10,262,024
Torchmark Corp.,
3.800%, 09/15/2022	1,275,000	1,301,386
Trinity Acquisition PLC,
4.400%, 03/15/2026 f	10,405,000	10,555,633
UBS AG:
1.375%, 08/14/2017 f	3,000,000	2,992,965
1.800%, 03/26/2018 f	14,500,000	14,549,010
UBS Group Funding Jersey Ltd.,
2.068%, 09/24/2020 (Acquired 09/21/2015, Cost $26,350,000) * f	26,350,000	26,220,516
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	13,591,902
Voya Financial, Inc.,
5.500%, 07/15/2022	22,944,000	25,664,378
Wells Fargo & Co.:
Class N, 2.150%, 01/30/2020	7,000,000	7,081,739
2.600%, 07/22/2020	8,950,000	9,158,365
2.500%, 03/04/2021 @	10,000,000	10,126,300
3.000%, 02/19/2025	5,000,000	5,040,590
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	8,322,000	8,927,093
Westpac Banking Corp.:
2.000%, 08/14/2017 f	8,000,000	8,075,608
4.875%, 11/19/2019 f	636,000	701,908
Willis Group Holdings PLC,
5.750%, 03/15/2021 f	20,329,000	22,623,981
Willis North America, Inc.,
7.000%, 09/29/2019	16,003,000	18,096,224
		2,325,517,673	22.7%
Utility
Appalachian Power Co.,
Class P, 6.700%, 08/15/2037	1,275,000	1,545,568
Arizona Public Service Co.,
8.750%, 03/01/2019	1,150,000	1,363,689
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025	7,000,000	7,389,186
CMS Energy Corp.,
5.050%, 03/15/2022	1,000,000	1,118,745
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	8,271,240
Dominion Resources, Inc.:
2.500%, 12/01/2019	5,225,000	5,284,158
Class B, 5.950%, 06/15/2035	1,880,000	2,192,328
Edison International,
2.950%, 03/15/2023	5,000,000	5,045,235
EDP Finance BV:
4.900%, 10/01/2019 (Acquired 02/04/2015, Cost $1,641,628) * f	1,564,000	1,630,939
4.125%, 01/15/2020 (Acquired 03/03/2015 through 03/04/2015, Cost $9,098,130) * f	8,816,000	8,828,343
ENEL Finance International NV,
6.800%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008, Cost $498,897) * f	500,000	641,169
Exelon Corp.:
3.950%, 06/15/2025 (Acquired 06/08/2015, Cost $6,022,472) *	6,050,000	6,270,250
5.100%, 06/15/2045 (Acquired 06/08/2015, Cost $5,840,573) *	5,875,000	6,375,251
Exelon Generation Co. LLC:
6.200%, 10/01/2017 @	4,350,000	4,625,324
5.600%, 06/15/2042	6,100,000	5,898,566
IPALCO Enterprises, Inc.,
5.000%, 05/01/2018	1,000,000	1,050,000
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,549,797
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (Acquired 05/09/2011 through 05/23/2012, Cost $2,807,449) * f	2,800,000	3,044,919
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	6,673,000	8,137,770
2.300%, 11/15/2019	5,000,000	5,108,470
2.850%, 01/27/2025	12,875,000	13,107,175
NextEra Energy Capital Holdings, Inc.,
Class D, 7.300%, 09/01/2067	2,600,000	2,423,980
ONEOK, Inc.,
4.250%, 02/01/2022	6,150,000	5,104,500
PPL Energy Supply LLC,
6.200%, 05/15/2016	3,070,000	3,085,350
PSEG Power LLC,
5.320%, 09/15/2016	3,077,000	3,132,826

Public Service Co. of New Mexico,
7.950%, 05/15/2018	6,553,000	7,337,335
RGS I&M Funding Corp.,
Class F*, 9.820%, 06/07/2022	149,587	152,207
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $5,958,960) * f	6,000,000	6,397,728
		127,112,048	1.2%
Industrials
21st Century Fox America, Inc.:
6.900%, 03/01/2019	6,659,000	7,576,330
3.700%, 09/15/2024	4,025,000	4,237,556
7.430%, 10/01/2026	1,500,000	1,894,632
6.150%, 03/01/2037	9,000,000	10,594,647
4.750%, 09/15/2044 @	1,950,000	2,018,541
A.P. Meoller - Maersk A/S:
2.550%, 09/22/2019 (Acquired 11/24/2014, Cost $10,049,192) * f	10,000,000	9,904,000
3.750%, 09/22/2024 (Acquired 09/15/2014, Cost $4,459,830) * f	4,475,000	4,337,054
AbbVie, Inc.:
1.750%, 11/06/2017	7,450,000	7,484,479
2.000%, 11/06/2018	10,835,000	10,948,746
3.200%, 11/06/2022 @	3,000,000	3,102,375
3.600%, 05/14/2025 @	2,500,000	2,624,292
Access Midstream Partners LP / ACMP Finance Corp.,
6.125%, 07/15/2022	300,000	278,571
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	769,210
Agrium, Inc.,
4.125%, 03/15/2035 f	6,550,000	5,691,747
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 f	10,000,000	10,191,020
Altera Corp.,
4.100%, 11/15/2023	3,000,000	3,317,313
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	3,175,000	3,419,351
Amgen, Inc.,
4.400%, 05/01/2045 @	8,000,000	8,165,392
Anadarko Petroleum Corp.:
5.950%, 09/15/2016	2,792,000	2,840,474
6.375%, 09/15/2017	968,000	1,014,440
8.700%, 03/15/2019 @	4,380,000	4,893,984
6.450%, 09/15/2036	4,025,000	4,019,164
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 09/20/2011 through 12/29/2014, Cost $6,446,058) * f	5,600,000	5,880,000
Anheuser-Busch InBev Finance, Inc.:
3.300%, 02/01/2023	20,350,000	21,156,328
3.650%, 02/01/2026	14,625,000	15,379,840
ANR Pipeline Co.,
9.625%, 11/01/2021	9,150,000	11,788,457
Apple, Inc.,
2.150%, 02/09/2022	3,500,000	3,531,416
ArcelorMittal SA:
5.500%, 02/25/2017 f	5,000,000	5,062,500
7.250%, 02/25/2022 @ f	2,000,000	1,979,000
AT&T, Inc.:
3.600%, 02/17/2023	10,550,000	10,960,142
3.400%, 05/15/2025	20,000,000	20,046,860
4.125%, 02/17/2026	8,925,000	9,425,433
6.300%, 01/15/2038	11,000,000	12,624,029
5.550%, 08/15/2041	1,000,000	1,073,393
5.650%, 02/15/2047 @	4,225,000	4,663,196
Ball Corp.,
5.250%, 07/01/2025 @	25,000,000	26,250,000
Bayer US Finance LLC,
2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $14,657,559) *	14,725,000	15,177,381
Beam Suntory, Inc.,
3.250%, 05/15/2022 @	2,000,000	2,018,856
Becton Dickinson and Co.:
6.375%, 08/01/2019	5,000,000	5,697,830
3.250%, 11/12/2020	13,000,000	13,567,762
3.875%, 05/15/2024	7,500,000	8,001,233
3.734%, 12/15/2024	4,900,000	5,216,564
Bemis Co., Inc.,
4.500%, 10/15/2021	1,000,000	1,074,757
Boardwalk Pipelines LP:
5.500%, 02/01/2017	3,175,000	3,174,857
4.950%, 12/15/2024	13,875,000	12,688,896
Boston Scientific Corp.,
2.650%, 10/01/2018	10,000,000	10,177,190
BP Capital Markets:
1.260%, 09/26/2018 f	5,000,000	4,917,880
4.750%, 03/10/2019 f	1,500,000	1,618,398

Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	2,054,947
Bunge Limited Finance Corp.,
8.500%, 06/15/2019	13,690,000	15,902,331
Bunge NA Finance LP,
5.900%, 04/01/2017	4,024,000	4,189,024
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	3,180,845
Celgene Corp.,
3.550%, 08/15/2022	5,730,000	6,007,773
CenturyLink, Inc.,
Class R, 5.150%, 06/15/2017	2,000,000	2,040,000
CF Industries, Inc.:
6.875%, 05/01/2018	5,000,000	5,440,160
3.450%, 06/01/2023	14,745,000	14,262,249
5.375%, 03/15/2044	10,922,000	10,046,820
Charter Communications, Inc.,
6.384%, 10/23/2035 (Acquired 07/09/2015, Cost $5,800,000) *	5,800,000	6,402,962
Chesapeake Energy Corp.:
6.500%, 08/15/2017 @	4,044,000	2,709,480
3.872%, 04/15/2019	4,500,000	1,743,750
Cliffs Natural Resources, Inc.,
5.950%, 01/15/2018	11,579,000	5,557,920
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020 (Acquired 06/10/2015 through 10/30/2015, Cost $9,948,903) *	9,943,000	9,881,572
4.500%, 06/01/2025 (Acquired 05/19/2015 through 11/30/2015, Cost $13,577,058) *	13,735,000	13,637,962
Comcast Cable Communications Holdings Inc.,
9.455%, 11/15/2022	2,030,000	2,870,097
Comcast Corp.:
4.250%, 01/15/2033	5,900,000	6,283,441
4.400%, 08/15/2035	13,450,000	14,571,864
4.650%, 07/15/2042	2,000,000	2,224,722
Computer Sciences Corp.,
4.450%, 09/15/2022	2,000,000	2,037,192
ConAgra Foods, Inc.:
5.819%, 06/15/2017	8,417,000	8,838,944
1.900%, 01/25/2018	13,569,000	13,626,560
7.000%, 04/15/2019	1,270,000	1,441,985
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036 f	845,000	864,739
ConocoPhillips Co.,
6.000%, 01/15/2020 @	3,550,000	3,947,596
Constellation Brands, Inc.:
4.750%, 11/15/2024	100,000	104,250
4.750%, 12/01/2025	1,000,000	1,035,000
Continental Airlines Pass Through Trust,
Class 974A, 6.900%, 01/02/2018	9,335	9,533
Cox Communications, Inc.:
9.375%, 01/15/2019 (Acquired 10/06/2014, Cost $9,097,893) *	7,670,000	9,004,380
2.950%, 06/30/2023 (Acquired 04/24/2013 through 12/29/2014, Cost $5,441,670) *	5,475,000	5,081,999
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,616,999) *	4,625,000	4,461,414
4.800%, 02/01/2035 (Acquired 12/01/2014, Cost $9,996,400) *	10,000,000	8,747,040
4.700%, 12/15/2042 (Acquired 11/26/2012, Cost $4,999,050) *	5,000,000	4,128,130
CSX Corp.,
6.220%, 04/30/2040	175,000	215,592
CVS Health Corp.:
3.875%, 07/20/2025	2,600,000	2,805,725
4.875%, 07/20/2035	8,500,000	9,477,236
D.R. Horton, Inc.,
4.750%, 05/15/2017	1,447,000	1,479,557
Daimler Finance North America LLC:
1.329%, 08/03/2017 (Acquired 07/28/2015, Cost $8,000,000) *	8,000,000	7,997,992
1.875%, 01/11/2018 (Acquired 01/07/2013, Cost $2,116,139) *	2,125,000	2,136,018
Danone,
3.000%, 06/15/2022 (Acquired 05/29/2012, Cost $3,489,465) * f	3,500,000	3,604,982
DCP Midstream LLC:
9.750%, 03/15/2019 (Acquired 02/29/2012 through 06/25/2015, Cost $11,058,062) *	9,655,000	9,232,381
4.750%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011, Cost $2,249,437) *	2,245,000	1,761,596
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 f	1,250,000	1,400,055
8.750%, 06/15/2030 f	825,000	1,236,854
Devon Energy Corp.,
6.300%, 01/15/2019 @	5,220,000	5,276,971
Devon Financing Corp. LLC,
7.875%, 09/30/2031	5,000,000	4,902,885
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,206,250
Dollar General Corp.:
4.125%, 07/15/2017	4,545,000	4,691,767
1.875%, 04/15/2018	2,100,000	2,112,323
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	6,262,852

Eaton Corp.:
2.750%, 11/02/2022	2,500,000	2,501,242
4.000%, 11/02/2032	3,660,000	3,703,203
Ecolab, Inc.:
1.450%, 12/08/2017	5,200,000	5,194,322
3.250%, 01/14/2023	6,325,000	6,500,063
El Paso Pipeline Partners Operating Co. LLC,
7.500%, 11/15/2040	2,500,000	2,587,868
Encana Corp.,
6.500%, 05/15/2019 f	610,000	608,658
Energy Transfer Partners LP:
2.500%, 06/15/2018	5,700,000	5,517,412
9.700%, 03/15/2019	1,189,000	1,314,739
5.200%, 02/01/2022	1,000,000	948,923
3.600%, 02/01/2023	5,000,000	4,337,555
5.150%, 03/15/2045	5,000,000	3,886,790
EnLink Midstream Partners LP,
4.400%, 04/01/2024	7,000,000	5,621,854
Enogex LLC,
6.250%, 03/15/2020 (Acquired 10/25/2012 through 05/10/2013, Cost $3,477,091) *	3,190,000	2,551,419
Ensco PLC,
5.200%, 03/15/2025 f	6,000,000	3,360,000
Enterprise Products Operating LLC:
3.350%, 03/15/2023 @	10,000,000	9,953,800
3.750%, 02/15/2025 @	7,000,000	6,987,225
Express Scripts Holding Co.:
7.250%, 06/15/2019	4,600,000	5,329,887
4.750%, 11/15/2021	14,700,000	15,970,668
3.500%, 06/15/2024	7,500,000	7,433,280
Exxon Mobil Corp.,
2.709%, 03/06/2025 @	10,150,000	10,206,850
FedEx Corp.:
8.000%, 01/15/2019	6,100,000	7,146,656
3.900%, 02/01/2035	7,000,000	6,776,315
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	5,000,000	5,167,625
5.000%, 03/15/2022	9,345,000	9,720,753
4.500%, 10/15/2022	3,100,000	3,305,859
3.500%, 04/15/2023	5,850,000	5,837,908
3.875%, 06/05/2024	23,522,000	23,541,311
Fiserv, Inc.:
4.625%, 10/01/2020	3,000,000	3,241,818
3.500%, 10/01/2022	11,500,000	12,073,172
3.850%, 06/01/2025	8,000,000	8,430,296
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (Acquired 06/12/2012, Cost $2,996,190) *	3,000,000	2,904,471
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 f	11,700,000	11,325,998
4.375%, 05/10/2043 f	4,000,000	3,902,168
Ford Motor Credit Co. LLC:
4.207%, 04/15/2016	4,710,000	4,714,192
3.000%, 06/12/2017	3,000,000	3,039,606
6.625%, 08/15/2017	1,063,000	1,127,520
2.145%, 01/09/2018	5,375,000	5,368,636
2.551%, 10/05/2018	8,500,000	8,529,410
3.200%, 01/15/2021 @	5,000,000	5,110,530
5.750%, 02/01/2021	13,000,000	14,715,714
3.336%, 03/18/2021	5,500,000	5,659,742
Forest Laboratories, Inc.:
4.375%, 02/01/2019 (Acquired 10/20/2014, Cost $4,157,665) *	4,000,000	4,244,096
5.000%, 12/15/2021 (Acquired 08/26/2014 through 01/22/2015, Cost $33,395,036) *	31,212,000	34,845,795
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.:
6.500%, 11/15/2020	6,337,000	5,069,600
6.625%, 05/01/2021 @	6,447,000	5,125,365
6.750%, 02/01/2022	2,649,000	2,039,730
Freeport-McMoRan, Inc.:
3.100%, 03/15/2020 @	3,775,000	2,831,250
3.550%, 03/01/2022 @	6,275,000	4,376,813
3.875%, 03/15/2023 @	8,000,000	5,420,000
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (Acquired 09/16/2015 through 09/24/2015, Cost $25,147,602) *	25,000,000	25,375,000
General Electric Capital Corp.:
5.500%, 01/08/2020	537,000	615,969
2.200%, 01/09/2020	2,864,000	2,948,081
5.550%, 05/04/2020	1,199,000	1,380,621
4.375%, 09/16/2020	838,000	934,665
5.300%, 02/11/2021	859,000	997,599
4.650%, 10/17/2021	2,420,000	2,760,826
General Mills, Inc.,
2.200%, 10/21/2019	12,000,000	12,201,648

General Motors Financial Co., Inc.:
3.200%, 07/13/2020 @	10,000,000	9,977,640
4.200%, 03/01/2021	17,650,000	18,230,279
Georgia-Pacific LLC:
5.400%, 11/01/2020 (Acquired 10/27/2010, Cost $994,130) *	1,000,000	1,117,115
3.163%, 11/15/2021 (Acquired 11/03/2014, Cost $19,999,800) *	20,000,000	20,403,440
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (Acquired 11/03/2011, Cost $1,997,480) * f	2,000,000	1,798,750
4.250%, 10/25/2022 (Acquired 10/18/2012 through 05/22/2013, Cost $7,102,710) * f	7,000,000	5,845,000
Glencore Funding LLC:
4.125%, 05/30/2023 (Acquired 05/22/2013 through 04/20/2015, Cost $15,418,545) * @	15,450,000	12,630,375
4.625%, 04/29/2024 (Acquired 10/08/2014 through 11/09/2015, Cost $13,725,690) * @	15,484,000	12,859,462
Grupo Bimbo, SAB de CV,
3.875%, 06/27/2024 (Acquired 06/27/2014, Cost $7,009,826) * f	7,000,000	7,033,474
GTE Corp.,
8.750%, 11/01/2021	975,000	1,250,212
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	2,735,103
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Acquired 09/21/2015, Cost $9,996,200) *	10,000,000	9,787,230
H. J. Heinz Co.:
3.500%, 07/15/2022 (Acquired 06/23/2015 through 06/24/2015, Cost $16,982,780) * @	17,000,000	17,841,228
5.000%, 07/15/2035 (Acquired 06/23/2015, Cost $6,735,332) * @	6,800,000	7,499,523
H. J. Heinz Finance Co.,
6.750%, 03/15/2032	10,000,000	12,202,550
Halliburton Co.,
3.375%, 11/15/2022	4,500,000	4,579,511
Hanson Ltd.,
6.125%, 08/15/2016 f	15,157,000	15,410,122
HCA, Inc.:
4.250%, 10/15/2019 @	10,900,000	11,233,812
6.500%, 02/15/2020	5,000,000	5,487,500
5.000%, 03/15/2024	8,366,000	8,559,464
5.375%, 02/01/2025 @	24,950,000	25,222,953
Hess Corp.,
8.125%, 02/15/2019	1,262,000	1,386,554
Hewlett Packard Enterprise Co.,
3.600%, 10/15/2020 (Acquired 09/30/2015, Cost $7,272,963) *	7,275,000	7,564,843
Hewlett-Packard Co.:
4.375%, 09/15/2021	10,000,000	10,450,630
4.650%, 12/09/2021	22,500,000	23,812,785
Husky Energy, Inc.,
4.000%, 04/15/2024 f	1,605,000	1,518,420
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 01/20/2015, Cost $2,318,667) * f	2,000,000	2,321,028
Hutchison Whampoa International (11) Ltd.,
3.500%, 01/13/2017 (Acquired 12/11/2014, Cost $1,015,528) * f	1,000,000	1,015,225
Hutchison Whampoa International (12) (II) Ltd.,
3.250%, 11/08/2022 (Acquired 11/05/2012 through 12/18/2014, Cost $4,603,093) * f	4,625,000	4,785,081
Hutchison Whampoa International (14) Ltd.,
3.625%, 10/31/2024 (Acquired 10/28/2014, Cost $14,982,600) * f	15,000,000	15,581,865
Hyundai Capital Services, Inc.:
1.439%, 03/18/2017 (Acquired 03/11/2014, Cost $2,400,000) * f	2,400,000	2,399,904
3.500%, 09/13/2017 (Acquired 03/06/2012 through 12/30/2014, Cost $12,708,566) * f	12,470,000	12,758,369
2.500%, 03/18/2019 (Acquired 03/14/2016, Cost $24,583,026) *	24,600,000	24,791,412
2.625%, 09/29/2020 (Acquired 03/23/2015, Cost $8,986,320) * f	9,000,000	9,017,730
Ingersoll-Rand Luxembourg Finance SA:
3.550%, 11/01/2024 f	3,200,000	3,277,501
4.650%, 11/01/2044 f	1,300,000	1,338,776
Ingredion, Inc.,
1.800%, 09/25/2017	13,020,000	12,958,611
Johnson Controls, Inc.,
5.250%, 12/01/2041	1,150,000	1,150,082
Kerr-McGee Corp.,
7.875%, 09/15/2031	12,790,000	13,972,320
Keysight Technologies, Inc.,
3.300%, 10/30/2019	5,000,000	5,033,835
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	8,828,000	10,018,985
6.850%, 02/15/2020	4,645,000	5,075,373
6.500%, 02/01/2037	400,000	379,772
6.950%, 01/15/2038	350,000	350,107
Kinder Morgan Finance Co. LLC,
6.000%, 01/15/2018 (Acquired 12/06/2010, Cost $999,930) *	1,000,000	1,045,585
Kinder Morgan, Inc.:
3.050%, 12/01/2019	7,000,000	6,891,514
5.000%, 02/15/2021 (Acquired 05/26/2015, Cost $5,315,434) *	5,000,000	5,102,355
Kinross Gold Corp.,
6.875%, 09/01/2041 f	5,500,000	3,799,510
Kraft Foods Group, Inc.,
5.000%, 06/04/2042	5,000,000	5,442,720

Lafarge SA,
7.125%, 07/15/2036 f	1,425,000	1,723,196
Lear Corp.,
5.250%, 01/15/2025	20,000,000	20,725,000
Magellan Midstream Partners LP:
5.000%, 03/01/2026	10,000,000	10,814,300
4.200%, 03/15/2045	3,000,000	2,509,449
Marathon Oil Corp.,
2.800%, 11/01/2022 @	10,175,000	8,285,879
Marathon Petroleum Corp.:
3.400%, 12/15/2020	20,000,000	19,671,620
3.625%, 09/15/2024 @	2,500,000	2,286,058
4.750%, 09/15/2044	3,985,000	3,189,028
Martin Marietta Materials, Inc.:
6.600%, 04/15/2018	475,000	507,394
6.250%, 05/01/2037	450,000	461,721
Masco Corp.:
6.125%, 10/03/2016	10,900,000	11,164,325
7.125%, 03/15/2020	1,800,000	2,072,250
McDonald's Corp.,
3.700%, 01/30/2026 @	7,250,000	7,678,780
MeadWestvaco Corp.,
7.375%, 09/01/2019	6,650,000	7,606,815
Medtronic, Inc.:
2.500%, 03/15/2020	5,000,000	5,174,060
4.375%, 03/15/2035 @	7,000,000	7,578,389
Microsoft Corp.,
4.200%, 11/03/2035	5,650,000	6,056,167
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (Acquired 04/01/2015 through 03/15/2016, Cost $24,595,275) *	24,847,000	24,790,076
MPLX LP,
4.000%, 02/15/2025	8,000,000	6,897,592
Murphy Oil Corp.,
4.000%, 06/01/2022	12,600,000	9,977,499
Mylan, Inc.:
3.000%, 12/15/2018 (Acquired 12/04/2015, Cost $4,494,330) * f	4,500,000	4,561,753
3.750%, 12/15/2020 (Acquired 12/04/2015, Cost $5,873,120) * f	5,875,000	6,011,089
4.200%, 11/29/2023 @	4,525,000	4,634,826
Nabors Industries, Inc.,
6.150%, 02/15/2018	250,000	248,848
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	3,300,000	4,839,466
Noble Energy, Inc.:
3.900%, 11/15/2024 @	3,000,000	2,823,843
5.050%, 11/15/2044	3,000,000	2,555,115
Noble Holding International Ltd.,
5.000%, 03/16/2018 @ f	7,000,000	6,502,160
Northern Tier Energy LLC / Northern Tier Finance Corp.,
7.125%, 11/15/2020	15,935,000	15,616,300
NuStar Logistics LP:
4.800%, 09/01/2020	4,275,000	3,762,000
6.750%, 02/01/2021	3,000,000	2,805,000
Oi SA,
5.750%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * f	3,000,000	802,200
ONEOK Partners LP:
3.375%, 10/01/2022	9,500,000	8,525,652
5.000%, 09/15/2023	5,800,000	5,525,161
Oracle Corp.:
3.400%, 07/08/2024	8,850,000	9,414,453
3.900%, 05/15/2035 @	7,425,000	7,407,930
Owens Corning,
4.200%, 12/01/2024	10,000,000	9,987,080
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	4,928,359
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,230,960
Pentair Finance SA:
2.650%, 12/01/2019 f	5,000,000	4,911,530
3.625%, 09/15/2020 f	16,000,000	16,124,672
Pepsico, Inc.,
4.250%, 10/22/2044	2,850,000	3,044,002
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 04/17/2015, Cost $31,219,005) * f	31,200,000	28,726,745
PetroLogistics LP / PetroLogistics Finance Corp.,
6.250%, 04/01/2020	2,225,000	2,291,750
Pfizer, Inc.,
5.800%, 08/12/2023	7,938,000	9,629,024
Phillips 66:
4.300%, 04/01/2022 @	6,168,000	6,566,872
4.650%, 11/15/2034	13,000,000	12,895,467
4.875%, 11/15/2044	15,000,000	15,027,285
Phillips 66 Partners LP,
4.680%, 02/15/2045	2,000,000	1,661,006

Pioneer Natural Resources Co.,
6.875%, 05/01/2018	14,075,000	15,095,438
Plum Creek Timberlands LP:
4.700%, 03/15/2021	1,200,000	1,286,479
3.250%, 03/15/2023	8,375,000	8,284,910
POSCO,
4.250%, 10/28/2020 (Acquired 10/21/2010, Cost $2,165,365) * f	2,175,000	2,325,227
Qualcomm, Inc.,
3.000%, 05/20/2022	5,500,000	5,734,663
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	206,000
R.R. Donnelley & Sons Co.:
8.600%, 08/15/2016	1,250,000	1,274,758
6.125%, 01/15/2017	76,000	77,710
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010, Cost $1,988,700) *	2,000,000	2,151,804
5.400%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012, Cost $3,511,552) *	3,500,000	3,905,486
Republic Services, Inc.:
5.500%, 09/15/2019	13,000,000	14,434,095
3.550%, 06/01/2022	4,000,000	4,222,628
4.750%, 05/15/2023	13,459,000	15,022,519
Rio Tinto Finance (USA) Ltd.,
9.000%, 05/01/2019 f	11,000,000	13,016,751
Rockies Express Pipeline LLC:
6.850%, 07/15/2018 (Acquired 12/21/2011, Cost $2,016,214) *	2,000,000	1,995,000
5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011, Cost $2,699,195) *	2,695,000	2,546,775
SABMiller Holdings, Inc.,
1.306%, 08/01/2018 (Acquired 10/16/2014, Cost $15,049,871) *	15,000,000	14,929,200
Samarco Mineracao SA:
5.750%, 10/24/2023 (Acquired 10/21/2013 through 12/09/2014, Cost $5,328,778) * f	5,475,000	3,285,000
5.375%, 09/26/2024 (Acquired 09/23/2014 through 12/09/2014, Cost $4,863,824) * f	5,125,000	3,049,375
Schlumberger Holdings Corp.,
3.000%, 12/21/2020 (Acquired 12/10/2015, Cost $10,975,140) *	11,000,000	11,152,185
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $4,986,700) * f	5,000,000	5,145,500
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/30/2013, Cost $991,890) * f	960,000	1,278,816
Solvay Finance America LLC,
3.400%, 12/03/2020 (Acquired 11/30/2015 through 12/18/2015, Cost $39,207,047) *	39,226,000	39,877,622
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,072,304
Spectra Energy Partners LP,
3.500%, 03/15/2025	15,000,000	14,487,885
Sprint Capital Corp.:
6.900%, 05/01/2019	675,000	585,562
8.750%, 03/15/2032	325,000	254,313
Sprint Communications, Inc.,
6.000%, 12/01/2016	200,000	198,750
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	1,785,750
6.100%, 02/15/2042	1,000,000	878,776
Sunoco, Inc.,
5.750%, 01/15/2017	701,000	706,529
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.125%, 11/15/2019	7,000,000	6,610,660
TC PipeLines LP,
4.375%, 03/13/2025	15,005,000	13,019,433
Telecom Italia Capital:
7.175%, 06/18/2019 f	500,000	562,500
7.200%, 07/18/2036 f	3,050,000	3,111,000
Telecom Italia SPA,
5.303%, 05/30/2024 (Acquired 05/22/2014 through 09/23/2015, Cost $21,667,716) * f	21,500,000	22,037,500
Telefonica Emisiones SAU:
6.421%, 06/20/2016 f	3,950,000	3,992,352
6.221%, 07/03/2017 f	8,942,000	9,440,356
5.462%, 02/16/2021 f	2,402,000	2,728,804
4.570%, 04/27/2023 f	1,000,000	1,092,534
7.045%, 06/20/2036 f	4,925,000	6,234,331
Tenet Healthcare Corp.,
6.750%, 06/15/2023 @	1,000,000	957,500
The ADT Corp.:
2.250%, 07/15/2017	22,960,000	23,247,000
4.125%, 04/15/2019	3,000,000	3,165,000
3.500%, 07/15/2022 @	6,900,000	5,968,500
The Dow Chemical Co.:
8.550%, 05/15/2019	14,800,000	17,604,718
4.125%, 11/15/2021	835,000	909,588
The Williams Companies, Inc.:
7.875%, 09/01/2021	1,335,000	1,234,527
3.700%, 01/15/2023	3,000,000	2,242,500
Class A, 7.500%, 01/15/2031	120,000	97,500
7.750%, 06/15/2031	3,500,000	2,896,250
5.750%, 06/24/2044	2,500,000	1,662,500

Thermo Fisher Scientific, Inc.,
3.300%, 02/15/2022 @	7,000,000	7,135,562
Time Warner Cable, Inc.:
8.750%, 02/14/2019	1,132,000	1,325,446
8.250%, 04/01/2019	35,000	40,746
Time Warner Co., Inc.,
7.250%, 10/15/2017	2,300,000	2,492,896
Time Warner, Inc.:
7.625%, 04/15/2031	13,375,000	17,072,465
7.700%, 05/01/2032	7,908,000	10,152,686
4.850%, 07/15/2045 @	12,000,000	12,207,264
Timken Co.,
3.875%, 09/01/2024	18,500,000	18,159,397
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	1,989,452
Transocean, Inc.:
6.500%, 11/15/2020 @ f	9,500,000	6,650,000
7.125%, 12/15/2021 f	5,500,000	3,712,500
4.300%, 10/15/2022 f	5,000,000	2,762,500
6.800%, 03/15/2038 f	878,000	439,000
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013 through 03/14/2016, Cost $37,002,288) * f	37,405,000	37,191,792
TTX Co.,
3.900%, 02/01/2045 (Acquired 01/26/2015, Cost $25,121,134) *	25,325,000	23,731,526
Tyco Electronics Group SA:
6.550%, 10/01/2017 f	5,243,000	5,601,841
3.900%, 02/14/2026 f	10,000,000	10,377,520
7.125%, 10/01/2037 f	500,000	652,118
Ultramar Diamond Shamrock Corp.,
7.200%, 10/15/2017	7,100,000	7,552,653
Union Pacific Corp.,
3.375%, 02/01/2035	6,000,000	5,780,016
United AirLines, Inc. Pass Through Trust,
Class 91A2, 10.020%, 03/22/2024 ** § †	40,811	11,835
US Airways Pass Through Trust,
Class 981B, 7.350%, 01/30/2018	198,394	207,818
Vale Overseas Ltd.:
6.250%, 01/23/2017 @ f	3,850,000	3,925,845
4.375%, 01/11/2022 @ f	2,700,000	2,298,375
8.250%, 01/17/2034 @ f	425,000	391,000
6.875%, 11/10/2039 f	13,425,000	10,521,844
Valero Energy Corp.:
9.375%, 03/15/2019	19,606,000	23,378,743
6.625%, 06/15/2037	5,000,000	5,423,325
Verisk Analytics, Inc.,
4.000%, 06/15/2025	10,000,000	10,073,950
Verizon Communications, Inc.:
6.400%, 09/15/2033	30,175,000	37,115,220
4.272%, 01/15/2036 @	19,649,000	19,550,598
Viacom, Inc.,
2.750%, 12/15/2019	10,000,000	10,184,320
Visa, Inc.,
4.300%, 12/14/2045	9,075,000	9,928,123
Viterra, Inc.,
5.950%, 08/01/2020 (Acquired 03/18/2015, Cost $7,634,466) * f	7,000,000	6,650,000
Vodafone Group PLC,
6.150%, 02/27/2037 f	500,000	562,848
Vrx Escrow Corp.,
5.875%, 05/15/2023 (Acquired 05/12/2015, Cost $5,096,220) * @ f	5,000,000	3,918,750
Vulcan Materials Co.:
7.000%, 06/15/2018	2,435,000	2,672,413
4.500%, 04/01/2025	3,000,000	3,082,500
7.150%, 11/30/2037	500,000	555,000
Walgreen Co.,
5.250%, 01/15/2019	2,482,000	2,687,003
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	8,060,000	8,299,584
3.800%, 11/18/2024	10,000,000	10,290,030
Wal-Mart Stores, Inc.,
3.300%, 04/22/2024 @	12,000,000	12,941,292
Waste Management, Inc.,
3.900%, 03/01/2035 @	5,000,000	4,853,430
Weatherford International Ltd.:
4.500%, 04/15/2022 @ f	5,020,000	4,028,550
6.750%, 09/15/2040 f	1,250,000	887,500
Western Gas Partners LP,
5.375%, 06/01/2021	18,000,000	17,417,322
Westvaco Corp.:
9.750%, 06/15/2020	1,060,000	1,314,504
8.200%, 01/15/2030	2,790,000	3,593,933
Weyerhaeuser Co.,
7.375%, 10/01/2019	11,865,000	13,617,093

Williams Partners LP:
5.250%, 03/15/2020	2,000,000	1,916,598
6.300%, 04/15/2040	1,590,000	1,312,946
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Acquired 02/26/2015, Cost $14,991,300) * f	15,000,000	13,934,310
WPX Energy, Inc.,
6.000%, 01/15/2022 @	4,000,000	2,920,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (Acquired 05/15/2013, Cost $4,000,000) * @	4,000,000	3,600,000
Xerox Corp.,
6.750%, 02/01/2017	10,517,000	10,901,891
Yara International ASA,
7.875%, 06/11/2019 (Acquired 12/03/2012 through 10/31/2013, Cost $6,774,381) * f	5,880,000	6,674,000
Zoetis, Inc.:
3.450%, 11/13/2020	11,885,000	12,209,912
3.250%, 02/01/2023	7,289,000	7,207,976
4.500%, 11/13/2025	16,000,000	17,109,856
		2,538,392,010	24.8%
Total Corporate Bonds		4,991,021,731	48.7%

Other Government Related Securities
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (Acquired 12/06/2012, Cost $3,273,120) * f	3,000,000	2,880,000
5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $4,000,000) * f	4,000,000	3,360,000
CNOOC Curtis Funding No.1 Pty Ltd.,
4.500%, 10/03/2023 (Acquired 02/26/2014, Cost $5,034,491) * f	5,000,000	5,299,560
CNOOC Finance 2013 Ltd.,
3.000%, 05/09/2023 f	2,415,000	2,337,623
CNOOC Ltd.,
3.500%, 05/05/2025	21,075,000	20,726,504
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	4,450,000	4,601,402
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	2,028,108
CNPC HK Overseas Capital Ltd.,
5.950%, 04/28/2041 (Acquired 04/20/2011, Cost $978,120) * f	1,000,000	1,231,728
Comision Federal de Electricidad,
5.750%, 02/14/2042 (Acquired 02/08/2012, Cost $5,116,800) * f	5,200,000	5,018,000
Corp Andina de Fomento,
4.375%, 06/15/2022 f	3,956,000	4,346,299
Electricite de France SA,
4.750%, 10/13/2035 (Acquired 10/07/2015, Cost $9,790,200) * f	10,000,000	10,169,150
Export-Import Bank of Korea:
2.250%, 01/21/2020 f	14,000,000	14,116,536
4.000%, 01/29/2021 f	2,400,000	2,612,626
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	490,000	633,286
Korea Expressway Corp.,
1.625%, 04/28/2017 (Acquired 04/22/2014 through 02/12/2015, Cost $2,942,070) * f	2,950,000	2,954,522
Korea National Oil Corp.,
3.125%, 04/03/2017 (Acquired 02/18/2015, Cost $8,208,220) * f	8,100,000	8,234,549
Nexen Energy ULC,
7.500%, 07/30/2039 f	6,175,000	7,977,606
Petrobras Global Finance BV,
3.000%, 01/15/2019 f	3,000,000	2,578,272
Petrobras International Finance Co. SA:
7.875%, 03/15/2019 f	5,000,000	4,795,000
5.375%, 01/27/2021 f	3,200,000	2,645,216
Petroleos Mexicanos:
4.875%, 01/24/2022 @ f	6,500,000	6,451,250
4.250%, 01/15/2025 f	15,000,000	13,893,750
4.500%, 01/23/2026 f	4,500,000	4,191,750
6.500%, 06/02/2041 f	4,000,000	3,766,000
PTT PCL,
3.375%, 10/25/2022 (Acquired 10/19/2012, Cost $4,958,500) * @ f	5,000,000	5,097,510
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,600,702
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $19,915,200) * f	20,000,000	20,083,340
3.250%, 04/28/2025 (Acquired 04/21/2015, Cost $19,804,400) * f	20,000,000	19,847,720
State Bank of India,
4.125%, 08/01/2017 (Acquired 07/25/2012, Cost $6,939,800) * f	7,000,000	7,188,867
The Korea Development Bank:
2.250%, 05/18/2020 f	7,200,000	7,286,343
3.000%, 09/14/2022 f	4,400,000	4,579,049
		202,532,268	2.0%
Taxable Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	687,556
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,858,925
7.155%, 03/01/2027	1,700,000	2,048,245
California School Finance Authority,
5.041%, 07/01/2020	1,500,000	1,657,710

Camden County Improvement Authority,
7.747%, 07/01/2034 (Callable 07/01/2020)	1,100,000	1,315,490
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,721,400
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,000,000	7,520,660
City of Weyauwega WI Sewerage System Revenue,
3.150%, 05/01/2017 (Callable 05/02/2016)	5,700,000	5,700,114
City of Williston ND,
3.100%, 07/15/2025 (Callable 07/15/2016)	8,935,000	8,950,636
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,502,075
County of Contra Costa CA,
5.140%, 06/01/2017	1,300,000	1,343,914
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	1,000,000	1,064,680
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	875,000	280,009
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 05/02/2016)	2,535,000	2,547,650
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,715,000	1,770,309
3.750%, 07/01/2034 (Callable 07/01/2023)	6,005,000	6,270,721
New Jersey Economic Development Authority:
1.802%, 06/15/2017	15,000,000	15,019,650
3.375%, 06/15/2017	13,000,000	13,086,840
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	5,740,000	5,950,428
2.812%, 07/01/2035 (Callable 01/01/2024)	7,550,000	7,799,226
North East Independent School District/TX,
5.240%, 08/01/2027	3,000,000	3,628,320
Port of Oakland,
5.000%, 11/01/2020 (Callable 11/01/2017)	2,900,000	3,080,496
Rhode Island Housing & Mortgage Finance Corp./RI,
2.913%, 10/01/2039 (Callable 10/01/2023)	3,080,000	3,075,010
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	1,825,000	2,308,552
State of Illinois,
5.163%, 02/01/2018	3,000,000	3,124,920
State Public School Building Authority,
5.000%, 09/15/2027	1,998,000	2,125,692
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,439,141
Town of Davie FL Water & Sewer Revenue,
6.599%, 10/01/2030 (Callable 10/01/2020)	1,000,000	1,169,710
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,180,717
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,208,627
		115,437,423	1.1%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	57,256	57,696
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	40,054	42,334
5.000%, 05/01/2021	73,957	78,178
6.000%, 06/01/2021	15,463	16,727
3.000%, 05/01/2027	9,327,914	9,787,975
6.500%, 12/01/2028	26,436	30,997
6.500%, 06/01/2029	11,504	13,554
3.000%, 10/01/2030	56,324,866	59,071,761
5.000%, 03/01/2036	6,995,314	7,742,030
5.500%, 04/01/2037	227,019	254,316
5.500%, 04/01/2038	121,120	135,560
5.500%, 05/01/2038	255,698	286,072
5.500%, 01/01/2039	33,747,777	38,071,718
4.500%, 11/01/2039	1,349,648	1,468,830
4.500%, 11/01/2039	4,303,247	4,684,300
4.500%, 08/01/2040	4,324,323	4,711,953
4.500%, 08/01/2040	6,300,216	6,865,136
3.500%, 06/01/2042	10,496,080	10,999,533
3.500%, 07/01/2042	36,932,268	38,703,789
3.000%, 08/01/2042	30,856,295	31,646,729
3.000%, 11/01/2042	74,306,300	76,319,955
3.000%, 02/01/2043	9,889,113	10,142,393
3.000%, 04/01/2043	18,505,801	19,007,222
3.000%, 04/01/2043	12,175,289	12,485,879
3.000%, 06/01/2043	16,529,413	16,949,382
3.000%, 08/01/2043	25,320,819	25,961,552
3.500%, 08/01/2044	46,399,903	48,608,411
4.000%, 09/01/2044	28,699,392	30,644,868
4.000%, 10/01/2044	36,424,357	39,115,500
4.000%, 02/01/2045	29,761,871	31,779,371
3.500%, 06/01/2045	40,542,409	42,695,538
3.500%, 01/01/2046	47,987,669	50,435,625

Federal Home Loan Mortgage Corp. (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	2,372	2,649
Series 136, Class E, 6.000%, 04/15/2021	4,790	5,041
Series 1122, Class G, 7.000%, 08/15/2021	6,229	6,700
Series 1186, Class I, 7.000%, 12/15/2021	11,790	13,086
Federal National Mortgage Association (FNMA):
Series 1989-94, Class G, 7.500%, 12/25/2019	3,016	3,215
Series 1990-15, Class J, 7.000%, 02/25/2020	7,480	7,815
Series 1991-21, Class J, 7.000%, 03/25/2021	2,166	2,324
Series 1991-43, Class J, 7.000%, 05/25/2021	33,117	36,109
Series 1991-65, Class Z, 6.500%, 06/25/2021	30,172	31,891
Series 2804, Class VC, 5.000%, 07/15/2021	120,924	126,200
5.000%, 11/01/2021	244,096	254,972
Series 1992-129, Class L, 6.000%, 07/25/2022	73,499	79,436
Series 1993-32, Class H, 6.000%, 03/25/2023	18,563	20,059
Series 1993-58, Class H, 5.500%, 04/25/2023	85,696	92,555
3.000%, 04/01/2027	17,240,028	18,052,146
2.500%, 12/01/2027	25,506,283	26,306,256
5.000%, 05/01/2028	74,944	82,834
6.500%, 09/01/2028	19,747	23,008
6.500%, 02/01/2029	42,212	48,278
4.500%, 07/01/2030	8,149,760	8,916,619
3.000%, 08/01/2030	45,351,401	47,543,290
4.000%, 11/01/2031	33,814,868	36,437,655
5.500%, 01/01/2032	16,664	18,821
5.000%, 09/01/2033	24,365,566	27,083,746
4.500%, 10/01/2033	46,266,055	50,721,862
4.000%, 01/01/2034	22,668,717	24,448,888
5.500%, 04/01/2034	1,329,954	1,505,132
5.500%, 04/01/2034	1,242,861	1,406,573
Series 2004-90, Class LH, 5.000%, 04/25/2034	1,709,350	1,783,308
4.000%, 09/01/2034	32,558,823	35,111,682
5.500%, 09/01/2034	41,553	47,063
5.000%, 02/01/2035	33,466,781	37,191,382
5.000%, 02/01/2035	29,946,568	33,285,117
5.500%, 02/01/2035	20,403	23,104
5.000%, 04/01/2035	2,388,799	2,650,489
5.000%, 07/01/2035	6,987,346	7,758,813
5.000%, 02/01/2036	4,406,707	4,884,379
5.000%, 03/01/2036	1,985,428	2,200,397
5.500%, 04/01/2036	6,688,131	7,540,607
6.000%, 05/01/2038	11,404,516	13,005,621
4.500%, 01/01/2040	14,807,846	16,133,520
5.000%, 06/01/2040	27,308,653	30,276,061
4.000%, 08/01/2040	1,953,290	2,092,932
4.500%, 08/01/2040	9,191,818	10,031,813
4.500%, 08/01/2040	24,121,669	26,323,564
4.000%, 10/01/2040	1,334,503	1,429,755
4.000%, 12/01/2040	5,702,823	6,196,986
3.500%, 01/01/2041	3,248,146	3,412,762
4.000%, 01/01/2041	7,320,867	7,843,811
3.500%, 02/01/2041	3,624,878	3,808,469
3.500%, 03/01/2041	27,502,633	28,895,654
4.500%, 07/01/2041	11,853,001	12,932,288
3.500%, 09/01/2041	56,155,956	59,001,972
4.000%, 09/01/2041	6,178,333	6,620,577
3.500%, 11/01/2041	31,383,675	32,974,386
4.000%, 12/01/2041	26,954,349	28,884,951
4.000%, 01/01/2042	51,315,340	54,941,536
4.500%, 01/01/2042	20,686,099	22,562,483
3.000%, 05/01/2042	5,150,757	5,295,204
3.500%, 05/01/2042	29,479,522	30,979,678
3.500%, 06/01/2042	11,914,631	12,520,291
3.500%, 08/01/2042	17,748,283	18,649,121
3.000%, 03/01/2043	9,708,000	9,980,368
3.000%, 05/01/2043	41,368,204	42,526,744
3.000%, 06/01/2043	42,523,941	43,713,737
3.000%, 07/01/2043	25,461,780	26,172,873
3.000%, 08/01/2043	11,954,841	12,288,103
4.500%, 09/01/2043	14,558,204	15,879,409
4.000%, 01/01/2045	29,020,564	31,090,026
4.000%, 02/01/2045	39,980,339	42,953,036
4.000%, 03/01/2045	17,399,336	18,690,788
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	29,920	34,160
6.500%, 01/20/2029	14,662	17,236
6.000%, 11/20/2033	21,616	24,902
5.000%, 07/20/2040	1,290,962	1,428,120
4.000%, 06/20/2042	24,109,531	25,924,110
3.500%, 09/20/2042	14,678,376	15,555,485
3.000%, 04/20/2045	22,870,025	23,721,762
3.500%, 04/20/2045	51,895,810	54,915,828
4.000%, 05/20/2045	42,021,744	44,942,325
3.500%, 06/20/2045	42,182,950	44,637,739
		1,883,878,571	18.4%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	1,529,641	1,529,555
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	400,481	401,549
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 06/29/2015, Cost $17,106) *	17,467	17,045
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	494,800	483,756
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	360,860	391,384
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	9,738,205	10,058,302
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2035 §	10,894,227	10,672,622
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 §	4,961,420	4,609,153
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	678,159	649,881
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 §	5,915,850	5,526,360
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	775,117	621,078
Banc of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	11,298	11,347
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	517,195	525,443
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	129,261	129,885
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	3,845,952	3,901,856
Series 2004-8, Class 3A1, 5.500%, 09/25/2019 §	720,418	702,574
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	6,239	6,326
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	525,955	533,663
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	472,651	470,144
Series 2005-8, Class 5A1, 5.500%, 09/25/2020 §	113,571	111,865
Series 2007-1, Class 1A1, 5.839%, 04/25/2022	530,176	521,423
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	3,966,786	4,004,449
Series 2003-11, Class 1A1, 6.000%, 01/25/2034	5,256,238	5,381,689
Series 2004-2, Class 1A1, 6.000%, 03/25/2034	3,421,019	3,521,131
Series 2004-5, Class 1A1, 6.000%, 06/25/2034	12,807,143	13,321,582
Series 2004-6, Class 1A1, 6.000%, 07/25/2034	12,429,223	12,933,341
Series 2004-10, Class 1CB1, 6.000%, 11/25/2034	20,364,808	21,349,723
Series 2004-11, Class 1CB1, 6.000%, 12/25/2034	19,350,145	20,430,295
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 §	1,467,607	1,330,597
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	31,101	27,946
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035 §	11,186,820	10,616,247
Series 2007-C, Class 1A3, 2.990%, 05/20/2036 §	5,737,385	5,111,581
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046	49,473	40,498
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	438,934	356,110
Series 2007-C, Class 7A5, 0.732%, 05/20/2047	5,677,001	4,588,454
Banc of America Mortgage Trust,
Series 2003-L, Class 2A1, 2.913%, 01/25/2034	3,858,333	3,826,519
Chase Mortgage Finance Trust:
Series 2006-A1, Class 2A3, 2.671%, 09/25/2036 §	1,395,334	1,234,037
Series 2007-A1, Class 2A3, 2.653%, 02/25/2037	4,072,309	4,052,676
Series 2007-A1, Class 3A1, 2.782%, 02/25/2037	7,349,446	7,235,669
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	899,660	882,506
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036	9,841,462	9,935,403
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	2,049,322	1,795,163
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 2.870%, 10/25/2035	29,383,426	28,929,484
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	609,693	590,998
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 §	6,660,412	5,992,641
Countrywide Alternative Loan Trust,
Series 2006-J5, Class 3A1, 4.833%, 07/25/2021	23,413	23,080
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	317,098	314,181
Deutsche Alt-A Securities Inc Mortgage Loan Trust,
Series 2005-3, Class 4A5, 5.250%, 06/25/2035	4,456,937	4,522,900
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2006-AF1, Class A3, 0.613%, 04/25/2036	240,964	240,393
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	154,933	154,304
Series 2004-AA1, Class A1, 2.375%, 06/25/2034	8,953,562	8,687,020
Series 2005-AA2, Class 2A1, 2.655%, 04/25/2035	4,439,386	4,303,397
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	550,436	469,398
GSAA Home Equity Trust:
Series 2004-6, Class A1, 1.233%, 06/25/2034	4,530,575	4,338,577
Series 2007-8, Class A3, 0.883%, 08/25/2037	12,416,823	11,048,525
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	770,256	782,070
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	5,248,410	5,492,507
Series 2005-AR2, Class 2A1, 2.992%, 04/25/2035	7,391,116	7,317,997
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 0.703%, 10/25/2035	14,426,609	13,161,538
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	1,508,747	1,487,379
Series 2006-A1, Class 2A1, 2.760%, 03/25/2036 §	141,444	116,570
Series 2006-S3, Class A3A, 6.000%, 08/25/2036 §	977,331	935,137
Series 2007-S1, Class A1, 0.713%, 04/25/2047	11,794,966	10,486,475
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021	188,654	187,914
Series 2006-A2, Class 3A3, 2.744%, 04/25/2036 §	3,549,623	3,217,959
Series 2006-A2, Class 2A1, 2.948%, 04/25/2036 §	2,962,335	2,685,761
Series 2006-A7, Class 2A2, 2.781%, 01/25/2037 §	4,661,420	4,099,659
Series 2006-A7, Class 2A4R, 2.781%, 01/25/2037 §	4,243,730	3,710,841
Series 2007-A2, Class 2A3, 2.797%, 04/25/2037	9,166,898	7,978,599
Series 2007-A4, Class 2A3, 3.007%, 06/25/2037 §	10,558,428	9,664,772

MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	87,894	88,330
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	257,015	262,550
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	550,194	561,546
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	54,584	57,099
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	4,876,939	5,142,410
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	3,880,340	4,009,291
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 §	4,662,798	4,081,000
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B, 1.053%, 12/25/2029	14,092,010	13,439,733
Series 2005-A5, Class A3, 2.575%, 06/25/2035	5,497,873	5,354,912
MortgageIT Trust:
Series 2005-4, Class A1, 0.713%, 10/25/2035	10,742,629	9,734,665
Series 2005-5, Class A1, 0.693%, 12/25/2035	9,553,441	8,499,364
RALI Series Trust:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	936,605	931,260
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	846,682	850,738
Series 2004-QS5, Class A5, 4.750%, 04/25/2034	3,592	3,628
Series 2004-QS16, Class 1A1, 5.500%, 12/25/2034	1,467,588	1,472,176
Series 2005-QS2, Class A1, 5.500%, 02/25/2035	383,013	378,606
Series 2005-QS5, Class A1, 0.833%, 04/25/2035 §	4,180,063	3,088,967
Series 2005-QS9, Class A2, 0.933%, 06/25/2035 §	1,768,077	1,391,880
Series 2005-QS11, Class A2, 0.933%, 07/25/2035	7,115,785	5,571,221
Sequoia Mortgage Trust,
Series 2013-6, Class A2, 3.000%, 05/25/2043	15,424,593	15,428,495
Structured Asset Securities Corp.,
Series 2003-31A, Class 2A7, 2.738%, 10/25/2033	2,984,746	2,929,140
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	270,001	281,008
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	40,991	41,495
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	36,770	37,190
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	81,025	82,233
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	8,359	8,493
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	24,581	25,492
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	111,779	114,544
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	6,974,270	7,315,795
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	6,654,006	7,170,392
Series 2005-3, Class 1CB3, 0.883%, 05/25/2035 §	10,138,719	7,968,900
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 §	12,723,073	11,562,650
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 §	91,554	81,900
Wells Fargo Mortgage Backed Securities:
Series 2005-AR16, Class 4A2, 2.757%, 10/25/2035	5,338,963	5,281,207
Series 2006-AR10, Class 5A5, 2.807%, 07/25/2036 §	12,745,276	12,181,171
Series 2006-AR14, Class 2A3, 2.743%, 10/25/2036 §	5,914,422	5,449,930
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-4, Class A15, 6.000%, 04/25/2037 §	10,338,569	10,133,399
		465,803,713	4.5%
Asset Backed Securities
ABFC Trust,
Series 2006-OPT1, Class A3C2, 0.572%, 09/25/2036	11,397,520	10,091,653
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 0.753%, 12/25/2035	13,905,915	13,074,608
Series 2007-1, Class A3, 0.563%, 02/25/2037	8,154,502	7,735,428
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 0.583%, 04/25/2036	14,919,685	13,939,953
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	2,445	2,401
Asset Backed Securities Corp Home Equity Loan Trust,
Series 2006-HE2, Class A1, 0.623%, 03/25/2036	31,318,726	28,286,801
Banc of America Funding Trust,
Series 2005-C, Class A1, 0.672%, 05/20/2035	14,743,078	13,564,716
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	609,701	636,902
Bayview Financial Mortgage Pass-Through Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	144,735	120,452
Bear Stearns Asset Backed Securities I Trust:
Series 2006-HE8, Class 21A2, 0.603%, 10/25/2036	11,359,780	10,719,833
Series 2007-HE5, Class 1A2, 0.613%, 06/25/2047	12,877,163	12,405,360
BMW Floorplan Master Owner Trust,
Series 2015-1A, Class A, 0.936%, 07/15/2020 (Acquired 07/15/2015, Cost $14,925,000) *	14,925,000	14,931,009
Carrington Mortgage Loan Trust:
Series 2005-FRE1, Class A6, 0.813%, 12/25/2035	17,490,994	16,846,563
Series 2006-NC1, Class A3, 0.643%, 01/25/2036	6,729,490	6,489,123
Series 2006-OPT1, Class A3, 0.613%, 02/25/2036	8,656,004	8,414,438
Series 2006-NC2, Class A2, 0.523%, 06/25/2036	1,501,204	1,491,812
Chase Issuance Trust,
Series 2015-A5, Class A5, 1.360%, 04/15/2020	35,796,000	35,894,403
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	8,366,853
Citicorp Residential Mortgage Trust:
Series 2006-2, Class A4, 5.775%, 09/25/2036	6,881,382	7,113,621
Series 2006-3, Class A4, 5.703%, 11/25/2036	3,522,398	3,652,740
Series 2007-1, Class A6, 5.702%, 03/25/2037	253,623	263,417
Series 2007-2, Class A4, 5.441%, 06/25/2037	52,616,670	54,459,011
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH1, Class A3, 0.572%, 01/25/2037	3,855,346	3,800,223

Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 §	7,057	6,515
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	1,480	1,507
Series 1998-3, Class A5, 6.220%, 03/01/2030	296,483	312,203
Series 1998-4, Class A5, 6.180%, 04/01/2030	133,185	140,560
Countrywide Asset-Backed Certificates:
Series 2007-4, Class A3, 5.352%, 10/25/2032 §	697,561	636,786
Series 2004-12, Class AF6, 4.634%, 03/25/2035	241,839	247,721
Series 2004-15, Class AF6, 4.613%, 04/25/2035	192,295	193,178
Series 2005-7, Class AF6, 4.693%, 10/25/2035	672,883	686,161
Series 2005-10, Class AF6, 4.599%, 02/25/2036	1,662,425	1,690,856
Series 2005-11, Class AF3, 4.778%, 02/25/2036	982,110	1,000,774
Series 2005-13, Class 3AV3, 0.686%, 04/25/2036	1,176,529	1,169,606
Series 2005-13, Class AF3, 4.839%, 04/25/2036 §	1,604,585	1,424,496
Series 2006-S9, Class A3, 5.728%, 08/25/2036	89,636	89,638
Series 2006-13, Class 1AF3, 4.635%, 01/25/2037 §	109,043	152,491
Series 2006-10, Class 1AF3, 4.816%, 09/25/2046 §	1,073,260	965,731
Series 2006-9, Class 1AF3, 4.863%, 10/25/2046 §	436,922	395,195
Credit-Based Asset Servicing and Securitization LLC:
Series 2005-CB8, Class AF2, 4.131%, 12/25/2035	1,177,538	1,163,072
Series 2007-CB4, Class A1A, 0.526%, 04/25/2037	6,750,276	6,015,340
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036	36,575	35,994
Enterprise Fleet Financing LLC,
Series 2015-2, Class A2, 1.590%, 02/22/2021 (Acquired 07/22/2015 through 10/20/2015, Cost $10,672,295) *	10,675,000	10,654,988
First Franklin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 0.633%, 02/25/2036	17,543,329	16,791,892
Series 2006-FF4, Class A2, 0.626%, 03/25/2036	5,657,086	5,429,507
Series 2006-FF15, Class A5, 0.593%, 11/25/2036	11,161,131	9,737,711
Ford Credit Auto Owner Trust,
Series 2016-1, Class A, 2.310%, 08/15/2027 (Acquired 02/23/2016 through 03/29/2016, Cost $32,616,142) *	32,625,000	32,640,706
GE Capital Mortgage Services Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	697	700
GSAMP Trust,
Series 2005-AHL2, Class A3, 0.673%, 12/25/2035	9,330,788	8,638,080
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.603%, 08/25/2036	487,287	480,058
HSI Asset Securitization Corp. Trust:
Series 2006-OPT4, Class 2A3, 0.593%, 03/25/2036	5,266,396	4,815,189
Series 2007-WF1, Class 2A3, 0.603%, 05/25/2037	19,001,506	18,065,845
J.P. Morgan Mortgage Acquisition Trust:
Series 2007-CH1, Class AV5, 0.676%, 11/25/2036	9,949,684	9,612,966
Series 2007-CH3, Class A3, 0.583%, 03/25/2037	11,508,478	11,406,970
Series 2007-CH5, Class A3, 0.543%, 05/25/2037	1,962,238	1,938,361
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.633%, 01/25/2036	1,863,555	1,793,165
Luminent Mortgage Trust,
Series 2005-1, Class A1, 0.693%, 11/25/2035	15,970,814	14,209,048
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 0.733%, 01/25/2036	7,175,000	6,873,743
Morgan Stanley:
Series 2006-HE2, Class A1, 0.603%, 03/25/2036	13,386,719	12,276,281
Series 2006-HE3, Class A2C, 0.593%, 04/25/2036	1,296,237	1,258,563
Nationstar Home Equity Loan Trust:
Series 2006-B, Class AV3, 0.603%, 09/25/2036	71,652	71,647
Series 2007-C, Class 2AV2, 0.563%, 06/25/2037	12,256,469	11,969,659
Navistar Financial Dealer Note Master Owner Trust II,
Series 2015-1, Class A, 1.836%, 06/25/2020 (Acquired 07/22/2015 through 08/26/2015, Cost $32,067,008) *	32,070,000	31,761,349
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	20,893	21,533
OneMain Financial Issuance Trust:
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 02/05/2016, Cost $11,563,328) *	11,600,000	11,554,728
Series 2015-2A, Class A, 2.570%, 07/18/2025 (Acquired 03/22/2016, Cost $2,460,547) *	2,500,000	2,466,081
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4, Class A3, 0.693%, 11/25/2035	272,288	270,265
RAMP Series Trust:
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032	2,507,159	2,497,953
Series 2003-RS10, Class AI7, 4.850%, 11/25/2033	10,599	10,642
Series 2006-NC2, Class A2, 0.623%, 02/25/2036	12,982,765	12,640,428
Series 2006-RS4, Class A3, 0.603%, 07/25/2036	6,415,151	6,227,317
RASC Series Trust:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	23,857	23,135
Series 2003-KS9, Class AI6, 4.710%, 11/25/2033	52,558	50,418
Series 2006-EMX2, Class A2, 0.633%, 02/25/2036	2,799,066	2,781,245
Series 2006-EMX2, Class A3, 0.733%, 02/25/2036	11,596,000	11,055,929
Series 2007-KS1, Class A3, 0.583%, 01/25/2037	4,018,009	3,646,832
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035	82,095	83,314
Series 2005-2, Class AF6, 4.781%, 08/25/2035	3,719,030	3,804,354
Series 2005-3, Class AF3, 4.814%, 11/25/2035	1,316,789	1,327,516
Series 2006-2, Class AF3, 5.797%, 08/25/2036	16,259,637	9,426,730
Series 2006-3, Class AF2, 5.580%, 11/25/2036	10,843,498	5,510,788
Series 2007-1, Class AF2, 5.512%, 04/25/2037	481,905	222,805
Series 2007-1, Class AF3, 5.612%, 04/25/2037	289,143	136,107
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,461,860	644,917
Security National Mortgage Co.,
Series 2005-1A, Class AF1, 4.670%, 02/25/2035 (Acquired 06/29/2015, Cost $1,971) *	1,972	1,968

Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 0.693%, 12/25/2035	8,214,616	8,067,265
Series 2006-OPT4, Class 2A3, 0.583%, 06/25/2036	5,735,130	5,188,353
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 1.103%, 10/25/2035	3,451,462	3,351,651
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 06/11/2015 through 12/03/2015, Cost $33,993,727) *	33,925,745	33,834,271
TCF Auto Receivables Owner Trust:
Series 2015-1A, Class A3, 1.490%, 12/16/2019 (Acquired 06/03/2015, Cost $16,074,878) *	16,075,000	16,032,883
Series 2014-1A, Class A4, 1.560%, 01/15/2020 (Acquired 05/29/2015 through 01/26/2016, Cost $10,801,260) *	10,850,000	10,813,286
		650,748,286	6.4%
Commercial Mortgage-Backed Securities
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	5,000,000	5,371,031
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	25,842,000	27,470,827
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	23,325,000	25,632,206
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	30,063,000	31,613,929
Series 2014-CR18, Class A4, 3.550%, 07/15/2047	5,000,000	5,284,829
Series 2014-CCRE20, Class ASB, 3.305%, 11/10/2047	12,000,000	12,593,455
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	2,275,000	2,520,115
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	40,164,000	40,919,260
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	14,524,873	15,561,392
Series 2014-GC20, Class AAB, 3.655%, 04/10/2047	14,620,000	15,597,726
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class ASB, 2.437%, 12/15/2047	3,450,000	3,500,408
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A4, 2.694%, 04/15/2046	10,150,000	10,308,287
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	22,075,000	22,756,672
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	19,950,000	20,432,578
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class A3, 3.928%, 01/15/2047	23,700,000	25,876,942
Series 2014-C25, Class A5, 3.672%, 11/15/2047	34,585,000	36,997,145
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	30,940,000	32,349,726
Series 2012-C6, Class A4, 2.858%, 11/15/2045	32,035,000	32,905,817
Series 2013-C10, Class A3, 3.966%, 07/15/2046	43,985,000	47,963,311
Series 2013-C11, Class A3, 3.960%, 08/15/2046	19,100,000	20,771,846
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A3, 3.986%, 07/15/2046	13,600,000	14,901,083
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	15,049,000	15,379,732
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/15/2045	12,000,000	12,466,961
Series 2012-C6, Class A4, 3.440%, 04/15/2045	19,016,000	20,176,699
Series 2013-C18, Class A4, 3.896%, 12/15/2046	21,950,000	23,884,761
Series 2014-C24, Class A5, 3.607%, 11/15/2047	20,000,000	21,218,426
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	10,500,000	11,223,228
		555,678,392	5.4%
Total Long-Term Investments (Cost $10,006,943,855)		10,035,690,094	97.9%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.39% «	151,462,638	151,462,638
Short-Term Investments Trust - Liquid Assets Portfolio, 0.46% «	200,000,000	200,000,000
Total Short-Term Investments (Cost $351,462,638)		351,462,638	3.4%

INVESTMENT PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Company
Mount Vernon Securities Lending Trust Prime Portfolio, 0.54% «	270,924,505	270,924,505
Total Investment Company (Cost $270,924,505)		270,924,505	2.7%
Total Investment Purchased With Cash Proceeds From
Securities Lending (Cost $270,924,505)		270,924,505	2.7%
Total Investments (Cost $10,629,330,998)		10,658,077,237	104.0%
Liabilities in Excess of Other Assets		(406,691,105)	(4.0)%
TOTAL NET ASSETS		$10,251,386,132	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction;
resale to the public may require registration or or may extend only to qualified institutional buyers.  At March 31, 2016, the value of these securities total
$1,709,732,194, which represents 16.68% of total net assets.

**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2016.
f	Foreign Security
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
«	7-Day Yield

Baird Core Plus Bond Fund
Schedule of Investments, March 31, 2016 (Unaudited)
Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$1,170,589,710	$-	$1,170,589,710
Corporate Bonds	-	4,991,009,896	11,835	4,991,021,731
Other Government Related Securities	-	202,532,268	-	202,532,268
Taxable Municipal Bonds	-	115,437,423	-	115,437,423
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	1,883,878,571	-	1,883,878,571
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	465,803,713	-	465,803,713
Asset Backed Securities	-	650,748,286	-	650,748,286
Commercial Mortgage-Backed Securities	-	555,678,392	-	555,678,392
Total Long-Term Investments	-	10,035,678,259	11,835	10,035,690,094

Short-Term Investments
Money Market Mutual Funds	351,462,638	-	-	351,462,638
Total Short-Term Investments	351,462,638	-	-	351,462,638

Investment Purchased with Cash
Proceeds from Securities Lending
Investment Company	270,924,505	-	-	270,924,505
Total Investment Purchased with
Cash Proceeds from Securities Lending	270,924,505	-	-	270,924,505

Total Investments	$622,387,143	$10,035,678,259	$11,835	$10,658,077,237

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2015	$14,727
Accrued discounts/premiums	-
Realized gain (loss)	5,435
Change in unrealized appreciation (depreciation)	1,645
Purchases	-
Sales	(9,972)
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2016	$11,835

* Transfers between levels are recognized at the end of the reporting period.

Baird Short-Term Municipal Bond Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Principal		% of
LONG-TERM INVESTMENTS	Amount	Value	Net Assets
Municipal Bonds
Alabama
State of Alabama Docks Department,
5.000%, 10/01/2022 (Callable 10/01/2016)	$25,000	$25,471	0.1%
Alaska
Alaska Housing Finance Corp.,
4.000%, 06/01/2040 (Callable 06/01/2021)	70,000	72,850	0.4%
Arizona
Arizona Health Facilities Authority,
4.625%, 07/01/2019	30,000	33,325
Arizona Transportation Board:
5.000%, 07/01/2017	25,000	26,336
5.000%, 07/01/2025 (Pre-refunded to 07/01/2019)	250,000	282,473
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	50,000	57,449
Pima County AZ Revenue Bonds,
3.500%, 12/01/2016	20,000	20,323
State of Arizona,
5.000%, 10/01/2017	50,000	53,117
Vistancia Community Facilities District,
5.000%, 07/15/2021 (Callable 07/15/2020)	150,000	173,154
		646,177	3.4%
Arkansas
City of Jacksonville AR Wastewater Revenue,
4.000%, 12/01/2025 (Callable 06/01/2021)(3)	110,000	120,742
City of Little Rock AR,
2.000%, 03/01/2038 (Callable 03/01/2021)	50,000	50,137
City of Rogers AR,
2.125%, 11/01/2029 (Callable 11/01/2021)	90,000	90,213
Pulaski County Public Facilities Board,
4.000%, 07/01/2017	50,000	51,472
University of Central Arkansas,
2.500%, 09/01/2017 (Insured by AGM)	40,000	40,880
		353,444	1.8%
California
California Health Facilities Financing Authority,
5.000%, 04/01/2020	65,000	71,678
California School Finance Authority:
3.000%, 08/01/2017	50,000	51,236
3.000%, 08/01/2017	100,000	102,473
Jurupa Public Financing Authority,
4.000%, 09/01/2018	25,000	26,380
Los Angeles Unified School District/CA,
4.750%, 07/01/2019 (Callable 07/01/2016)(Insured by AGM)	30,000	30,310
Menlo Park City School District,
0.000%, 07/01/2025 (Callable 07/01/2018)	100,000	67,631
Northern California Transmission Agency Revenue Bond,
0.977%, 05/01/2024 (Callable 04/14/2016)(1)(2)	50,000	50,000
Northern California Gas Authority No. 1,
1.040%, 07/01/2019 (1)	100,000	97,474
Rocklin Unified School District Community Facilities District,
0.000%, 09/01/2022 (Insured by AMBAC)	50,000	42,081
San Diego Community Facilities District No. 3,
5.000%, 09/01/2018	25,000	26,930
Twin Rivers Unified School District,
3.200%, 06/01/2035 (Callable 06/01/2016)(Mandatory Tender Date 06/01/2020)(Insured by AGM)	100,000	100,403
Washington Township Health Care District,
5.000%, 07/01/2017	50,000	52,233
		718,829	3.7%

Colorado
Bromley Park Metropolitan District No. 2,
4.250%, 12/01/2022 (Callable 12/01/2017)	60,000	60,745
City of Golden CO,
4.375%, 12/01/2020 (Callable 12/01/2016)	25,000	25,580
Colorado Educational & Cultural Facilities Authority:
4.000%, 07/01/2018(3)	120,000	127,197
4.000%, 10/01/2020	125,000	136,244
E-470 Public Highway Authority,
0.000%, 09/01/2020	125,000	115,260
Regional Transportation District,
5.000%, 06/01/2025 (Callable 06/01/2020)	100,000	113,184
VDW Metropolitan District No. 2,
1.250%, 12/01/2018 (Insured by AGM)	100,000	100,000
		678,210	3.5%
Connecticut
Connecticut Housing Finance Authority,
4.000%, 11/15/2045 (Callable 05/15/2025)	200,000	217,038
Regional School District No. 8,
5.000%, 05/01/2019 (Callable 05/01/2017)	75,000	78,414
		295,452	1.5%
District of Columbia
District of Columbia:
5.250%, 07/15/2038 (Pre-refunded to 07/15/2018)	295,000	324,287
5.250%, 07/15/2045 (Pre-refunded to 07/15/2018)(Insured by AGM)	170,000	186,878
Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
0.000%, 10/01/2021	30,000	26,375
		537,540	2.8%
Florida
City of Cocoa FL Water & Sewer Revenue,
5.500%, 10/01/2016 (Insured by AMBAC)	15,000	15,363
City of Jacksonville FL,
5.000%, 11/01/2022	50,000	58,556
City of North Port FL,
4.000%, 07/01/2018 (Insured by BAM)	50,000	53,255
City of Port St Lucie FL,
5.250%, 09/01/2022	100,000	120,246
City of Tallahassee FL,
5.000%, 12/01/2019	50,000	56,069
County of Escambia FL,
0.440%, 04/01/2039 (Optional Put Date 03/31/2016)(Callable 03/31/2016)(1)	400,000	400,000
County of Jackson FL,
0.420%, 07/01/2022 (Optional Put Date 03/31/2016)(Callable 03/31/2016)(1)	100,000	100,000
County of Miami-Dade FL,
3.000%, 04/01/2016	10,000	10,000
Florida Municipal Power Agency,
0.508%, 10/01/2021 (Callable 04/07/2016)(Insured by AMBAC)(1)(2)	50,000	46,316
Halifax Hospital Medical Center,
3.000%, 06/01/2017	55,000	56,299
Orange County Health Facilities Authority,
6.250%, 10/01/2021	50,000	58,080
Orange County School Board,
4.500%, 08/01/2020 (Pre-refunded to 08/01/2017)	35,000	36,766
Pasco County School Board,
0.480%, 08/01/2030 (Callable 04/01/2016)(Insured by AMBAC)(1)(2)	100,000	100,000
South Broward Hospital District,
4.000%, 05/01/2016	10,000	10,029
St. Lucie County FL School Board,
5.000%, 10/01/2018 (Insured by AGM)	50,000	54,956
		1,175,935	6.1%
Georgia
Bartow County Development Authority,
2.375%, 09/01/2029 (Mandatory Tender Date 08/10/2017)	185,000	188,019
Burke County Development Authority,
0.510%, 07/01/2049 (Optional Put Date 03/31/2016)(Callable 03/31/2016)(1)	150,000	150,000
Georgia State Road & Tollway Authority,
5.000%, 06/01/2017 (Callable 06/01/2016)	30,000	30,221
Main Street Natural Gas Inc.,
5.000%, 03/15/2019	125,000	137,630

Private Colleges & Universities Authority,
5.000%, 10/01/2020	50,000	56,593
		562,463	2.9%
Idaho
Idaho Housing & Finance Association,
5.000%, 07/15/2018	25,000	27,175	0.1%
Illinois
Chicago O'Hare International Airport:
5.000%, 01/01/2020 (Callable 01/01/2017)(Insured by AGM)	65,000	66,987
5.000%, 01/01/2020	50,000	56,710
Chicago Transit Authority,
5.250%, 12/01/2023 (Callable 12/01/2021)	25,000	28,775
City of Chicago IL:
5.000%, 01/01/2017 (ETM)	20,000	20,645
5.000%, 01/01/2017	30,000	30,545
5.000%, 01/01/2018 (Callable 05/02/2016)(Insured by AGM)	75,000	76,231
City of Chicago IL Wastewater Transmission Revenue,
5.000%, 01/01/2020	50,000	54,921
City of Rockford IL,
4.700%, 12/15/2017 (Insured by AGM)	25,000	26,043
Cook County Community College District No. 508,
4.000%, 12/01/2016	100,000	102,161
Cook County Township High School District No. 227 Rich Township,
4.000%, 12/01/2016 (Insured by AGM)	75,000	76,531
Danville Public Building Commission,
4.000%, 12/01/2019	115,000	124,122
DeWitt Ford & Livingston Etc Counties Community College District No. 540 Heartland,
5.000%, 12/01/2016 (Insured by AGM)	100,000	102,813
Governors State University,
4.000%, 10/01/2020 (Callable 10/01/2017)(Insured by CIFG)	50,000	51,564
Homewood-Flossmoor Park District,
3.000%, 12/01/2017 (Insured by AGM)	50,000	51,221
Illinois Finance Authority,
6.250%, 05/01/2022 (Callable 05/01/2020)	45,000	52,042
Illinois State University,
5.000%, 04/01/2023 (Callable 04/01/2021)	100,000	112,707
Lake County Community High School District No. 117 Antioch,
0.000%, 12/01/2019	140,000	129,332
Lake County Community High School District No. 127 Grayslake,
0.000%, 02/01/2020	150,000	141,349
McHenry & Kane County School District,
0.000%, 01/01/2017	25,000	24,704
Metropolitan Pier & Exposition Authority:
5.300%, 06/15/2018 (Pre-refunded to 06/15/2017)(Insured by NPFGC)	50,000	53,263
5.300%, 06/15/2018 (Callable 06/15/2017)(Insured by NPFGC)	120,000	127,206
Ogle & Winnebago Counties Community Unit School District,
5.000%, 12/01/2021 (Insured by BAM)	150,000	174,120
Public Building Commission of Chicago,
5.000%, 03/01/2020 (Callable 03/01/2017)(Insured by AMBAC)	100,000	102,604
Southern Illinois University,
2.050%, 04/01/2017	60,000	60,654
St. Clair County IL Community Consolidated School District,
0.000%, 12/01/2020	100,000	90,149
State of Illinois:
5.000%, 01/01/2022 (Callable 01/01/2020)	100,000	108,160
5.000%, 01/01/2025 (Callable 05/02/2016)	50,000	50,097
The Illinois Sports Facilities Authority,
0.000%, 06/15/2017 (Insured by AMBAC)	50,000	48,578
Village of Crestwood IL,
4.500%, 12/15/2025 (Callable 12/15/2022)(Insured by BAM)	60,000	65,534
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)(Insured by BAM)	25,000	29,143
Village of Oak Lawn IL,
4.250%, 12/01/2016	30,000	30,661
Western Illinois University,
4.000%, 04/01/2019	50,000	53,127
White County Community Unit School District No. 5,
4.300%, 12/01/2021 (Insured by AGM)	100,000	110,435
Will County School District No. 114 Manhattan,
0.000%, 12/01/2019	50,000	44,522

Wilmette Park District,
3.000%, 12/01/2017	20,000	20,705
		2,498,361	13.0%
Indiana
East Porter County School Building Corp.,
4.000%, 01/15/2018	50,000	52,864
Indiana Bond Bank,
5.250%, 10/15/2019	55,000	61,658
Indiana Finance Authority:
4.500%, 08/15/2016	55,000	55,639
4.000%, 12/01/2017	50,000	52,609
4.000%, 02/01/2018	50,000	52,907
Indianapolis Local Public Improvement Bond Bank,
4.000%, 02/01/2017	45,000	46,245
Pike Township IN School District,
0.000%, 01/15/2017	25,000	25,250
Twin Lakes Regional Sewer District,
3.000%, 01/01/2018 (Insured by AGM)	50,000	51,913
		399,085	2.1%
Iowa
County of Polk IA,
4.000%, 06/01/2016	25,000	25,141
Iowa Finance Authority,
3.500%, 09/01/2017	100,000	100,462
		125,603	0.7%
Kansas
State of Kansas Department of Transportation,
0.694%, 09/01/2019 (1)	125,000	124,195	0.6%
Kentucky
Floyd County School District Finance Corp.,
2.000%, 08/01/2016	10,000	10,037
Kentucky Municipal Power Agency,
1.800%, 09/01/2042 (Callable 03/01/2018)(Mandatory Tender Date 09/01/2018)(1)	50,000	50,051
		60,088	0.3%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	50,000	53,338
4.000%, 11/15/2045 (Callable 11/15/2025)	250,000	272,758
		326,096	1.7%
Maryland
County of Baltimore MD,
5.000%, 09/01/2026 (Pre-refunded to 09/01/2016)	15,000	15,267
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2018	25,000	27,162
Maryland State Transportation Authority,
5.000%, 03/01/2018 (Callable 03/01/2017)	30,000	31,173
		73,602	0.4%
Massachusetts
Eaton Vance Municipal Bond Fund II,
1.450%, 07/01/2019 (Callable 01/01/2017)(1)	100,000	99,968
Massachusetts Development Finance Agency,
2.250%, 12/01/2041 (Pre-refunded to 09/01/2016)	50,000	50,334
Massachusetts Housing Finance Agency,
4.000%, 12/01/2044 (Callable 06/01/2025)	100,000	108,322
		258,624	1.4%
Michigan
City of Detroit MI Water Supply System Revenue,
4.250%, 07/01/2017	55,000	56,945
City of Wyandotte MI Electric System Revenue,
5.000%, 10/01/2023 (Insured by BAM)	100,000	115,134
Comstock Public Schools,
0.000%, 05/01/2016 (Insured by AMBAC)	100,000	99,903
Fraser Public School District,
5.000%, 05/01/2016 (Insured by Q-SBLF)	100,000	100,340
Hudsonville Public Schools,
4.000%, 05/01/2017 (Insured by Q-SBLF)	75,000	77,458
Lowell MI Area Schools,
0.000%, 05/01/2019	100,000	94,982

Michigan Finance Authority,
3.400%, 10/01/2020	100,000	104,188
Michigan State Building Authority:
0.000%, 10/15/2018 (Callable 10/15/2016)	80,000	72,958
0.000%, 10/15/2019 (Pre-refunded to 10/15/2016)	25,000	21,742
0.000%, 10/15/2029 (Callable 10/15/2016)	20,000	10,459
Mount Clemens MI School District,
4.000%, 05/01/2017	100,000	103,093
Saginaw MI City School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	100,000	120,850
South Haven Public Schools,
4.000%, 05/01/2020 (Insured by AGM)	50,000	54,982
Ypsilanti School District/MI,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	54,403
		1,087,437	5.7%
Minnesota
City of Norwood Young America MN,
1.500%, 08/01/2016 (Callable 05/02/2016)	50,000	49,879
Minnesota Housing Finance Agency,
2.900%, 01/01/2025	100,000	102,803
		152,682	0.8%
Mississippi
Mississippi Development Bank:
5.500%, 10/01/2019	75,000	82,896
5.000%, 03/01/2024 (Insured by AGM)	50,000	59,428
		142,324	0.7%
Nebraska
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	50,000	55,331
Douglas County Hospital Authority No. 3,
3.000%, 11/01/2016	50,000	50,638
		105,969	0.6%
Nevada
Las Vegas Valley Water District,
0.470%, 06/01/2036 (Optional Put Date 03/31/2016)(Callable 03/31/2016)(1)	175,000	175,000	0.9%

New Jersey
Landis Sewage Authority,
1.087%, 09/19/2019 (1)(2)	100,000	94,507
New Jersey Economic Development Authority:
4.000%, 06/15/2017	50,000	51,443
2.200%, 02/01/2018 (Callable 08/01/2017)(1)	50,000	49,753
5.000%, 06/15/2023 (Insured by BAM)	50,000	57,472
New Jersey Educational Facilities Authority,
4.500%, 09/01/2021 (Callable 09/01/2016)(Insured by AGM)	100,000	101,396
New Jersey Health Care Facilities Financing Authority:
4.000%, 07/01/2019	105,000	114,136
4.250%, 11/15/2021 (Callable 11/15/2020)	65,000	73,243
5.000%, 07/01/2025 (Insured by AGM)	50,000	60,806
New Jersey State Turnpike Authority,
0.508%, 01/01/2030 (Callable 04/07/2016)(1)(2)	130,000	119,798
New Jersey Transportation Trust Fund Authority,
5.500%, 12/15/2021	75,000	86,441
Roselle Park NJ School District,
3.000%, 02/15/2017	75,000	76,484
Township of Irvington NJ,
0.000%, 07/15/2018	50,000	47,548
		933,027	4.9%
New Mexico
City of Farmington NM,
5.200%, 06/01/2040 (Mandatory Tender Date 06/01/2020)	100,000	111,134
City of Gallup NM,
5.000%, 06/01/2016	20,000	20,123
Santa Fe NM Community College,
0.000%, 08/01/2017	25,000	25,519
State of New Mexico Severance Tax Permanent Fund,
5.000%, 07/01/2017	40,000	42,138
		198,914	1.0%

New York
Build NYC Resource Corp.,
5.000%, 07/01/2016	100,000	101,050
City of New York NY,
0.460%, 08/01/2026 (Callable 04/07/2016)(Insured by AGM)(1)(2)	100,000	100,000
Long Island Power Authority,
4.500%, 12/01/2024 (Callable 06/01/2016)	25,000	25,137
Metropolitan Transportation Authority,
0.880%, 11/01/2022 (Callable 04/14/2016)(Insured by AGM)(1)(2)	250,000	242,210
New York City Industrial Development Agency,
0.000%, 03/01/2017	85,000	84,031
New York City Transit Authority,
1.136%, 01/01/2030 (Callable 04/04/2016)(Insured by AMBAC)(1)(2)	50,000	46,111
New York City Transitional Finance Authority Future Tax Secured Revenue,
5.000%, 11/01/2018	50,000	55,268
New York State Dormitory Authority:
4.000%, 05/15/2017	25,000	25,946
5.000%, 07/01/2017	25,000	26,285
5.000%, 12/15/2021	45,000	53,918
New York State Energy Research & Development Authority,
2.000%, 02/01/2029 (Mandatory Tender Date 05/01/2020)	50,000	49,980
State of New York Mortgage Agency,
4.000%, 10/01/2046 (Callable 04/01/2025)	250,000	273,315
Town of Oyster Bay NY,
3.000%, 03/01/2020 (Insured by AGM)	250,000	262,713
		1,345,964	7.0%
North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022	100,000	116,034
North Carolina Medical Care Commission,
5.000%, 10/01/2019 (Callable 10/01/2017)	55,000	58,531
Raleigh Durham Airport Authority,
5.000%, 05/01/2016	40,000	40,149
University of North Carolina at Chapel Hill,
1.044%, 12/01/2041 (Callable 06/01/2017)(Mandatory Tender Date 12/01/2017)(1)	50,000	49,829
		264,543	1.4%
North Dakota
City of Hazen ND,
2.500%, 07/01/2017 (Callable 01/01/2017)	100,000	100,049
City of Williston ND,
4.000%, 07/15/2018	50,000	52,950
Williston Parks & Recreation District,
3.250%, 03/01/2032 (Callable 04/18/2016)	60,000	60,821
		213,820	1.1%
Ohio
City of Akron OH,
5.000%, 12/01/2016	5,000	5,136
City of Bowling Green OH,
4.500%, 06/01/2019	60,000	63,825
City of Toledo OH,
4.000%, 12/01/2017 (Insured by AGM)	50,000	52,558
County of Crawford OH,
1.430%, 11/01/2017 (Callable 05/01/2017)	100,000	99,876
County of Huron OH,
5.250%, 12/01/2017 (Callable 06/01/2017)	50,000	52,482
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)(Insured by BAM)	50,000	55,412
Lancaster Port Authority,
0.914%, 08/01/2019 (Callable 02/01/2019)(1)	70,000	69,281
Wright State University,
5.000%, 05/01/2016	100,000	100,361
		498,931	2.6%
Oklahoma
Mayes County Independent School District No. 1,
0.850%, 06/01/2017	50,000	49,948
Oklahoma City Industrial & Cultural Facilities Trust,
0.455%, 06/01/2019 (Callable 03/31/2016)(1)(2)	100,000	98,414
		148,362	0.8%

Oregon
City of Portland OR,
4.000%, 02/01/2018	25,000	26,468
Oregon State Facilities Authority,
4.750%, 03/15/2024 (Callable 03/15/2020)	15,000	16,799
State of Oregon Department of Administrative Services,
5.000%, 11/01/2016	25,000	25,617
		68,884	0.4%
Pennsylvania
Bethlehem Parking Authority,
2.000%, 10/01/2018	100,000	101,070
City of Erie PA,
0.000%, 11/15/2018 (ETM)(Insured by AGM)	60,000	58,457
Lancaster Industrial Development Authority,
5.000%, 05/01/2022	45,000	50,867
Montgomery County Industrial Development Authority/PA,
5.000%, 01/15/2018	50,000	52,822
Pennsylvania Economic Development Financing Authority,
5.000%, 03/01/2019	130,000	141,955
Pennsylvania Higher Educational Facilities Authority,
5.000%, 08/15/2024 (Pre-refunded to 08/15/2021)	100,000	119,730
Pennsylvania Turnpike Commission,
1.280%, 12/01/2020 (Callable 06/01/2020)(1)	75,000	74,476
The School District of Philadelphia,
5.000%, 06/01/2016	100,000	100,644
		700,021	3.7%
Puerto Rico
Commonwealth of Puerto Rico:
5.500%, 07/01/2018	50,000	51,805
0.000%, 07/01/2019	50,000	43,619
		95,424	0.5%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	100,000	109,998
Rhode Island Student Loan Authority,
3.000%, 12/01/2016	100,000	101,237
		211,235	1.1%
South Carolina
Easley Combined Utility System,
3.250%, 12/01/2017	50,000	51,960
Scago Educational Facilities Corp for Union School District,
4.000%, 12/01/2017	100,000	105,065
South Carolina Jobs-Economic Development Authority:
4.500%, 11/01/2017	40,000	42,256
5.000%, 11/01/2017 (Pre-refunded to 05/01/2016)(Insured by CIFG)	75,000	75,240
South Carolina State Housing Finance & Development Authority,
4.000%, 07/01/2036 (Callable 07/01/2025)	250,000	271,850
		546,371	2.8%
Tennessee
Metropolitan Government Nashville & Davidson County Health & Educational Facilities,
3.000%, 11/01/2016	25,000	25,277
Tennessee Energy Acquisition Corp.,
5.250%, 09/01/2018	30,000	32,782
		58,059	0.3%
Texas
Barker Cypress Municipal Utility District,
2.000%, 04/01/2016 (Insured by BAM)	35,000	35,000
Bexar Metropolitan Water District,
5.000%, 05/01/2017 (ETM)	45,000	47,098
Brownsville Improvement Corp.,
3.000%, 02/15/2020	25,000	25,934
Central Texas Turnpike System,
5.000%, 08/15/2042 (Callable 04/01/2020)(Mandatory Tender Date 04/01/2020)	100,000	113,461
City of Brownsville TX Utilities System Revenue,
5.000%, 09/01/2016 (Insured by AGM)	25,000	25,436
City of San Antonio TX Water System Revenue,
1.080%, 05/01/2043 (Mandatory Tender Date 11/01/2016)(1)	75,000	75,007

Clifton Higher Education Finance Corp.,
5.000%, 08/15/2016	75,000	75,907
Coastal Water Authority,
4.000%, 12/15/2017	25,000	26,383
County of Denton TX,
2.625%, 07/15/2017	25,000	25,627
Crane County Water District,
3.000%, 02/15/2017	50,000	50,785
Fort Bend County Municipal Utility District No 58,
5.000%, 04/01/2019 (Insured by BAM)(3)	150,000	165,474
Generation Park Management District,
3.000%, 09/01/2018	160,000	165,957
Harlingen Consolidated Independent School District,
5.000%, 08/15/2021 (PSF Guaranteed)	100,000	118,985
Harris County Cultural Education Facilities Finance Corp.,
0.980%, 12/01/2042 (Callable 06/01/2019)(Mandatory Tender Date 12/01/2019)(1)	50,000	49,531
Harris County Municipal Utility District No. 419:
3.000%, 09/01/2017 (Insured by AGM)	25,000	25,668
3.000%, 09/01/2017 (Insured by AGM)	50,000	51,236
Harris County-Houston Sports Authority,
0.000%, 11/15/2017	25,000	24,511
Metropolitan Transit Authority of Harris County,
5.000%, 11/01/2017	25,000	26,678
Mission Texas Economic Development Corporate Revenue Bonds,
1.800%, 12/01/2018	100,000	100,908
New Hope Cultural Education Facilities Corp.,
4.000%, 04/01/2020	50,000	52,791
North Texas Health Facilities Development Corp.,
5.000%, 09/01/2020 (Callable 09/01/2017)(Insured by AGM)	55,000	58,055
North Texas Higher Education Authority, Inc.,
1.512%, 07/01/2030 (1)	45,000	43,772
North Texas Tollway Authority:
5.000%, 01/01/2022	25,000	29,688
1.950%, 01/01/2038 (Mandatory Tender Date 01/01/2019)	100,000	101,445
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	100,000	119,963
Tarrant County Cultural Education Facilities Finance Corp.,
2.100%, 11/15/2017	50,000	49,992
Texas Municipal Gas Acquisition & Supply Corp I:
5.250%, 12/15/2018	105,000	115,475
5.250%, 12/15/2021	50,000	58,762
Trophy Club Public Improvement District No. 1,
0.000%, 06/01/2017 (Insured by AGM)	50,000	49,218
Viridian Municipal Management District,
6.000%, 12/01/2023 (Insured by BAM)	50,000	63,926
		1,972,673	10.3%
Utah
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)	100,000	107,538	0.6%

Virgin Islands
Virgin Islands Public Finance Authority:
4.000%, 10/01/2017	110,000	114,099
5.000%, 10/01/2017	25,000	26,299
5.000%, 09/01/2020	100,000	113,152
		253,550	1.3%
Virginia
Fredericksburg Economic Development Authority,
2.300%, 08/01/2038 (Callable 08/01/2016)(Mandatory Tender Date 02/01/2017)(1)	50,000	50,016	0.3%

Washington
Central Puget Sound Regional Transit Authority,
1.100%, 11/01/2045 (Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(1)	50,000	49,987
Kittitas County School District No. 401 Ellensburg,
3.000%, 12/01/2016	30,000	30,466
Washington Health Care Facilities Authority,
4.000%, 01/01/2018	70,000	73,598
Washington State University,
4.000%, 10/01/2017	40,000	41,952
		196,003	1.0%

Wisconsin
Kaukauna Redevelopment Authority,
4.000%, 06/01/2018	25,000	26,529
Wisconsin Center District:
0.000%, 12/15/2018	80,000	77,007
5.250%, 12/15/2027	15,000	18,167
Wisconsin Health & Educational Facilities Authority:
3.000%, 07/01/2017	100,000	102,857
5.250%, 08/15/2017 (Pre-refunded to 08/15/2016)	25,000	25,423
4.000%, 09/15/2023 (Callable 09/15/2022)	50,000	53,090
5.250%, 04/15/2024 (Callable 04/15/2020)	50,000	57,091
		360,164	1.9%
Total Municipal Bonds (Cost $18,747,050)		18,846,111	98.2%

SHORT-TERM INVESTMENTS	Shares
Money Market Mutual Funds
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.12% «	300,000	300,000
Goldman Sachs Financial Square Funds, 0.11% «	850,000	850,000
Wells Fargo Advantage Municipal Cash Management Money Market Fund/NC, 0.16% «	179,222	179,222
Total Short-Term Investments (Cost $1,329,222)		1,329,222	6.9%

Total Investments (Cost $20,076,272)		20,175,333	105.1%
Liabilities in Excess of Other Assets		(984,288)	(5.1)%
TOTAL NET ASSETS		$19,191,045	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual
CIFG	CIFG Assurance North America, Inc.
ETM	Escrowed to Maturity
NPFGC	National Public Finance Guarantee Corp.
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
(1)	Variable or floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of March 31, 2016.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
«	7-Day Yield

Baird Short-Term Municipal Bond Fund
Schedule of Investments, March 31, 2016 (Unaudited)
Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$94,982	$18,751,129	$-	$18,846,111
Total Municipal Bonds	94,982	18,751,129	-	18,846,111

Short-Term Investments
Money Market Mutual Funds	1,329,222	-	-	1,329,222
Total Short-Term Investments	1,329,222	-	-	1,329,222

Total Investments	$1,424,204	$18,751,129	$-	$20,175,333

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Principal		% of
LONG-TERM INVESTMENTS	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama State Public School & College Authority,
5.000%, 05/01/2019	$1,000,000	$1,122,980
Gulf Shores Alabama,
5.000%, 12/15/2018 (Callable 12/15/2017)(Insured by AGM)	1,080,000	1,156,745
		2,279,725	0.2%
Arizona
Gila County Arizona Unified School District Bonds,
5.250%, 07/01/2027 (Pre-refunded to 07/01/2017)(Insured by AMBAC)	1,000,000	1,056,660	0.1%
Arkansas
Arkansas Development Finance Authority,
5.500%, 12/01/2018 (ETM)	1,000,000	1,088,920	0.1%
California
Bakersfield California Certificates Participation,
0.000%, 04/15/2021 (ETM)	12,380,000	11,524,047
Commerce Community Development Commission,
0.000%, 08/01/2021 (ETM)	670,000	523,377
Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
9.600%, 06/01/2016 (ETM)	3,725,000	3,775,958
Port Oakland California Revenue,
5.000%, 11/01/2017 (Insured by NPFGC)	1,800,000	1,921,680
San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue:
0.000%, 01/01/2020 (ETM)	6,865,000	6,596,510
0.000%, 01/01/2023 (ETM)	14,000,000	12,718,160
San Marcos California Public Facilities Authority Revenue,
0.000%, 09/01/2019 (ETM)	17,395,000	16,672,238
Woodside California Elementary School District Government School Bonds,
5.000%, 10/01/2023 (Pre-refunded to 10/01/2016)(Insured by NPFGC)	1,130,000	1,155,244
		54,887,214	4.6%
Colorado
Colorado Health Facilities Authority,
0.000%, 07/15/2022 (ETM)	4,540,000	4,077,192
Colorado Springs Colorado Hospital Revenue Bonds,
5.000%, 12/15/2032 (Pre-refunded to 12/15/2018)(Insured by AGM)	1,300,000	1,443,026
Colorado Springs Colorado Utilities Revenue Bonds,
5.875%, 11/15/2017 (ETM)	3,230,000	3,395,602
Dawson Ridge Metropolitan District No. 1 Colorado:
0.000%, 10/01/2022 (ETM)	32,895,000	29,435,104
0.000%, 10/01/2022 (ETM)	22,540,000	20,169,243
Regional Transportation District Colorado Sales Tax Revenue,
5.000%, 11/01/2036 (Pre-refunded to 11/01/2016)(Insured by AMBAC)	6,785,000	6,959,239
		65,479,406	5.5%
Connecticut
State of Connecticut,
5.000%, 10/15/2020	4,390,000	5,070,582	0.4%
Delaware
State of Delaware,
5.000%, 03/01/2020	2,000,000	2,311,480	0.2%
District of Columbia
District of Columbia,
5.250%, 07/15/2038 (Pre-refunded to 07/15/2018)	150,000	164,892	0.0%
Florida
Brevard County School District,
5.000%, 07/01/2020 (Callable 07/01/2017)(Insured by AMBAC)	1,925,000	2,021,019
Broward County Florida School Board:
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	9,978,647
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,799,405
County of Palm Beach FL,
5.000%, 11/01/2018 (Pre-refunded to 11/01/2017)	1,000,000	1,066,460
County of St. Lucie Florida,
6.000%, 10/01/2020 (ETM)	6,520,000	7,600,299
Dade County Florida Health Facility Authority Hospital Revenue,
5.750%, 05/01/2021 (ETM)	1,380,000	1,538,590

Escambia County Florida Housing Finance Authority Multifamily Housing Revenue,
0.000%, 10/15/2018 (ETM)	4,130,000	3,998,914
Florida State Board of Education,
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	15,496,572
Florida State Department of Management Services,
5.000%, 08/01/2018	2,500,000	2,737,425
Florida State Mid-Bay Bridge Authority Revenue:
6.875%, 10/01/2022 (ETM)	4,675,000	5,734,588
6.875%, 10/01/2022 (ETM)	3,175,000	3,894,614
Florida State Municipal Power Agency Revenue,
5.000%, 10/01/2017 (Callable 05/02/2016)(ETM)	1,590,000	1,691,585
Gulf Environmental Services Inc. Florida Revenue Bonds,
5.000%, 10/01/2018 (ETM)	830,000	877,152
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,950,000	3,277,804
8.000%, 08/15/2032 (Pre-refunded to 08/15/2019)	2,065,000	2,559,196
Hillsborough County School Board,
5.500%, 07/01/2018 (Insured by NPFGC)	2,000,000	2,201,560
Miami Beach Florida Resort Tax Revenue,
6.250%, 10/01/2022 (ETM)	1,470,000	1,736,349
Miami-Dade County Florida,
4.500%, 10/01/2020	7,100,000	8,077,599
Miami-Dade County Florida School Board,
5.000%, 05/01/2016 (Insured by NPFGC)	3,000,000	3,010,950
Miami-Dade County Florida Water & Sewer Revenue,
5.250%, 10/01/2022 (Insured by AGM)	1,125,000	1,381,792
Orlando Utilities Commission,
6.750%, 10/01/2017 (ETM)	1,125,000	1,186,515
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 09/01/2019)	1,025,000	1,063,612
Seminole County Florida Water & Sewage Revenue,
6.000%, 10/01/2019 (ETM)	4,700,000	5,108,853
Sunrise Florida Utility System Revenue,
5.500%, 10/01/2018 (ETM)	2,480,000	2,638,894
Tampa Bay Water,
5.000%, 10/01/2019 (ETM)	1,630,000	1,852,397
		96,530,791	8.0%
Georgia
Atlanta Development Authority,
5.000%, 09/01/2023 (ETM)	1,825,000	2,265,318
Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
6.375%, 10/01/2028 (ETM)	8,050,000	10,378,221
Gwinnett County Georgia School District,
5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	7,500,000	8,070,075
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	720,000	657,943
0.000%, 12/01/2021 (ETM)	3,510,000	3,207,473
State of Georgia,
5.000%, 07/01/2020 (Callable 07/01/2017)	12,570,000	13,246,643
		37,825,673	3.1%
Illinois
Chicago Illinois Board of Education:
5.000%, 01/01/2017 (Callable 05/02/2016)(Insured by AGM)	395,000	396,268
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by AGM)	4,345,000	4,473,655
6.000%, 01/01/2020 (Insured by NPFGC)	14,745,000	15,769,188
Chicago Public Building Commission,
7.000%, 01/01/2020 (ETM)	1,555,000	1,839,627
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	3,695,000	4,145,975
Cook County Illinois School District No. 100,
8.100%, 12/01/2016 (ETM)	1,430,000	1,500,142
Cook County Illinois School District No. 159,
0.000%, 12/01/2022 (ETM)	2,000,000	1,801,100
County of Du Page IL,
5.600%, 01/01/2021	815,000	918,106
Illinois Finance Authority:
0.000%, 07/15/2023 (ETM)	21,475,000	18,660,057
0.000%, 07/15/2025 (ETM)	30,660,000	25,027,145
6.625%, 11/01/2039 (Pre-refunded to 05/01/2019)	395,000	462,055
Illinois State Toll Highway Authority:
5.000%, 01/01/2026 (Pre-refunded to 07/01/2016)(Insured by AGM)	1,065,000	1,076,545
5.000%, 01/01/2031 (Pre-refunded to 07/01/2016)(Insured by AGM)	2,055,000	2,077,276

Kane County Community Unit School District,
9.000%, 01/01/2023 (Insured by AGM)	3,000,000	4,298,910
Kane McHenry Cook & De Kalb Counties Illinois School District No. 300:
7.750%, 01/01/2017 (ETM)	1,835,000	1,930,567
7.000%, 01/01/2018 (ETM)	5,775,000	6,388,767
7.000%, 01/01/2018 (ETM)	365,000	403,792
7.000%, 01/01/2019 (ETM)	1,755,000	2,040,310
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021 (Insured by AGM)	13,625,000	12,354,605
Lake County Community Consolidated School District No. 50 Woodland,
5.000%, 01/01/2021	1,375,000	1,592,951
Lake County Illinois Community High School District No. 124 Grant,
5.000%, 12/01/2017	1,050,000	1,119,678
Metropolitan Pier & Exposition Authority:
5.500%, 06/15/2016 (ETM)	1,805,000	1,822,508
5.500%, 12/15/2023 (ETM)	2,250,000	2,703,218
Regional Transportation Authority Illinois:
7.750%, 06/01/2020 (Insured by NPFGC)	865,000	965,202
6.700%, 11/01/2021 (Insured by NPFGC)	1,060,000	1,228,646
6.000%, 07/01/2022 (Insured by NPFGC)	4,705,000	5,878,662
Southern Illinois University Revenue:
5.250%, 04/01/2018 (Insured by NPFGC)	1,075,000	1,159,646
5.250%, 04/01/2019 (Insured by NPFGC)	1,390,000	1,548,279
State of Illinois:
5.000%, 01/01/2019 (Insured by AGM)	1,000,000	1,087,080
4.000%, 09/01/2019 (Callable 09/01/2018)	5,000,000	5,232,450
6.000%, 11/01/2026 (Insured by NPFGC)	3,000,000	3,621,060
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,486,115
Will County Community High School District,
5.000%, 01/01/2027 (Callable 01/01/2023) (Insured by AGM)	5,000,000	5,750,550
Winnebago County Illinois School District No. 122 Harlam-Loves Park:
0.000%, 01/01/2018 (ETM)	155,000	152,652
0.000%, 01/01/2018 (Insured by AGM)	1,205,000	1,150,690
		147,063,477	12.3%
Indiana
Franklin Community Multi-School Building Corp.,
5.000%, 07/15/2020	1,990,000	2,284,619
Hammond Indiana Multi-School Building Corporation Revenue Bonds:
6.000%, 01/15/2018 (ETM)	435,000	460,922
5.000%, 07/15/2018 (Insured by NPFGC)	1,330,000	1,443,515
Indiana State Office Building Commission,
5.250%, 07/01/2017 (Insured by NPFGC)	1,115,000	1,177,317
Indianapolis Local Public Improvement Bond Bank:
5.500%, 07/01/2018 (Insured by NPFGC)	3,460,000	3,772,334
5.500%, 01/01/2019 (Insured by NPFGC)	1,155,000	1,281,450
Pike County Multi-School Building Corp.,
5.000%, 07/15/2021	1,125,000	1,315,103
South Bend Indiana Community School Building Corporation,
5.000%, 07/15/2017 (Insured by NPFGC)	1,000,000	1,040,590
		12,775,850	1.1%
Kansas
City of Wichita KS:
5.000%, 11/15/2020 (ETM)	1,120,000	1,313,099
5.000%, 11/15/2029 (Pre-refunded to 11/15/2021)	40,000	48,007
5.000%, 11/15/2034 (Pre-refunded to 11/15/2019)	1,055,000	1,201,466
Wyandotte County Kansas Revenue,
5.000%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	1,865,000	2,075,260
		4,637,832	0.4%
Kentucky
Jefferson County School District Finance Corp.,
5.500%, 01/01/2018 (Insured by AGM)	3,340,000	3,601,422
Louisville & Jefferson County Metropolitan Government,
6.125%, 02/01/2037 (Pre-refunded to 02/01/2018)	13,980,000	15,339,974
		18,941,396	1.6%
Louisiana
Jefferson Parish Hospital Service District No. 1:
6.000%, 01/01/2039 (Pre-refunded to 01/01/2021)(Insured by AGM)	1,800,000	2,194,038
6.000%, 01/01/2039 (Pre-refunded to 01/01/2021) (Insured by AGM)	1,080,000	1,316,423

Louisiana Public Facilities Authority,
6.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	5,695,000	6,731,945
Louisiana Public Facilities Authority Revenue:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	10,225,000	13,421,130
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	21,855,000	29,037,646
State of Louisiana:
5.000%, 11/15/2018	1,775,000	1,958,482
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,489,400
		66,149,064	5.5%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	1,195,000	1,457,123
State of Maryland:
5.000%, 03/15/2019 (Pre-refunded to 03/15/2017)	1,135,000	1,182,284
5.000%, 03/01/2021 (Callable 03/01/2020)	1,000,000	1,151,170
		3,790,577	0.3%
Massachusetts
Massachusetts Clean Water Trust,
5.000%, 08/01/2018 (Callable 08/01/2016)(Partially Pre-refunded)	2,115,000	2,146,218
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	1,510,000	1,637,036
Massachusetts Housing Finance Agency,
4.000%, 12/01/2044 (Callable 06/01/2025)	2,000,000	2,166,440
Massachusetts State,
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,531,500
Massachusetts State Water Resources Authority,
6.500%, 07/15/2019 (ETM)	1,900,000	2,048,428
		24,529,622	2.0%
Michigan
Brighton Area School District/MI:
5.000%, 05/01/2020 (Insured by Q-SBLF)	1,300,000	1,487,382
5.000%, 05/01/2021 (Insured by Q-SBLF)	500,000	584,360
Chippewa Valley Schools,
5.000%, 05/01/2023 (Insured by Q-SBLF)	4,505,000	5,441,590
Fraser Public School District:
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,221,760
5.000%, 05/01/2026 (Callable 05/01/2025)(Insured by Q-SBLF)	1,140,000	1,387,597
Garden City Hospital Finance Authority,
4.875%, 08/15/2027 (Pre-refunded to 08/15/2017)	1,000,000	1,055,610
Lakeview Public School District,
5.000%, 05/01/2017 (Insured by NPFGC and Q-SBLF)	2,275,000	2,373,803
Michigan Finance Authority,
5.000%, 01/01/2019	7,000,000	7,782,670
Michigan State Housing Development Authority:
4.750%, 06/01/2016	4,000,000	4,010,920
4.000%, 06/01/2046 (Callable 12/01/2025)(1)	4,000,000	4,345,600
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	2,283,532
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,631,618
St. Johns MI Public Schools,
5.000%, 05/01/2021 (Insured by Q-SBLF)	5,040,000	5,876,942
State of Michigan,
0.000%, 06/01/2022 (ETM)	2,000,000	1,827,580
Wayne-Westland Community Schools,
5.000%, 05/01/2019 (Insured by Q-SBLF)	2,060,000	2,289,463
		44,600,427	3.7%
Minnesota
Minnesota State Housing Finance Agency Homeownership Finance Bond:
4.250%, 07/01/2028 (Callable 01/01/2020)	435,000	454,910
4.500%, 07/01/2034 (Callable 07/01/2021)	960,000	1,011,014
University of Minnesota,
5.500%, 07/01/2021 (ETM)	10,380,000	12,179,685
		13,645,609	1.1%
Missouri
Missouri State Environmental Improvement & Energy Resources Authority,
5.000%, 01/01/2026 (Callable 07/01/2025)	1,000,000	1,272,200
St. Charles County MO Francis Howell School District,
4.500%, 03/01/2018	1,000,000	1,071,210
		2,343,410	0.2%
Nebraska
Omaha Public Power District,
6.200%, 02/01/2017 (ETM)	2,030,000	2,123,948	0.2%

Nevada
Las Vegas Clark County Nevada Library District,
5.000%, 01/01/2017	2,080,000	2,147,350	0.2%
New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028 (Callable 01/01/2021)	2,000,000	2,089,040
State of New Hampshire,
5.000%, 07/01/2021 (Callable 07/01/2020)	1,000,000	1,161,070
		3,250,110	0.3%
New Jersey
County of Hudson NJ,
3.000%, 03/15/2021	1,140,000	1,230,801
New Jersey Educational Facilities Authority,
7.500%, 12/01/2032 (Pre-refunded to 06/01/2019)	3,635,000	4,365,817
New Jersey Health Care Facilities Financing Authority,
5.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	2,230,000	2,565,169
New Jersey State Housing & Mortgage Finance Agency Bonds,
4.500%, 10/01/2029 (Callable 04/01/2021)	4,545,000	4,799,111
New Jersey State Transportation Trust Fund Authority,
5.250%, 12/15/2020	5,000,000	5,556,100
New Jersey State Turnpike Authority,
5.500%, 01/01/2025	2,100,000	2,711,877
		21,228,875	1.8%
New Mexico
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)	805,000	847,480
4.500%, 09/01/2028 (Callable 03/01/2020)	500,000	518,165
		1,365,645	0.1%
New York
Cattaraugus-Little Valley Central School District:
3.125%, 06/15/2016 (Insured by AGM)	1,520,000	1,527,326
3.125%, 06/15/2017 (Insured by AGM)	1,000,000	1,027,700
Churchville-Chili Central School District:
3.000%, 06/15/2017	1,045,000	1,073,664
3.000%, 06/15/2018	1,070,000	1,120,376
City of New York NY:
5.250%, 08/15/2021 (Callable 08/15/2018)	1,125,000	1,240,729
5.000%, 08/01/2022	5,000,000	6,058,400
Metropolitan Transit Authority New York,
6.000%, 04/01/2020 (ETM)	13,615,000	15,285,833
New York State Dormitory Authority,
5.000%, 12/15/2023 (Callable 12/15/2022)	11,685,000	14,222,164
New York State Thruway Authority,
5.000%, 03/15/2022 (Callable 03/15/2019)	4,040,000	4,516,478
New York State Urban Development Corp.,
5.000%, 03/15/2022	2,000,000	2,402,960
State of New York Mortgage Agency,
4.000%, 10/01/2046 (Callable 04/01/2025)	2,550,000	2,787,813
Suffolk County Water Authority,
6.000%, 06/01/2017 (ETM)	3,415,000	3,522,982
Susquehanna Valley Central School District:
3.125%, 06/15/2017 (Insured by AGM)	1,155,000	1,186,993
3.125%, 06/15/2019 (Insured by AGM)	1,375,000	1,440,464
TSASC, Inc. New York,
4.750%, 06/01/2022 (Callable 06/01/2016)	145,000	145,660
Westchester Tobacco Asset Securitization/NY,
6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	13,075,000	14,247,435
		71,806,977	6.0%
North Carolina
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2017 (ETM)	1,460,000	1,508,165
5.000%, 01/01/2021 (ETM)	10,140,000	11,724,578
6.400%, 01/01/2021 (ETM)	4,062,000	4,627,634
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	11,465,000	13,302,839
6.000%, 01/01/2026 (Pre-refunded to 01/01/2022)	2,335,000	2,945,836
North Carolina Medical Care Commission,
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	430,000	519,195
		34,628,247	2.9%
North Dakota
County of Burleigh ND,
5.000%, 07/01/2025 (Pre-refunded to 07/01/2021)	1,500,000	1,781,010	0.1%

Ohio
Cincinnati City School District,
5.000%, 12/01/2016 (Insured by AGM)	2,000,000	2,057,600
Cleveland Municipal School District:
4.000%, 12/01/2017	1,790,000	1,881,272
4.000%, 12/01/2018	1,865,000	2,009,706
4.000%, 12/01/2019	1,940,000	2,138,074
5.000%, 12/01/2020	2,015,000	2,362,668
Miamisburg Ohio Water Revenue,
7.000%, 11/15/2016 (Callable 05/02/2016)(ETM)	40,000	41,610
Ohio Housing Finance Agency,
5.000%, 11/01/2028 (Callable 05/01/2020)	1,240,000	1,294,014
State of Ohio:
5.000%, 03/01/2019	1,220,000	1,363,496
5.500%, 02/01/2020	1,195,000	1,393,705
5.000%, 06/15/2021	6,740,000	8,018,443
		22,560,588	1.9%
Oregon
State of Oregon,
4.000%, 12/01/2045 (Callable 06/01/2025)	4,945,000	5,354,446	0.4%
Pennsylvania
Erie Pennsylvania Sewer Authority Revenue,
5.125%, 06/01/2020 (ETM)	1,410,000	1,558,078
Lampeter Strasburg School District,
4.000%, 06/01/2019	1,715,000	1,863,794
Pennsylvania Convention Center Authority Revenue Bonds,
6.000%, 09/01/2019 (ETM)	14,005,000	15,644,705
Pennsylvania Housing Finance Agency:
3.700%, 04/01/2018	2,130,000	2,203,634
3.750%, 10/01/2018	1,760,000	1,836,595
3.900%, 04/01/2019	1,025,000	1,082,759
3.900%, 10/01/2019 (Callable 04/01/2019)	1,675,000	1,769,386
Philadelphia Hospitals & Higher Education Facilities Authority:
5.000%, 05/15/2020 (ETM)	1,575,000	1,816,416
5.250%, 05/15/2023 (Pre-refunded to 05/15/2020)	2,790,000	3,245,551
Philadelphia Pennsylvania Authority For Industrial Development Revenue,
5.250%, 01/01/2027 (Pre-refunded to 01/01/2017)	1,790,000	1,850,305
Philadelphia Pennsylvania Gas Works,
7.000%, 05/15/2020 (ETM)	1,820,000	2,045,516
South Fork Municipal Authority:
5.500%, 07/01/2029 (Pre-refunded to 07/01/2020)	2,450,000	2,895,214
5.375%, 07/01/2035 (Pre-refunded to 07/01/2020)	1,290,000	1,511,919
		39,323,872	3.3%
Puerto Rico
Commonwealth of Puerto Rico,
5.000%, 07/01/2021	6,000,000	3,637,500
Puerto Rico Electric Power Authority:
0.000%, 07/01/2017 (ETM)	3,225,000	3,086,648
0.000%, 07/01/2017 (Pre-refunded to various dates)(ETM)	1,280,000	1,225,907
Puerto Rico Public Finance Corp.,
6.000%, 08/01/2026 (ETM)	1,080,000	1,435,903
		9,385,958	0.8%
Rhode Island
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	6,187,800	0.5%
South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,580,000	5,587,050
Piedmont Municipal Power Agency South Carolina Electric Revenue,
6.750%, 01/01/2020 (ETM)	6,450,000	7,762,769
		13,349,819	1.1%
Tennessee
County of Rutherford TN,
5.000%, 04/01/2021	1,955,000	2,315,776
Metropolitan Government Nashville & Davidson County Tennessee H&E,
0.000%, 06/01/2021 (ETM)	1,050,000	977,634
Shelby County Tennessee Health Educational & Housing Facilities Revenue,
5.500%, 08/15/2019 (ETM)	3,080,000	3,329,141
Tennessee Housing Development Agency,
4.500%, 07/01/2028 (Callable 01/01/2020)	2,065,000	2,147,373
		8,769,924	0.7%

Texas
Alvin Independent School District/TX,
5.000%, 02/15/2027 (Callable 02/15/2026)(PSF Guaranteed)	8,110,000	10,227,764
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,688,511
Arlington Higher Education Finance Corp.,
5.000%, 08/15/2024 (PSF Guaranteed)	1,000,000	1,218,720
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,240,000	1,571,799
Celina Independent School District,
5.000%, 08/15/2023 (PSF Guaranteed)	1,065,000	1,321,324
Central Texas Housing Finance Corp.,
0.000%, 09/01/2016 (ETM)	1,500,000	1,496,055
City of Austin TX Water & Wastewater System Revenue,
5.000%, 11/15/2024 (Callable 11/15/2022)	3,000,000	3,635,340
City of El Paso TX,
5.000%, 08/15/2018	1,355,000	1,486,489
City of Houston TX Combined Utility System Revenue:
0.000%, 12/01/2019 (ETM)	13,355,000	12,769,517
5.500%, 12/01/2024 (ETM)	1,735,000	2,216,636
5.500%, 12/01/2029 (ETM)	16,050,000	21,953,992
Conroe Independent School District:
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,000,000	1,180,460
5.000%, 02/15/2023 (Callable 02/15/2021)(PSF Guaranteed)	2,680,000	3,158,058
Dallas Texas Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	2,410,000	2,769,259
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,463,860
Fort Bend Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	2,080,434
Frisco Texas Independent School District,
6.000%, 08/15/2018 (Pre-refunded to 08/15/2016)(PSF Guaranteed)	1,625,000	1,657,792
Georgetown Independent School District,
4.000%, 02/15/2020 (PSF Guaranteed)	1,900,000	2,113,807
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,765,111
Goose Creek Consolidated Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,050,000	1,236,763
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	2,810,000	3,519,891
5.000%, 08/15/2025 (PSF Guaranteed)	1,430,000	1,814,112
Harris County Health Facilities Development Corp.,
5.500%, 10/01/2019 (ETM)	4,780,000	5,230,372
Harris County Texas:
5.000%, 10/01/2019	1,525,000	1,735,892
5.750%, 10/01/2020 (Pre-refunded to 10/01/2018)	175,000	195,704
5.000%, 10/01/2026 (Callable 10/01/2025)	4,155,000	5,239,746
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,930,000	7,749,889
Houston Higher Education Finance Corp.:
5.000%, 02/15/2020 (PSF Guaranteed)	1,000,000	1,137,660
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,243,725
Humble Texas Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,764,465
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,565,787
Katy Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	4,635,000	5,322,139
Keller Independent School District/TX:
5.000%, 02/15/2022 (PSF Guaranteed)	1,370,000	1,651,713
5.000%, 02/15/2023 (PSF Guaranteed)	3,340,000	4,106,731
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,275,278
La Porte Independent School District/TX,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,360,865
Lamar Consolidated Independent School District:
5.000%, 02/15/2026 (Callable 02/15/2025)(PSF Guaranteed)	5,860,000	7,313,280
5.000%, 02/15/2027 (Callable 02/15/2025)(PSF Guaranteed)	2,550,000	3,161,312
Llano Independent School District,
5.000%, 02/15/2024 (Callable 02/15/2023)(PSF Guaranteed)	1,265,000	1,542,478
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)	1,200,000	1,453,368

Lubbock Texas,
5.000%, 02/15/2021 (Pre-refunded to 02/15/2018)(Insured by AGM)	3,425,000	3,690,849
Lubbock Texas Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,780,000	2,366,403
Lubbock Texas Independent School District,
4.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,100,950
Mansfield Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,725,000	2,114,695
5.000%, 02/15/2024 (PSF Guaranteed)	1,905,000	2,368,886
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,784,998
5.000%, 08/15/2025 (PSF Guaranteed)	2,600,000	3,298,386
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,902,915
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,224,450
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,280,815
North East Independent School District/TX:
5.000%, 08/01/2021 (PSF Guaranteed)	6,095,000	7,240,555
5.000%, 08/01/2023 (PSF Guaranteed)	5,805,000	7,190,654
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,657,226
Northside Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,274,520
Pasadena Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,313,325
Pflugerville Independent School District,
5.000%, 02/15/2025 (Callable 02/15/2024)(PSF Guaranteed)	1,000,000	1,239,360
Pharr San Juan Alamo Independent School District TX,
5.000%, 02/01/2028 (Callable 02/01/2025)(PSF Guaranteed)	4,895,000	6,032,598
Port Arthur Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	1,700,000	2,115,395
Retama Texas Development Corporation Special Facilities Revenue,
8.750%, 12/15/2018 (ETM)	2,035,000	2,437,482
San Antonio Texas Electric & Gas Revenue,
5.650%, 02/01/2019 (ETM)	9,765,000	10,679,883
Sherman Independent School District/TX,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,185,203
Spring Texas Independent School District,
5.000%, 08/15/2019 (Callable 08/15/2018)(PSF Guaranteed)	1,020,000	1,121,000
Tarrant County Texas Health Facilities Revenue,
6.000%, 09/01/2024 (ETM)	7,385,000	8,839,254
Tarrant County Texas Housing Finance Corporation Revenue Bonds,
0.000%, 09/15/2016 (ETM)	1,800,000	1,795,608
Temple Independent School District,
4.000%, 02/01/2022 (Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,262,005
Texas State:
5.000%, 10/01/2018	6,285,000	6,934,178
5.000%, 08/01/2021	1,205,000	1,434,902
Tomball Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	5,865,000	7,401,219
University of Texas System,
5.000%, 08/15/2022	9,530,000	11,649,853
Waco Independent School District:
0.000%, 08/15/2018 (PSF Guaranteed)	3,245,000	3,175,427
5.000%, 08/15/2022 (PSF Guaranteed)	3,085,000	3,741,889
5.000%, 08/15/2023 (PSF Guaranteed)	3,090,000	3,811,917
Wichita Falls Independent School District,
5.000%, 02/01/2024 (PSF Guaranteed)	1,670,000	2,083,091
Wylie Independent School District/TX,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,380,751
Ysleta Independent School District:
5.000%, 08/15/2023 (Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,220,073
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,928,500
		259,675,313	21.6%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Callable 06/01/2021)	3,900,000	4,632,225
5.000%, 06/01/2023 (Callable 06/01/2021)	1,750,000	2,075,675
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)	2,500,000	2,688,450
		9,396,350	0.8%

Virginia
City of Bristol VA,
5.500%, 11/01/2018 (ETM)	1,095,000	1,186,257
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)	1,500,000	1,828,560
Virginia Public School Authority,
6.250%, 12/01/2028 (Pre-refunded to 12/01/2018)	1,285,000	1,466,442
		4,481,259	0.4%
Washington
Snohomish County School District No. 201,
4.000%, 12/01/2021 (Callable 12/01/2020)	4,500,000	5,042,745
Snohomish County Washington Public Utilities Revenue,
6.800%, 01/01/2020 (Callable 05/02/2016)(ETM)	3,605,000	4,038,573
Thurston & Pierce Counties Washington Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)	2,755,000	3,145,081
Walla Walla County School District No. 250 College Place,
5.000%, 12/01/2019	1,290,000	1,467,775
Washington Health Care Facilities Authority:
6.250%, 08/01/2028 (Pre-refunded to 08/01/2018)	1,355,000	1,517,532
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	610,000	759,181
6.250%, 08/01/2036 (Pre-refunded to 08/01/2018)	8,100,000	9,071,595
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,690,000	5,865,971
Washington State:
5.000%, 01/01/2021	10,000,000	11,760,400
5.500%, 07/01/2023	5,000,000	6,166,400
		48,835,253	4.1%
West Virginia
Ohio County Board of Education,
5.250%, 06/01/2018 (ETM)	1,130,000	1,236,469	0.1%
Wisconsin
Ladysmith School District/WI:
5.200%, 04/01/2018 (Callable 04/01/2016)(Insured by NPFGC)	1,900,000	1,900,000
5.200%, 04/01/2018 (Callable 04/01/2016)(Insured by NPFGC)	420,000	420,000
		2,320,000	0.2%
Total Municipal Bonds (Cost $1,125,295,832)		1,174,381,820	97.9%

SHORT-TERM INVESTMENTS	Shares
Money Market Mutual Fund
Goldman Sachs Financial Square Funds, 0.11% «	18,033,207	18,033,207
Total Short-Term Investments (Cost $18,033,207)		18,033,207	1.5%

Total Investments (Cost $1,143,329,039)		1,192,415,027	99.4%
Assets in Excess of Other Liabilities		6,745,287	0.6%
TOTAL NET ASSETS		$1,199,160,314	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corp.
NPFGC	National Public Finance Guarantee Corp.
PSF	Texas Permanent School Fund
ETM	Escrowed to Maturity
Q-SBLF	Qualified School Building Loan Fund
(1)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
«	7-Day Yield

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2016 (Unaudited)
Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$-	$1,174,381,820	$-	$1,174,381,820
Total Municipal Bonds	-	1,174,381,820	-	1,174,381,820

Short-Term Investments
Money Market Mutual Fund	18,033,207	-	-	18,033,207
Total Short-Term Investments	18,033,207	-	-	18,033,207

Total Investments	$18,033,207	$1,174,381,820	$-	$1,192,415,027

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Principal		% of
LONG-TERM INVESTMENTS	Amount	Value	Net Assets
Municipal Bonds
Alabama
County of Cullman AL Water Revenue,
3.000%, 05/01/2017 (Insured by BAM)	$280,000	$285,051
Industrial Development Board of the City of Mobile Alabama,
1.625%, 07/15/2034 (Mandatory Tender Date 10/02/2018)	150,000	151,018
Jefferson County Alabama Ltd.,
1.194%, 01/01/2027 (Callable 05/05/2016)(Insured by AMBAC)(1)(2)	50,000	47,883
Town of Mulga AL,
3.000%, 08/15/2018 (Insured by AGM)	200,000	208,258
		692,210	1.2%
Alaska
Alaska Housing Finance Corp.,
4.000%, 06/01/2040 (Callable 06/01/2021)	100,000	104,071
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Callable 08/01/2023)	500,000	600,175
City of Valdez AK,
5.000%, 01/01/2021	435,000	496,670
		1,200,916	2.0%
Arizona
Arizona Transportation Board,
5.000%, 07/01/2025 (Pre-refunded to 07/01/2019)	350,000	395,461
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	400,000	459,588
City of Tucson AZ Water System Revenue,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	606,205
Maricopa County Pollution Control Corp,
5.200%, 06/01/2043 (Mandatory Tender Date 06/01/2020)	100,000	110,841
		1,572,095	2.6%
Arkansas
City of Conway AR Wasterwater Department,
5.000%, 10/01/2035 (Callable 04/01/2024)	300,000	344,175
City of Jacksonville AR Wastewater Revenue,
4.000%, 12/01/2026 (Callable 06/01/2021)(3)	160,000	174,806
City of Little Rock AR,
2.000%, 03/01/2038 (Callable 03/01/2021)	240,000	240,658
Pulaski County Public Facilities Board,
4.000%, 07/01/2017	380,000	391,183
		1,150,822	1.9%
California
Bay Area Toll Authority,
1.100%, 04/01/2047 (Callable 04/01/2019)(Mandatory Tender Date 10/01/2019)(1)	250,000	249,702
California Health Facilities Financing Authority,
5.000%, 04/01/2020	350,000	385,959
California School Finance Authority:
3.000%, 08/01/2017	50,000	51,236
3.000%, 08/01/2017	300,000	307,419
California Statewide Communities Development Authority:
5.250%, 12/01/2027 (Pre-refunded to 12/01/2017)	35,000	37,640
1.123%, 04/01/2028 (1)(2)	200,000	182,539
City of Redding CA,
0.457%, 07/01/2022 (ETM)(1)(2)	200,000	187,313
Corona-Norca Unified School District,
0.000%, 08/01/2039 (Callable 08/01/2027)(Insured by AGM)	350,000	455,588
Dinuba Redevelopment Agency,
5.000%, 09/01/2028 (Callable 09/01/2024)(Insured by BAM)	330,000	389,720
East Bay Municipal Utility District Water System Revenue,
5.000%, 06/01/2033 (Callable 06/01/2024)	475,000	569,078
Encinitas Union School District/CA,
0.000%, 08/01/2030 (Callable 08/01/2025)	130,000	77,669
Imperial Community College District,
0.000%, 08/01/2040 (Callable 08/01/2030)(Insured by AGM)	100,000	110,000
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	275,000	332,813

Long Beach Bond Finance Authority:
5.250%, 11/15/2023	50,000	59,666
5.000%, 11/15/2029	50,000	59,501
Mount Diablo Unified School District/CA,
0.000%, 08/01/2035 (Callable 08/01/2025)(Insured by AGM)	345,000	299,450
Redondo Beach Unified School District,
3.250%, 08/01/2034 (Callable 08/01/2026)	250,000	318,055
Riverside County Public Financing Authority,
5.000%, 10/01/2026 (Callable 10/01/2025)(Insured by AGM)	250,000	306,293
San Bernardino City Unified School District,
5.000%, 08/01/2027 (Callable 08/01/2023)(Insured by AGM)	450,000	532,431
San Diego Unified School District/CA,
3.979%, 07/01/2033 (Callable 07/01/2024)	140,000	142,544
State of California:
5.000%, 10/01/2029 (Callable 10/01/2024)	225,000	275,101
1.138%, 12/01/2029 (Callable 06/01/2018)(Mandatory Tender Date 12/03/2018)(1)	125,000	125,243
Twin Rivers Unified School District,
3.200%, 06/01/2035 (Callable 06/01/2016)(Mandatory Tender Date 06/01/2020)(Insured by AGM)	150,000	150,605
Westlands Water District,
5.000%, 09/01/2030 (Callable 09/01/2022)(Insured by AGM)	500,000	587,455
		6,193,020	10.3%
Colorado
Bromley Park Metropolitan District No. 2,
4.250%, 12/01/2022 (Callable 12/01/2017)	300,000	303,723
Colorado Health Facilities Authority,
5.000%, 12/01/2042 (Callable 06/01/2022)	325,000	348,423
Denver Health & Hospital Authority,
5.000%, 12/01/2017 (Callable 12/01/2016)	250,000	256,597
Eagle Bend CO Metropolitan District No. 2,
3.125%, 12/01/2032(3)	500,000	495,825
Glen Metropolitan District No. 1,
2.500%, 12/01/2025 (Insured by BAM)	175,000	176,234
VDW Metropolitan District No. 2:
1.250%, 12/01/2018 (Insured by AGM)	115,000	115,000
2.000%, 12/01/2022 (Insured by AGM)	460,000	458,289
		2,154,091	3.6%
Connecticut
Connecticut Housing Finance Authority,
4.000%, 11/15/2045 (Callable 05/15/2025)	700,000	759,633	1.3%
District of Columbia
District of Columbia,
5.250%, 07/15/2045 (Pre-refunded to 07/15/2018)(Insured by AGM)	100,000	109,928
Washington Metropolitan Area Transit Authority,
5.250%, 07/01/2024 (Callable 07/01/2019)	50,000	56,379
		166,307	0.3%
Florida
City of Orlando FL:
5.250%, 11/01/2026 (Callable 05/01/2024)	500,000	615,960
5.000%, 10/01/2027 (Callable 10/01/2020)	100,000	117,275
City of Port St Lucie FL,
4.500%, 05/01/2025 (Callable 05/01/2020)	80,000	81,457
County of Bay FL Water and Sewer System Revenue,
4.000%, 09/01/2018	250,000	265,442
County of Escambia FL,
0.440%, 04/01/2039 (Optional Put Date 03/31/2016)(Callable 03/31/2016)(1)	600,000	600,000
Hollywood Community Redevelopment Agency,
5.000%, 03/01/2018	200,000	214,864
Martin County Health Facilities Authority,
5.000%, 11/15/2023	260,000	307,954
Palm Beach County Health Facilities Authority,
4.750%, 07/01/2025 (Callable 07/01/2020)(Insured by AGM)	130,000	145,750
Tampa FL Health System Revenue:
3.125%, 11/15/2035(3)	200,000	194,412
4.000%, 11/15/2046(3)	200,000	209,300
Village Community Development District No. 7,
4.000%, 05/01/2021	250,000	270,483
		3,022,897	5.0%
Georgia
Bartow County Development Authority,
2.375%, 09/01/2029 (Mandatory Tender Date 08/10/2017)	400,000	406,528

Chatham County Hospital Authority,
5.000%, 01/01/2031 (Callable 01/01/2022)	150,000	173,749
City of Dahlonega GA Water & Sewer Revenue,
4.000%, 09/01/2021 (Insured by AGM)	200,000	224,318
Murray County School District,
4.000%, 10/01/2017	240,000	251,052
Private Colleges & Universities Authority,
5.000%, 10/01/2020	115,000	130,164
		1,185,811	2.0%
Illinois
Champaign & Piatt Counties Community Unit School District No. 3,
5.000%, 10/01/2017 (Insured by AGM)	145,000	152,466
Chicago O'Hare International Airport:
5.000%, 01/01/2020 (Callable 01/01/2017)(Insured by AGM)	100,000	103,057
5.500%, 01/01/2031 (Callable 01/01/2021)	500,000	583,905
City of Chicago IL:
4.250%, 01/01/2019	175,000	182,910
5.000%, 01/01/2024	250,000	253,183
5.000%, 01/01/2026 (Callable 05/02/2016)(Insured by AGM)	60,000	60,188
City of Chicago IL Motor Fuel Tax Revenue,
5.000%, 01/01/2026 (Callable 01/01/2024)	500,000	534,340
City of Chicago IL Wastewater Transmission Revenue:
5.000%, 01/01/2018 (Insured by BHAC)	150,000	159,964
5.000%, 01/01/2023	170,000	192,037
5.000%, 01/01/2025 (Callable 01/01/2024)	110,000	126,894
City of Chicago IL Waterworks Revenue,
5.000%, 11/01/2028 (Callable 11/01/2018)(Insured by AGM)	450,000	476,581
Coles Cumberland Moultrie Etc Counties Community Unit School District No. 2,
4.000%, 12/01/2018 (Insured by BAM)	250,000	266,680
Cook County Community College District No. 508,
4.000%, 12/01/2016	130,000	132,809
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023(3)	200,000	160,436
Cook County School District No. 83,
5.625%, 06/01/2033	245,000	297,687
DeKalb County Community Unit School District No. 428,
0.000%, 01/01/2030 (Callable 07/01/2020)	300,000	154,308
Illinois Finance Authority:
4.000%, 11/15/2017	100,000	104,683
5.000%, 08/01/2030 (Callable 08/01/2024)	250,000	294,838
Illinois State University,
5.000%, 04/01/2023 (Callable 04/01/2021)	440,000	495,911
Knox & Warren Counties Community Unit School District No. 205,
6.125%, 01/01/2036 (Callable 01/01/2021)	285,000	332,273
Ogle & Winnebago Counties Community Unit School District:
5.000%, 12/01/2023 (Insured by BAM)	400,000	472,936
5.000%, 12/01/2024 (Insured by BAM)	175,000	208,107
Southern Illinois University,
2.050%, 04/01/2017	100,000	101,090
St. Clair County IL Community Consolidated School District,
0.000%, 12/01/2020	500,000	450,745
State of Illinois:
5.000%, 01/01/2022 (Callable 01/01/2020)	215,000	232,544
5.000%, 01/01/2025 (Callable 05/02/2016)	225,000	225,439
Town of Cicero IL,
5.000%, 01/01/2019 (Insured by AGM)	400,000	432,928
Village of Crestwood IL,
4.500%, 12/15/2026 (Callable 12/15/2022)(Insured by BAM)	200,000	216,550
Village of Franklin Park IL,
5.000%, 04/01/2023 (Insured by BAM)	400,000	462,372
		7,867,861	13.1%
Indiana
Indiana Bond Bank,
1.060%, 10/15/2022 (1)	100,000	94,646
Indiana Finance Authority,
4.500%, 08/15/2016	100,000	101,162
Indiana Michigan Power Co.,
1.750%, 06/01/2025 (Mandatory Tender Date 06/01/2018)	100,000	100,719
IPS Multi-School Building Corp.,
4.500%, 07/15/2016	175,000	175,934
		472,461	0.8%

Iowa
Iowa Finance Authority,
3.500%, 09/01/2017	100,000	100,462	0.2%
Kansas
State of Kansas Department of Transportation,
0.694%, 09/01/2019 (1)	115,000	114,259	0.2%
Kentucky
Kentucky Municipal Power Agency,
5.000%, 09/01/2037 (Pre-refunded to 09/01/2017)	85,000	89,955	0.1%
Louisiana
Louisiana Public Facilities Authority,
5.000%, 07/01/2017	50,000	52,551	0.1%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	300,000	320,028
4.000%, 11/15/2045 (Callable 11/15/2025)	450,000	490,963
		810,991	1.4%
Maryland
State of Maryland,
4.000%, 08/01/2016	25,000	25,282	0.0%
Massachusetts
Eaton Vance Municipal Bond Fund II,
1.450%, 07/01/2019 (Callable 01/01/2017)(1)	150,000	149,952
Massachusetts Development Finance Agency,
5.000%, 07/01/2017	340,000	352,835
		502,787	0.8%
Michigan
City of Detroit MI Sewage Disposal System Revenue,
5.000%, 07/01/2039 (Callable 07/01/2022)(Insured by AGM)	155,000	171,768
City of Detroit MI Water Supply System Revenue,
4.250%, 07/01/2018	100,000	106,877
City of Wyandotte MI Electric System Revenue:
5.000%, 10/01/2016 (Insured by BAM)	105,000	107,158
5.000%, 10/01/2023 (Insured by BAM)	25,000	28,783
Hudsonville Public Schools,
4.000%, 05/01/2018 (Insured by Q-SBLF)	100,000	106,116
Michigan Finance Authority,
5.000%, 07/01/2034 (Callable 07/01/2025)	250,000	287,460
Mount Clemens MI School District,
4.000%, 05/01/2017	200,000	206,186
Saginaw MI City School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	210,000	253,785
Warren MI Consolidated Schools,
5.000%, 05/01/2025 (Insured by BAM)	300,000	356,781
West Bloomfield School District,
4.000%, 05/01/2020 (Callable 05/01/2016)(Insured by AGM)	250,000	250,685
Ypsilanti School District/MI,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	54,403
		1,930,002	3.2%
Minnesota
City of Norwood Young America MN,
1.500%, 08/01/2016 (Callable 05/02/2016)	50,000	49,879
Western Minnesota Municipal Power Agency,
5.000%, 01/01/2033 (Callable 01/01/2024)	140,000	164,053
		213,932	0.4%
Mississippi
Mississippi Development Bank:
5.500%, 10/01/2019	550,000	607,904
6.750%, 12/01/2033 (Callable 12/01/2023)(Insured by AGM)	100,000	131,563
		739,467	1.2%
Missouri
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 08/01/2018	100,000	104,980
4.000%, 08/01/2019	150,000	159,244
5.000%, 02/01/2024	50,000	58,907
Missouri Housing Development Commission,
3.700%, 11/01/2035 (Callable 05/01/2025)	250,000	256,595
		579,726	1.0%

Montana
Montana Board of Housing,
3.600%, 12/01/2030 (Callable 06/01/2022)	520,000	538,294	0.9%
Nebraska
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	150,000	165,994	0.3%
Nevada
Las Vegas Valley Water District,
0.470%, 06/01/2036 (Optional Put Date 03/31/2016)(Callable 03/31/2016)(1)	500,000	500,000	0.8%
New Jersey
Landis Sewage Authority,
1.087%, 09/19/2019 (1)(2)	200,000	189,013
New Jersey Economic Development Authority:
4.000%, 06/15/2017	375,000	385,826
5.000%, 06/15/2023 (Insured by BAM)	275,000	316,096
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025 (Insured by AGM)	200,000	243,222
4.500%, 11/15/2025 (Callable 11/15/2020)	150,000	168,905
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)	225,000	271,138
New Jersey Sports & Exposition Authority,
5.000%, 09/01/2016	210,000	213,190
New Jersey State Turnpike Authority,
5.000%, 01/01/2026 (Callable 01/01/2023)	500,000	593,765
New Jersey Transportation Trust Fund Authority,
5.250%, 12/15/2019	345,000	378,141
Roselle Park NJ School District,
3.000%, 02/15/2017	300,000	305,937
		3,065,233	5.1%
New York
Build NYC Resource Corp.,
5.000%, 08/01/2023	200,000	236,636
County of Nassau NY:
5.000%, 07/01/2022 (Callable 07/01/2018)(Insured by AGM)	95,000	103,924
5.000%, 07/01/2022 (Callable 07/01/2018)(Insured by AGM)	5,000	5,400
Metropolitan Transportation Authority,
0.880%, 11/01/2022 (Callable 04/14/2016)(Insured by AGM)(1)(2)	475,000	460,199
New York City Municipal Water Finance Authority,
0.550%, 06/15/2032 (Optional Put Date 03/31/2016)(Callable 01/15/2016)(1)	600,000	600,000
New York City Transit Authority:
1.136%, 01/01/2030 (Callable 04/04/2016)(Insured by AMBAC)(1)(2)	75,000	69,167
1.196%, 01/01/2030 (Callable 04/29/2016)(Insured by AMBAC)(1)(2)	75,000	68,831
New York City Transitional Finance Authority Future Tax Secured Revenue,
0.460%, 11/01/2022 (Optional Put Date 03/31/2016)(1)	500,000	500,000
New York State Dormitory Authority:
5.000%, 07/01/2023	150,000	181,193
5.000%, 12/15/2030 (Callable 12/15/2022)	250,000	297,285
New York State Energy Research & Development Authority,
0.489%, 04/01/2020 (Callable 04/25/2016)(1)(2)	200,000	199,774
New York State Urban Development Corp.,
5.000%, 03/15/2026	250,000	318,363
Port Authority of New York & New Jersey,
5.000%, 09/01/2031 (Callable 09/01/2024)	250,000	300,260
State of New York Mortgage Agency,
4.000%, 10/01/2046 (Callable 04/01/2025)	500,000	546,630
		3,887,662	6.5%
North Carolina
City of Raleigh NC,
5.000%, 02/01/2021 (Pre-refunded to 02/01/2017)	200,000	207,206
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022	150,000	174,051
North Carolina Medical Care Commission,
5.000%, 10/01/2019 (Callable 10/01/2017)	150,000	159,630
Western Carolina University NC Revenue Bonds,
0.000%, 06/01/2039(3)	250,000	263,375
		804,262	1.3%
North Dakota
City of Hazen ND,
2.500%, 07/01/2017 (Callable 01/01/2017)	400,000	400,196
City of Williston ND,
4.000%, 05/01/2022	240,000	263,709

Williston Parks & Recreation District,
3.250%, 03/01/2032 (Callable 04/18/2016)	85,000	86,163
		750,068	1.2%
Ohio
American Municipal Power, Inc.,
5.250%, 02/15/2027 (Callable 02/15/2022)	245,000	293,018
City of Bowling Green OH,
4.500%, 06/01/2019	150,000	159,562
City of Cleveland OH,
5.000%, 10/01/2023	430,000	524,987
City of Cleveland OH Airport System Revenue,
5.000%, 01/01/2025 (Insured by AGM)	100,000	121,703
City of Toledo OH,
4.000%, 12/01/2017 (Insured by AGM)	200,000	210,232
Clermont County Port Authority,
5.000%, 12/01/2023 (Insured by BAM)	300,000	366,201
County of Crawford OH,
1.430%, 11/01/2017 (Callable 05/01/2017)	300,000	299,628
Lancaster Port Authority,
0.914%, 08/01/2019 (Callable 02/01/2019)(1)	200,000	197,946
		2,173,277	3.6%
Oklahoma
Oklahoma City Industrial & Cultural Facilities Trust,
0.455%, 06/01/2019 (Callable 03/31/2016)(1)(2)	300,000	295,241
Oklahoma Water Resources Board,
5.000%, 10/01/2028 (Callable 10/01/2024)	180,000	222,918
		518,159	0.9%
Pennsylvania
Bethlehem Area School District,
5.000%, 10/15/2017	115,000	122,356
Bethlehem Parking Authority,
2.000%, 10/01/2018	250,000	252,675
New Castle Sanitation Authority,
2.000%, 06/01/2017 (Insured by BAM)	320,000	323,555
Northampton County General Purpose Authority,
1.800%, 08/15/2043 (Callable 02/15/2020)(Mandatory Tender Date 08/15/2020)(1)	65,000	65,335
Pennsylvania Turnpike Commission:
5.000%, 12/01/2023 (Callable 12/01/2019)	200,000	225,948
0.000%, 12/01/2028	100,000	107,685
Reading School District,
5.000%, 02/01/2023	230,000	268,838
The School District of Philadelphia,
5.000%, 06/01/2016	150,000	150,966
		1,517,358	2.5%
Puerto Rico
Commonwealth of Puerto Rico:
4.700%, 07/01/2017	25,000	25,497
4.750%, 07/01/2018	35,000	35,886
5.500%, 07/01/2018	200,000	207,218
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue:
0.000%, 08/01/2042	195,000	37,280
0.000%, 08/01/2046	1,000,000	148,550
		454,431	0.8%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	100,000	109,998	0.2%
South Carolina
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	200,000	231,342
Scago Educational Facilities Corp for Spartanburg School District,
2.000%, 06/01/2017	75,000	75,981
Scago Educational Facilities Corp for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	600,080
South Carolina Jobs-Economic Development Authority,
6.500%, 08/01/2039 (Callable 08/01/2021)(Insured by AGM)	240,000	291,823
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	239,876
University of South Carolina,
5.000%, 05/01/2023	140,000	170,662
		1,609,764	2.7%

South Dakota
South Dakota Health & Educational Facilities Authority,
5.000%, 09/01/2028 (Callable 09/01/2020)	325,000	369,444	0.6%
Tennessee
Knox County Health Educational & Housing Facility Board,
5.000%, 01/01/2026 (Callable 01/01/2023)	145,000	168,618
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	50,000	58,768
Tennessee Housing Development Agency,
4.000%, 07/01/2043 (Callable 01/01/2023)	90,000	96,587
		323,973	0.5%
Texas
Allen Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	350,000	429,068
Bexar Metropolitan Water District,
5.000%, 05/01/2017 (ETM)	100,000	104,662
City of Dallas TX,
5.000%, 02/15/2029 (Callable 02/15/2025)	205,000	249,870
County of Williamson TX,
5.000%, 02/15/2027 (Callable 02/15/2024)	250,000	305,523
Crane County Water District,
5.000%, 02/15/2023	250,000	298,032
Dallas County Flood Control District No 1,
5.000%, 04/01/2017	250,000	257,605
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)	100,000	121,428
5.000%, 12/01/2035 (Callable 12/01/2022)	350,000	392,833
Harris County Municipal Utility District No. 390:
2.000%, 04/01/2018 (Insured by BAM)	140,000	141,780
2.000%, 04/01/2019 (Insured by BAM)	375,000	377,936
Harris County Municipal Utility District No. 419,
3.000%, 09/01/2017 (Insured by AGM)	200,000	205,342
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)(Insured by BAM)	250,000	270,455
Lower Colorado River Authority,
5.000%, 05/15/2023	200,000	241,498
Mesquite Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2025)(PSF Guaranteed)	500,000	620,235
New Hope Cultural Education Facilities Corp.,
4.000%, 04/01/2020	175,000	184,770
North Texas Tollway Authority,
5.000%, 01/01/2024	100,000	121,327
Tarrant County Cultural Education Facilities Finance Corp.,
2.100%, 11/15/2017	200,000	199,966
Texas Municipal Gas Acquisition & Supply Corp. III,
5.000%, 12/15/2026 (Callable 12/15/2022)	190,000	219,359
Trophy Club Public Improvement District No. 1,
0.000%, 06/01/2017 (Insured by AGM)	370,000	364,210
Viridian Municipal Management District,
6.000%, 12/01/2035 (Callable 12/01/2024)(Insured by BAM)	250,000	304,445
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)	500,000	607,915
		6,018,259	10.0%
Utah
Salt Lake County Housing Authority,
1.100%, 02/01/2017	125,000	125,594
Utah Charter School Finance Authority,
5.000%, 10/15/2035 (Callable 10/15/2025)	400,000	454,152
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)	500,000	537,690
Utah Transit Authority,
0.000%, 06/15/2026 (Callable 06/15/2017)	100,000	63,560
		1,180,996	2.0%
Virgin Islands
Virgin Islands Public Finance Authority:
5.000%, 10/01/2017	20,000	21,039
5.000%, 09/01/2020	400,000	452,608
		473,647	0.8%
Virginia
Fredericksburg Economic Development Authority,
2.300%, 08/01/2038 (Callable 08/01/2016)(Mandatory Tender Date 02/01/2017)(1)	430,000	430,138	0.7%

Washington
Central Puget Sound Regional Transit Authority,
1.100%, 11/01/2045 (Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(1)	250,000	249,937	0.4%
Wisconsin
State of Wisconsin,
5.000%, 05/01/2029 (Callable 05/01/2024)	350,000	427,032
Wisconsin Center District,
5.000%, 12/15/2030 (Callable 12/15/2022)	395,000	445,639
Wisconsin Health & Educational Facilities Authority:
5.000%, 09/01/2018 (Callable 09/01/2017)	175,000	183,711
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	57,882
5.000%, 12/15/2030 (Callable 12/15/2024)	350,000	407,869
5.000%, 09/15/2037 (Callable 09/15/2022)	250,000	267,738
		1,789,871	3.0%
Total Municipal Bonds (Cost $57,662,121)		58,528,303	97.5%

SHORT-TERM INVESTMENTS	Shares
Money Market Mutual Funds
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.12% «	1,100,000	1,100,000
Goldman Sachs Financial Square Funds, 0.11% «	2,800,000	2,800,000
Wells Fargo Advantage Municipal Cash Management Money Market Fund/NC, 0.16% «	341,611	341,611
Total Short-Term Investments (Cost $4,241,611)		4,241,611	7.1%

Total Investments (Cost $61,903,732)		62,769,914	104.6%
Liabilities in Excess of Other Assets		(2,741,079)	(4.6)%
TOTAL NET ASSETS		$60,028,835	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
(1)	Variable or floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of March 31, 2016.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
«	7-Day Yield

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2016 (Unaudited)
Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$-	$58,528,303	$-	$58,528,303
Total Municipal Bonds	-	58,528,303	-	58,528,303

Short-Term Investments
Money Market Mutual Funds	4,241,611	-	-	4,241,611
Total Short-Term Investments	4,241,611	-	-	4,241,611

Total Investments	$4,241,611	$58,528,303	$-	$62,769,914

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird LargeCap Fund
Schedule of Investments March 31, 2016 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
The Boeing Co.	4,877	$619,086	1.8%
Spirit AeroSystems Holdings, Inc. - Class A *	3,153	143,020	0.4%
		762,106	2.2%
Airlines
Alaska Air Group, Inc.	5,653	463,659	1.3%
American Airlines Group, Inc.	5,293	217,066	0.6%
United Continental Holdings, Inc. *	1,475	88,293	0.3%
		769,018	2.2%
Auto Components
Delphi Automotive PLC f	4,257	319,360	0.9%
Lear Corp.	4,090	454,685	1.3%
		774,045	2.2%
Automobiles
Ford Motor Co.	28,281	381,794	1.1%
General Motors Co.	2,403	75,526	0.3%
Harley-Davidson, Inc.	10,034	515,045	1.4%
		972,365	2.8%
Banks
Fifth Third Bancorp	4,509	75,255	0.2%
J.P. Morgan Chase & Co.	8,653	512,431	1.5%
PNC Financial Services Group, Inc.	775	65,542	0.2%
U.S. Bancorp	1,638	66,486	0.2%
Wells Fargo & Co.	8,982	434,370	1.2%
		1,154,084	3.3%
Beverages
The Coca-Cola Co.	13,331	618,425	1.8%
Coca-Cola Enterprises, Inc.	3,821	193,878	0.5%
PepsiCo, Inc.	6,823	699,221	2.0%
		1,511,524	4.3%
Biotechnology
AbbVie, Inc.	9,849	562,575	1.6%
Amgen, Inc.	4,738	710,368	2.0%
Biogen, Inc. *	523	136,148	0.4%
Celgene Corp. *	2,836	283,855	0.8%
United Therapeutics Corp. *	982	109,424	0.3%
		1,802,370	5.1%
Building Products
Masco Corp.	11,055	347,680	1.0%
Capital Markets
Ameriprise Financial, Inc.	4,612	433,574	1.2%
The Blackstone Group LP	11,075	310,654	0.9%
SEI Investments Co.	8,904	383,317	1.1%
		1,127,545	3.2%
Chemicals
CF Industries Holdings, Inc.	9,454	296,288	0.8%
LyondellBasell Industries NV - Class A f	6,734	576,296	1.6%
Monsanto Co.	2,622	230,054	0.7%
The Mosaic Co.	2,488	67,176	0.2%
Westlake Chemical Corp.	2,796	129,455	0.4%
		1,299,269	3.7%
Communications Equipment
F5 Networks, Inc. *	2,000	211,700	0.6%
Consumer Finance
American Express Co.	10,766	661,032	1.8%
Discover Financial Services	8,964	456,447	1.3%
Synchrony Financial *	20,779	595,526	1.7%
		1,713,005	4.8%
Containers & Packaging
Crown Holdings, Inc. *	3,073	152,390	0.4%
Sealed Air Corp.	1,757	84,354	0.3%
		236,744	0.7%
Diversified Consumer Services
H&R Block, Inc.	6,754	178,441	0.5%
Diversified Financial Services
Msci, Inc.	1,061	78,599	0.2%

Electric Utilities
Entergy Corp.	1,042	82,610	0.2%
Electrical Equipment
Rockwell Automation, Inc.	5,241	596,164	1.7%
Electronic Equipment, Instruments & Components
Corning, Inc.	11,119	232,276	0.7%
Energy Equipment & Services
FMC Technologies, Inc. *	7,553	206,650	0.6%
Food & Staples Retailing
The Kroger Co.	2,235	85,489	0.2%
Rite Aid Corp. *	8,115	66,137	0.2%
		151,626	0.4%
Food Products
Archer-Daniels-Midland Co.	7,314	265,571	0.8%
Bunge Ltd. f	204	11,561	0.0%
Campbell Soup Company	1,586	101,171	0.3%
Ingredion, Inc.	4,109	438,800	1.2%
Mead Johnson Nutrition Co.	983	83,526	0.2%
		900,629	2.5%
Gas Utilities
UGI Corp.	3,867	155,801	0.4%
Health Care Equipment & Supplies
Becton Dickinson and Co.	1,762	267,507	0.8%
Medtronic PLC f	2,483	186,225	0.5%
St. Jude Medical, Inc.	5,070	278,850	0.8%
Varian Medical Systems, Inc. *	841	67,297	0.2%
		799,879	2.3%
Health Care Providers & Services
Anthem, Inc.	572	79,502	0.2%
Centene Corp. *	3,553	218,758	0.6%
		298,260	0.8%
Hotels, Restaurants & Leisure
Wyndham Worldwide Corp.	4,936	377,258	1.1%
Household Products
The Clorox Co.	832	104,882	0.3%
The Procter & Gamble Co.	5,122	421,592	1.2%
		526,474	1.5%
Independent Power and Renewable Electricity Producers
The AES Corp.	15,711	185,390	0.5%
Calpine Corp. *	3,457	52,442	0.2%
		237,832	0.7%
Insurance
Aflac, Inc.	6,942	438,318	1.2%
The Progressive Corp.	12,096	425,053	1.2%
		863,371	2.4%
Internet & Catalog Retail
Expedia, Inc.	2,226	240,007	0.7%
Internet Software & Services
Alphabet, Inc. Class A *	597	455,451	1.3%
Alphabet, Inc. - Class C *	612	455,910	1.3%
		911,361	2.6%
IT Services
Amdocs Ltd. f	1,594	96,310	0.3%
Global Payments, Inc.	6,330	413,349	1.2%
MasterCard, Inc. - Class A	972	91,854	0.2%
Visa, Inc. - Class A	2,116	161,832	0.4%
The Western Union Co.	30,853	595,154	1.7%
		1,358,499	3.8%
Leisure Products
Hasbro, Inc.	4,898	392,330	1.1%
Life Sciences Tools & Services
Waters Corp. *	4,852	640,076	1.8%

Machinery
Caterpillar, Inc.	7,403	566,626	1.6%
Deere & Co.	5,806	447,004	1.3%
		1,013,630	2.9%
Media
Omnicom Group, Inc.	7,977	663,926	1.9%
Scripps Networks Interactive, Inc. - Class A	4,527	296,518	0.8%
		960,444	2.7%
Multiline Retail
Kohl's Corp.	1,378	64,229	0.2%
Macy's, Inc.	3,945	173,935	0.5%
Nordstrom, Inc.	1,495	85,529	0.2%
		323,693	0.9%
Oil, Gas & Consumable Fuels
Exxon Mobil Corp.	7,859	656,934	1.9%
Marathon Petroleum Corp.	5,235	194,637	0.6%
Tesoro Corp.	808	69,496	0.2%
Valero Energy Corp.	7,429	476,496	1.3%
		1,397,563	4.0%
Personal Products
Coty, Inc. Class A	5,983	166,507	0.5%
Pharmaceuticals
Johnson & Johnson	3,819	413,216	1.2%
Merck & Co., Inc.	11,765	622,486	1.8%
Pfizer, Inc.	18,298	542,353	1.5%
		1,578,055	4.5%
Semiconductors & Semiconductor Equipment
Intel Corp.	22,527	728,749	2.1%
Linear Technology Corporation	1,569	69,915	0.2%
Microchip Technology, Inc.	5,882	283,512	0.8%
NVIDIA Corporation	9,441	336,383	1.0%
NXP Semiconductors NV * f	7,077	573,732	1.6%
Xilinx, Inc.	12,189	578,124	1.6%
		2,570,415	7.3%
Software
Cadence Design System, Inc. *	14,741	347,593	1.0%
Citrix Systems, Inc. *	1,024	80,466	0.2%
Electronic Arts, Inc. *	4,335	286,587	0.8%
Microsoft Corp.	18,807	1,038,710	2.9%
Oracle Corp.	18,620	761,744	2.2%
		2,515,100	7.1%
Specialty Retail
L Brands, Inc.	1,924	168,946	0.5%
Technology Hardware, Storage & Peripherals
Apple, Inc.	8,670	944,943	2.7%
Seagate Technology PLC f	21,953	756,281	2.1%
		1,701,224	4.8%
Total Common Stocks
(Cost $33,325,440)		34,305,175	97.3%

Contingent Value Rights
Contingent Value Rights
Safeway CASA LEY CVR * ^ †	2,216	2,249	0.0%
Safeway PDC LLC CVR * ^ †	2,216	108	0.0%
Total Contingent Value Rights
(Cost $0)		2,357	0.0%
Exchange Traded Fund
Exchange Traded Fund
Financial Select Sector SPDR Fund	31,707	713,725	2.0%
Total Exchange Traded Fund
(Cost $683,852)		713,725	2.0%
Short-Term Investment
Money Market Mutual Fund
Short-Term Investments Trust - Liquid Assets Portfolio, 0.46% «	280,389	280,389	0.8%
Total Short-Term Investment
(Cost $280,389)		280,389	0.8%
Total Investments
(Cost $34,289,681)		35,301,646	100.1%
Liabilities in Excess of Other Assets		(26,291)	0.4%
TOTAL NET ASSETS		$35,275,355	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
^	Illiquid Security
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird LargeCap Fund
Schedule of Investments, March 31, 2016 (Unaudited)
Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards requireadditional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$34,305,175	$-	$-	$34,305,175
Total Equity	34,305,175	-	-	34,305,175

Contingent Value Rights
Contingent Value Rights	-	-	2,357	2,357
Total Contingent Value Rights	-	-	2,357	2,357

Exchange Traded Fund
Exchange Traded Fund	713,725	-	-	713,725
Total Exchange Traded Fund	713,725	-	-	713,725

Short-Term Investment
Money Market Mutual Fund	280,389	-	-	280,389
Total Short-Term Investment	280,389	-	-	280,389

Total Investments*	$35,299,289	$-	$2,357	$35,301,646

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2015	$2,357
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2016	$2,357

* Transfers between levels are recognized at the end of the reporting period.

Baird MidCap Fund
Schedule of Investments, March 31, 2016 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Banks
East West Bancorp, Inc.	573,356	$18,622,603	1.6%
Beverages
Constellation Brands, Inc.	163,533	24,708,201	2.1%
Dr Pepper Snapple Group, Inc.	184,675	16,513,638	1.4%
		41,221,839	3.5%
Building Products
AO Smith Corp.	407,265	31,078,392	2.6%
Fortune Brands Home & Security, Inc.	527,809	29,578,416	2.5%
		60,656,808	5.1%
Capital Markets
Affiliated Managers Group, Inc. *	170,940	27,760,656	2.3%
Northern Trust Corp.	261,305	17,029,247	1.4%
		44,789,903	3.7%
Commercial Services & Supplies
Stericycle, Inc. *	207,180	26,144,044	2.2%
Distributors
LKQ Corp. *	1,077,899	34,417,315	2.9%
Electrical Equipment
Acuity Brands, Inc.	125,586	27,395,330	2.3%
Rockwell Automation, Inc.	135,582	15,422,453	1.3%
		42,817,783	3.6%
Electronic Equipment, Instruments & Components
CDW Corp.	560,979	23,280,629	1.9%
Trimble Navigation Ltd. *	823,604	20,425,379	1.7%
		43,706,008	3.6%
Food Products
Mccormick & Co, Inc.	241,668	24,041,133	2.0%
Health Care Equipment & Supplies
The Cooper Cos, Inc.	106,519	16,400,730	1.4%
Edwards Lifesciences Corp. *	151,899	13,399,011	1.1%
Globus Medical, Inc. *	748,193	17,769,584	1.5%
IDEXX Laboratories, Inc. *	280,200	21,945,264	1.8%
Intuitive Surgical, Inc. *	25,803	15,508,893	1.3%
		85,023,482	7.1%
Health Care Providers & Services
Acadia Healthcare Co., Inc. *	289,030	15,928,443	1.3%
Envision Healthcare Holdings, Inc. *	299,560	6,111,024	0.5%
Laboratory Corp. of America Holdings *	191,174	22,392,211	1.9%
		44,431,678	3.7%
Health Care Technology
Cerner Corp. *	225,686	11,952,331	1.0%
Hotels, Restaurants & Leisure
Dominos Pizza, Inc.	137,546	18,136,816	1.5%
Household Durables
Harman International Industries, Inc.	257,098	22,892,006	1.9%
Household Products
Church & Dwight Co., Inc.	273,152	25,179,151	2.1%
IT Services
Alliance Data Systems Corp. *	123,917	27,261,740	2.3%
Euronet Worldwide, Inc. *	387,115	28,689,093	2.4%
Fiserv, Inc. *	427,563	43,859,412	3.7%
Gartner, Inc. *	259,574	23,192,937	1.9%
Genpact Ltd. * f	1,225,506	33,321,508	2.8%
		156,324,690	13.1%
Leisure Products
Hasbro, Inc.	347,031	27,797,183	2.3%
Machinery
Graco, Inc.	113,022	9,489,327	0.8%
The Middleby Corp. *	214,771	22,931,100	1.9%
Snap On, Inc.	152,340	23,915,857	2.0%
WABCO Holdings, Inc. *	214,594	22,944,390	1.9%
		79,280,674	6.6%
Media
Lions Gate Entertainment Corp. f	534,070	11,669,429	1.0%

Multiline Retail
Dollar General Corp.	334,575	28,639,620	2.4%
		28,639,620	2.4%
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc. *	150,630	11,625,623	1.0%
Road & Rail
J.B. Hunt Transport Services, Inc.	208,255	17,543,401	1.5%
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc. *	773,934	15,819,211	1.3%
Monolithic Power Systems, Inc.	141,915	9,031,471	0.8%
		24,850,682	2.1%
Software
Akamai Technologies, Inc. *	250,560	13,923,619	1.2%
ANSYS, Inc. *	279,543	25,007,917	2.1%
Manhattan Associates, Inc. *	191,010	10,862,739	0.9%
Synopsys, Inc. *	398,766	19,316,225	1.6%
Tyler Technologies, Inc. *	159,218	20,477,027	1.7%
The Ultimate Software Group, Inc. *	110,150	21,314,025	1.8%
		110,901,552	9.3%
Specialty Retail
Burlington Stores, Inc. *	410,649	23,094,900	1.9%
O'Reilly Automotive, Inc. *	94,473	25,853,481	2.1%
Tiffany & Co.	160,973	11,812,199	1.0%
Tractor Supply Co.	250,912	22,697,499	1.9%
		83,458,079	6.9%
Textiles, Apparel & Luxury Goods		.
Under Armour, Inc. - Class A*	104,788	8,889,166	0.7%
Trading Companies & Distributors
Fastenal Co.	547,119	26,808,831	2.2%
Watsco, Inc.	204,705	27,581,952	2.3%
		54,390,783	4.5%
Total Common Stocks
(Cost $1,014,120,447)		1,159,403,782	96.9%
Short-Term Investments
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.39% «	10,706,570	10,706,570	0.9%
Short-Term Investments Trust - Liquid Assets Portfolio, 0.46% «	23,000,000	23,000,000	1.9%
Total Short-Term Investments
(Cost $33,706,570)		33,706,570	2.8%
Total Investments
(Cost $1,047,827,017)		1,193,110,352	99.7%
Assets in Excess of Other Liabilities		3,977,546	0.3%
TOTAL NET ASSETS		$1,197,087,898	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird MidCap Fund
Schedule of Investments, March 31, 2016 (Unaudited)
Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards requireadditional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,159,403,782	$-	$-	$1,159,403,782
Total Equity	1,159,403,782	-	-	1,159,403,782

Short-Term Investments
Money Market Mutual Funds	33,706,570	-	-	33,706,570
Total Short-Term Investments	33,706,570	-	-	33,706,570

Total Investments*	$1,193,110,352	$-	$-	$1,193,110,352

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Small/Mid Cap Value Fund
Schedule of Investments March 31, 2016 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	3,155	$137,906	2.4%
Auto Components
Motorcar Parts of America, Inc. *	5,255	199,585	3.5%
Banks
Hilltop Holdings, Inc. *	7,130	134,614	2.3%
PrivateBancorp, Inc.	3,715	143,399	2.5%
Renasant Corp.	4,994	164,352	2.8%
		442,365	7.6%
Commercial Services & Supplies
Deluxe Corp.	1,905	119,043	2.0%
Distributors
LKQ Corp. *	4,240	135,383	2.3%
Diversified Consumer Services
H&R Block, Inc.	4,105	108,454	1.9%
Electric Utilities
Avangrid, Inc.	3,380	135,572	2.3%
Pinnacle West Cap Corp.	2,760	207,193	3.6%
		342,765	5.9%
Food Products
B & G Foods, Inc.	4,930	171,614	2.9%
Pinnacle Foods, Inc.	3,715	165,986	2.9%
		337,600	5.8%
Health Care Equipment & Supplies
Alere, Inc. *	2,496	126,323	2.2%
ICU Medical, Inc. *	1,250	130,125	2.2%
		256,448	4.4%
Health Care Providers & Services
Aceto Corp.	7,230	170,338	2.9%
Mednax, Inc. *	2,035	131,502	2.3%
		301,840	5.2%
Hotels, Restaurants & Leisure
Norwegian Cruise Line Holdings Ltd. * f	2,565	141,819	2.4%
Household Products
Orchids Paper Products Co.	4,600	126,546	2.2%
Insurance
American Financial Group, Inc.	2,365	166,425	2.8%
Atlas Financial Holdings, Inc. * f	8,215	149,020	2.6%
		315,445	5.4%
Internet Software & Services
j2 Global, Inc.	2,400	147,793	2.5%
VeriSign, Inc. *	1,545	136,794	2.4%
		284,587	4.9%
Multiline Retail
Dollar Tree, Inc. *	1,190	98,127	1.7%
Multi-Utilities
Alliant Energy Corp.	2,915	216,527	3.7%
CMS Energy Corporation	3,835	162,757	2.8%
		379,284	6.5%
Oil, Gas & Consumable Fuels
Navigator Holdings Ltd. * f	4,335	70,010	1.2%

Real Estate Investment Trusts (REITs)
Agree Realty Corp.	3,780	145,417	2.4%
Blackstone Mortgage Trust, Inc.	5,850	157,131	2.7%
Healthcare Trust of America, Inc.	5,915	174,019	3.0%
Hersha Hospitality Trust	3,000	64,020	1.1%
LTC Properties, Inc.	4,500	203,580	3.5%
Mid-America Apartment Communities, Inc.	2,265	231,505	4.0%
Omega Healthcare Investors, Inc.	5,420	191,326	3.3%
Physicians Realty Trust	10,020	186,172	3.2%
		1,353,170	23.2%
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc. *	6,635	135,619	2.3%
Thrifts & Mortgage Finance
Bofi Holding, Inc. *	3,943	84,144	1.4%
Meta Financial Group, Inc.	2,630	119,928	2.1%
		204,072	3.5%
Total Common Stocks
(Cost $5,535,906)		5,490,068	94.3%
Short-Term Investments
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.39% «	344,668	344,668	5.9%
Short-Term Investments Trust - Liquid Assets Portfolio, 0.46% «	100,000	100,000	1.7%
Total Short-Term Investments
(Cost $444,668)		444,668	7.6%
Total Investments
(Cost $5,980,574)		5,934,736	101.9%
Liabilities in Excess of Other Assets		(108,776)	(1.9)%
TOTAL NET ASSETS		$5,825,960	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird Small/Mid Cap Value Fund
Schedule of Investments, March 31, 2016 (Unaudited)
Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards requireadditional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$5,490,068	$-	$-	$5,490,068
Total Equity	5,490,068	-	-	5,490,068

Short-Term Investments
Money Market Mutual Funds	444,668	-	-	$444,668
Total Short-Term Investments	444,668	-	-	444,668

Total Investments*	$5,934,736	$-	$-	$5,934,736

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird SmallCap Value Fund
Schedule of Investments March 31, 2016 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	12,516	$547,074	2.2%
Auto Components
Drew Industries, Inc.	6,642	428,143	1.7%
Motorcar Parts of America, Inc. *	28,430	1,079,772	4.3%
		1,507,915	6.0%
Banks
Hilltop Holdings, Inc. *	38,010	717,629	2.9%
PrivateBancorp, Inc.	20,552	793,307	3.2%
Renasant Corp.	21,786	716,977	2.8%
		2,227,913	8.9%
Building Products
Patrick Industries, Inc. *	10,428	473,327	1.9%
Commercial Services & Supplies
Deluxe Corp.	9,887	617,839	2.5%
Electric Utilities
Avangrid, Inc.	16,381	657,042	2.6%
Food Products
B & G Foods, Inc.	21,630	752,940	3.0%
Pinnacle Foods, Inc.	27,814	1,242,730	4.9%
		1,995,670	7.9%
Gas Utilities
South Jersey Industries, Inc.	32,293	918,736	3.6%
Health Care Equipment & Supplies
Alere, Inc. *	16,222	820,996	3.3%
ICU Medical, Inc. *	7,263	756,078	3.0%
		1,577,074	6.3%
Health Care Providers & Services
Aceto Corp.	30,905	728,122	2.9%
Hotels, Restaurants & Leisure
Diamond Resorts International, Inc. *	17,152	416,793	1.7%
Household Products
Orchids Paper Products Co.	20,860	573,859	2.3%
Insurance
Atlas Financial Holdings, Inc. * f	38,630	700,748	2.8%
Internet Software & Services
j2 Global, Inc.	11,436	704,229	2.8%
Multi-Utilities
Alliant Energy Corp.	12,360	918,101	3.6%
Oil, Gas & Consumable Fuels
Navigator Holdings Ltd. * f	21,016	339,408	1.3%
Real Estate Investment Trusts (REITs)
Agree Realty Corp.	19,440	747,857	3.0%
Blackstone Mortgage Trust, Inc.	23,176	622,507	2.5%
Capstead Mortgage Corp.	30,130	297,986	1.2%
DiamondRock Hospitality Co.	44,656	451,919	1.8%
Hatteras Financial Corp.	20,240	289,432	1.2%
Healthcare Trust of America, Inc.	21,545	633,854	2.5%
Hersha Hospitality Trust	18,157	387,470	1.5%
LTC Properties, Inc.	20,550	929,682	3.7%
Omega Healthcare Investors, Inc.	24,720	872,616	3.5%
Physicians Realty Trust	43,265	803,863	3.2%
		6,037,186	24.1%
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc. *	29,048	593,741	2.4%
Thrifts & Mortgage Finance
Bofi Holding, Inc. *	22,936	489,454	1.9%
Capitol Federal Financial, Inc.	20,707	274,575	1.1%
Meta Financial Group, Inc.	13,845	631,332	2.5%
		1,395,361	5.5%
Water Utilities
Connecticut Water Service, Inc.	11,470	517,297	2.1%
Total Common Stocks
(Cost $20,436,320)		23,447,435	93.4%

Short-Term Investments
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.39% «	1,785,462	1,785,462	7.1%
Short-Term Investments Trust - Liquid Assets Portfolio, 0.46% «	450,000	450,000	1.8%
Total Short-Term Investments
(Cost $2,235,462)		2,235,462	8.9%
Total Investments
(Cost $22,671,782)		25,682,897	102.3%
Liabilities in Excess of Other Assets		(586,010)	(2.3)%
TOTAL NET ASSETS		$25,096,887	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird SmallCap Value Fund
Schedule of Investments, March 31, 2016 (Unaudited)
Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards requireadditional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$23,447,435	$-	$-	$23,447,435
Total Equity	23,447,435	-	-	23,447,435

Short-Term Investments
Money Market Mutual Funds	2,235,462	-	-	$2,235,462
Total Short-Term Investments	2,235,462	-	-	2,235,462

Total Investments*	$25,682,897	$-	$-	$25,682,897

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

The cost basis of investments and assets relating to securities lending for federal income tax purposes at March 31, 2016 was as follows:

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
Cost of investments	$232,040,208	$3,602,681,305	$2,018,087,836	$8,007,471,175	$10,629,330,998
Gross unrealized appreciation	$131,741	$18,368,651	$41,112,828	$142,634,973	$181,815,619
Gross unrealized depreciation	(980,828)	(15,445,048)	(13,934,972)	(60,767,332)	(153,069,380)
Net unrealized appreciation (depreciation)	$(849,087)	$2,923,603	$27,177,856	$81,867,641	$28,746,239

	Baird Short-Term Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund
Cost of investments	$20,076,272	$1,143,329,039	$61,903,732
Gross unrealized appreciation	$124,753	$52,385,869	$933,366
Gross unrealized depreciation	(25,692)	(3,299,881)	(67,184)
Net unrealized appreciation	$99,061	$49,085,988	$866,182

	Baird LargeCap Fund	Baird MidCap Fund	Baird Small/Mid Cap Value Fund	Baird SmallCap Value Fund
Cost of investments	$34,289,681	$1,047,827,017	$5,980,574	$22,671,782
Gross unrealized appreciation	$2,709,994	$194,341,794	$263,147	$3,776,993
Gross unrealized depreciation	(1,698,029)	(49,058,459)	(308,985)	(765,878)
Net unrealized appreciation (depreciation)	$1,011,965	$145,283,335	$(45,838)	$3,011,115

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By  /s/ Mary Ellen Stanek
       Mary Ellen Stanek, President

Date   May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Mary Ellen Stanek
       Mary Ellen Stanek, President

Date   May 31, 2016

By  /s/ Terrance P. Maxwell
       Terrance P. Maxwell, Treasurer

Date   May 31, 2016